UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

January 31, 2013

Columbia Oregon Intermediate Municipal Bond Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Oregon Intermediate Municipal Bond Fund

President's Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as the year came to a close. However, they ended the year up strongly, as first and third quarter gains more than offset second and fourth quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of the year. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Oregon Intermediate Municipal Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	14
Statement of Operations	16
Statement of Changes in Net Assets	17
Financial Highlights	19
Notes to Financial Statements	24
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Oregon Intermediate Municipal Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Oregon Intermediate Municipal Bond Fund (the Fund) Class A shares returned 0.96% excluding sales charges for the six-month period that ended January 31, 2013.

>  The Fund underperformed its benchmark, the Barclays 3-15 Year Blend Municipal Bond Index, which returned 1.37%, during the same six-month period.

Average Annual Total Returns (%) (for period ended January 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/01/02
Excluding sales charges		0.96	2.62	4.42	4.17
Including sales charges		-2.36	-0.68	3.74	3.66
Class B	11/01/02
Excluding sales charges		0.58	1.86	3.65	3.39
Including sales charges		-2.41	-1.13	3.65	3.39
Class C*	10/13/03
Excluding sales charges		0.76	2.21	4.00	3.76
Including sales charges		-0.24	1.22	4.00	3.76
Class R5*	11/08/12	1.08	2.87	4.68	4.44
Class Z	07/02/84	1.09	2.88	4.68	4.44
Barclays 3-15 Year Blend Municipal Bond Index		1.37	3.60	5.53	4.96

Returns for Class A are shown with and without the maximum initial sales charge of 3.25%. The 10-year Class A average annual returns with sales charge as of January 31, 2013 include the previous sales charge of 4.75%. Class A 1-year and 5-year annual returns with sales charge as of January 31, 2013 include the new sales charge of 3.25%. This change was effective beginning August 22, 2005. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Oregon Intermediate Municipal Bond Fund

Portfolio Overview

(Unaudited)

Quality Breakdown (%) (at January 31, 2013)
AAA rating	1.5
AA rating	61.8
A rating	23.9
BBB rating	8.6
Non-investment grade	1.4
Not rated	2.8
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Brian McGreevy

Semiannual Report 2013
3

Columbia Oregon Intermediate Municipal Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2012 – January 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,009.60		1,021.22	4.00		4.02	0.79
Class B	1,000.00	1,000.00	1,005.80		1,017.44	7.79		7.83	1.54
Class C	1,000.00	1,000.00	1,007.60		1,019.21	6.02		6.06	1.19
Class R5	1,000.00	1,000.00	998.10	*	1,022.74	1.11	*	2.50	0.49 *
Class Z	1,000.00	1,000.00	1,010.90		1,022.48	2.74		2.75	0.54

*For the period November 8, 2012 through January 31, 2013. Class R5 shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia Oregon Intermediate Municipal Bond Fund

Portfolio of Investments

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 98.2%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 1.6%
Port of Portland Revenue Bonds Passenger Facility Charge Series 2011 07/01/27	5.500%	6,635,000	7,969,829
Assisted Living 0.4%
Clackamas County Hospital Facility Authority Refunding Revenue Bonds Robinson Jewish Home Series 2005 10/01/19	5.000%	1,000,000	1,019,420
10/01/24	5.125%	1,000,000	1,009,350
Total			2,028,770
Higher Education 5.3%
City of Forest Grove Revenue Bonds Campus Improvement-Pacific University Project Series 2009 05/01/30	6.000%	1,500,000	1,542,585
City of Portland Refunding Revenue Bonds Broadway Project Series 2008A 04/01/23	6.250%	3,250,000	3,981,445
Oregon Health & Science University Revenue Bonds Series 2012-E 07/01/31	4.000%	8,000,000	8,496,560
Series 2012A 07/01/18	5.000%	1,000,000	1,178,000
Oregon Health & Science University(a) Revenue Bonds Capital Appreciation-Independent School District Series 1996A (NPFGC) 07/01/21	0.000%	9,700,000	7,688,705
Oregon State Facilities Authority Revenue Bonds Limited College Project Series 2010A 10/01/34	5.000%	1,975,000	2,182,395
Linfield College Project Series 2005A 10/01/20	5.000%	1,825,000	1,947,530
Total			27,017,220

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 11.1%
Astoria Hospital Facilities Authority Refunding Revenue Bonds Columbia Memorial Hospital Series 2012 08/01/16	4.000%	780,000	826,644
08/01/17	4.000%	810,000	859,564
08/01/18	4.000%	745,000	791,488
08/01/19	4.000%	855,000	911,345
08/01/20	4.000%	915,000	964,593
08/01/21	4.000%	725,000	756,603
08/01/26	5.000%	1,200,000	1,298,412
08/01/27	5.000%	1,260,000	1,362,917
08/01/31	5.000%	1,635,000	1,757,821
Deschutes County Hospital Facilities Authority Refunding Revenue Bonds Cascade Health Services, Inc. Series 2008 01/01/23	7.375%	2,000,000	2,490,720
Klamath Falls Intercommunity Hospital Authority Refunding Revenue Bonds Sky Lakes Medical Center Project Series 2012 09/01/19	5.000%	1,255,000	1,428,818
09/01/22	5.000%	500,000	570,215
Multnomah County Hospital Facilities Authority Revenue Bonds Adventist Health West Series 2009A 09/01/21	5.000%	3,685,000	4,233,696
Providence Health Systems Series 2004 10/01/13	5.250%	1,045,000	1,079,495
10/01/16	5.250%	2,970,000	3,200,116
Oregon State Facilities Authority Refunding Revenue Bonds Legacy Health Project Series 2011A 05/01/20	5.250%	5,000,000	5,944,350
Legacy Health Systems Series 2010A 03/15/15	5.000%	1,000,000	1,074,220
03/15/16	5.000%	1,500,000	1,649,865
Peacehealth Series 2009A 11/01/17	5.000%	4,450,000	5,237,427
11/01/19	5.000%	3,695,000	4,453,177
Samaritan Health Services Series 2010A 10/01/22	5.000%	3,450,000	3,949,802
10/01/23	5.000%	2,000,000	2,274,260
Revenue Bonds Providence Health Services Series 2011C 10/01/14	4.000%	1,625,000	1,719,266

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Oregon Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Salem Hospital Facility Authority Revenue Bonds Salem Hospital Project Series 2006A 08/15/27	5.000%	3,500,000	3,724,840
Series 2008A 08/15/15	5.750%	785,000	871,334
08/15/18	5.250%	2,500,000	2,928,125
Total			56,359,113
Independent Power 0.8%
Western Generation Agency Revenue Bonds Wauna Cogeneration Project Series 2006A 01/01/20	5.000%	1,000,000	1,006,290
01/01/21	5.000%	3,000,000	3,010,860
Total			4,017,150
Investor Owned 0.8%
Port of Morrow Refunding Revenue Bonds Portland General Electric Series 1998A(b) 05/01/33	5.000%	3,750,000	4,241,138
Local General Obligation 36.4%
Benton & Linn Counties Consolidated School District No. 509J & 509A Unlimited General Obligation Refunding Bonds Series 2007 (AGM) 06/15/20	5.000%	5,000,000	6,233,950
Canyonville South Umpqua Rural Fire Protection District Unlimited General Obligation Bonds Series 2001 07/01/31	5.400%	610,000	610,683
Central Oregon Community College District Unlimited General Obligation Bonds Series 2010 06/15/24	4.750%	2,580,000	3,096,697
City of Canby Refunding Limited General Obligation Bonds Series 2012 (AGM) 12/01/29	4.000%	2,690,000	2,918,892
City of Hillsboro Limited General Obligation Refunding Bonds Series 2012 06/01/24	4.000%	1,875,000	2,158,144
06/01/25	4.000%	1,875,000	2,141,831
City of Madras Refunding Unlimited General Obligation Bonds Series 2013 02/15/24	4.000%	745,000	790,557

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013 02/15/27	4.500%	500,000	532,330
City of Portland Limited General Obligation Refunding Bonds Arena Series 2005B 06/01/16	5.000%	3,075,000	3,387,113
Limited Tax Series 2011A 06/01/23	5.000%	6,140,000	7,556,252
City of Portland(a) Limited Tax General Obligation Bonds Series 2001B 06/01/16	0.000%	3,500,000	3,399,270
06/01/18	0.000%	4,000,000	3,714,760
06/01/19	0.000%	4,000,000	3,618,040
06/01/20	0.000%	4,000,000	3,503,880
City of Salem Limited General Obligation Bonds Series 2009 06/01/26	5.000%	3,315,000	3,922,142
Unlimited General Obligation Bonds Series 2009 06/01/19	5.000%	2,025,000	2,482,387
06/01/20	5.000%	880,000	1,062,926
Clackamas & Washington Counties School District No. 3 Unlimited General Obligation Bonds West Linn-Wilsonville Series 2009 06/15/24	5.000%	4,150,000	5,029,758
Clackamas & Washington Counties School District No. 3(a) Unlimited General Obligation Bonds Series 2003A (NPFGC/FGIC) 06/15/17	0.000%	4,000,000	3,826,120
Clackamas Community College District Unrefunded Unlimited General Obligation Bonds Series 2001 (NPFGC/FGIC) 06/15/15	5.250%	110,000	112,003
Clackamas County School District No. 108 Estacada Unlimited General Obligation Refunding Bonds Series 2005 (AGM) 06/15/25	5.500%	2,485,000	3,364,442
Clackamas County School District No. 115 Unlimited General Obligation Bonds Series 2006A (NPFGC)(a) 06/15/25	0.000%	2,250,000	1,371,780
Clackamas County School District No. 12 North Clackamas Unlimited General Obligation Bonds Series 2007B (AGM) 06/15/22	5.000%	4,000,000	4,648,480

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Oregon Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clackamas County School District No. 46 Oregon Trail Unlimited General Obligation Bonds Series 2009A 06/15/25	5.000%	4,350,000	5,099,461
06/15/26	5.000%	3,000,000	3,502,650
Clackamas County School District No. 86 Unlimited General Obligation Refunding Bonds Canby Series 2012A 06/15/19	4.000%	1,000,000	1,169,730
Columbia County School District No. 502 Unlimited General Obligation Bonds Series 1999 (NPFGC/FGIC)(a) 06/01/14	0.000%	1,025,000	1,017,969
Columbia Gorge Community College District Unlimited General Obligation Refunding Bonds Series 2012 06/15/18	3.000%	810,000	888,594
06/15/19	2.500%	1,010,000	1,079,215
06/15/20	3.000%	805,000	880,839
Columbia Multnomah & Washington Counties School District No. 1J Unlimited General Obligation Bonds Scappoose School District Series 2009 06/15/23	5.000%	1,000,000	1,189,030
06/15/24	5.000%	1,165,000	1,372,871
06/15/25	5.000%	1,275,000	1,494,670
County of Clackamas Limited General Obligation Bonds Series 2007 (NPFGC) 06/01/27	4.125%	2,000,000	2,133,980
County of Lane Limited General Obligation Bonds Series 2009A 11/01/24	5.000%	1,000,000	1,182,070
11/01/25	5.000%	1,140,000	1,342,065
Deschutes & Jefferson Counties School District No. 2J Redmond Refunding Unlimited General Obligation Bonds Series 2013 06/15/29	4.000%	1,865,000	2,074,085
Series 2013 06/15/30	4.000%	2,520,000	2,785,734
Deschutes & Jefferson Counties School District No. 2J Redmond(a) Unlimited General Obligation Bonds Series 2004B (NPFGC/FGIC) 06/15/22	0.000%	2,335,000	1,903,142
Deschutes County Administrative School District No. 1 Bend-La Pine Unlimited General Obligation Bonds Series 2007 (NPFGC/FGIC) 06/15/20	4.500%	5,000,000	5,640,550

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Jackson County School District No. 549C Medford Unlimited General Obligation Bonds Series 2008 06/15/27	4.625%	1,500,000	1,680,495
06/15/28	4.625%	1,660,000	1,853,954
Jackson County School District No. 9 Eagle Point Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC) 06/15/20	5.500%	1,000,000	1,271,440
06/15/21	5.500%	1,410,000	1,815,770
Jefferson County School District No. 509J Unlimited General Obligation Bonds Series 2002 (NPFGC/FGIC) 06/15/18	5.250%	1,075,000	1,079,236
Josephine County School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC) 12/15/15	5.000%	1,000,000	1,127,670
12/15/16	5.000%	1,000,000	1,164,140
Lane & Douglas Counties School District No. 45J3 Unlimited General Obligation Refunding Bonds South Lane Series 2012 06/15/19	3.000%	1,410,000	1,545,882
06/15/20	3.000%	1,000,000	1,094,210
06/15/21	3.000%	1,610,000	1,755,190
Lane Community College Unlimited General Obligation Bonds Series 2009 06/15/17	4.250%	2,195,000	2,527,477
06/15/18	4.250%	2,000,000	2,345,540
Series 2012 06/15/23	5.000%	1,000,000	1,243,990
Lane County School District No. 19 Springfield Unlimited General Obligation Refunding Bonds Series 1997 (NPFGC/FGIC) 10/15/14	6.000%	1,310,000	1,425,332
Lane County School District No. 4J Eugene Unlimited General Obligation Refunding Bonds Series 2002 07/01/13	5.250%	1,000,000	1,021,020
Linn Benton Community College District Unlimited General Obligation Bonds Series 2001 (NPFGC/FGIC)(a) 06/15/13	0.000%	1,000,000	999,220
Linn County Community School District No. 9 Lebanon Unrefunded Unlimited General Obligation Bonds Series 2001 (NPFGC/FGIC) 06/15/15	5.250%	305,000	310,517
Madras Aquatic Center District Unlimited General Obligation Bonds Series 2005 06/01/22	5.000%	1,695,000	1,794,530

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Oregon Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Portland Community College District Unlimited General Obligation Refunding Bonds Series 2005 (AGM) 06/15/16	5.000%	4,750,000	5,240,817
Salem-Keizer School District No. 24J Unlimited General Obligation Bonds Series 2009A 06/15/15	4.000%	3,850,000	4,159,347
06/15/16	5.000%	2,500,000	2,853,500
Unlimited General Obligation Refunding Bonds Marion & Polk Counties Series 2004 06/15/13	5.000%	2,285,000	2,325,376
Tualatin Hills Park & Recreation District Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC/FGIC) 03/01/14	5.750%	990,000	1,048,648
Umatilla County School District No. 8R Hermiston Unlimited General Obligation Bonds Series 2010 06/15/29	4.500%	2,360,000	2,725,753
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC) 06/15/19	5.000%	850,000	1,041,548
06/15/21	5.000%	6,575,000	8,242,157
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin(a) Limited General Obligation Bonds Series 2000 06/15/18	0.000%	2,700,000	2,478,735
Washington & Multnomah Counties School District No 48J Beaverton Refunding Unlimited General Obligation Bonds Series 2012-B 06/15/23	4.000%	3,250,000	3,762,005
Washington Clackamas & Yamhill Counties School District No. 88J Unlimited General Obligation Bonds Sherwood Series 2007B (NPFGC) 06/15/23	4.500%	8,125,001	8,940,344
Washington County School District No. 1 West Union Refunding Unlimited General Obligation Bonds Hillsboro Series 2012 06/15/20	4.000%	3,400,000	3,983,848
Unlimited General Obligation Refunding Bonds Series 1998 11/01/13	5.000%	1,100,000	1,139,127

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington County School District No. 1 West Union(a) Unlimited General Obligation Bonds Capital Appreciation-Hillsboro Series 2006 (NPFGC) 06/15/25	0.000%	4,065,000	2,542,210
Washington County School District No. 15 Forest Grove Unlimited General Obligation Bonds Series 2012A 06/15/24	5.000%	1,780,000	2,185,929
Yamhill Clackamas & Washington Counties School District No. 29J Newberg Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC) 06/15/21	5.500%	1,000,000	1,290,120
Total			184,254,169
Multi-Family 1.7%
City of Forest Grove Revenue Bonds Oak Tree Foundation Project Series 2007 03/01/37	5.500%	4,000,000	4,098,080
City of Portland Revenue Bonds Headwaters Apartments Project Series 2005A 04/01/25	5.000%	1,565,000	1,702,814
Clackamas County Housing Authority Revenue Bonds Senior Lien-Easton Ridge Series 1996A 12/01/16	5.800%	935,000	935,561
12/01/26	5.900%	1,750,000	1,751,155
Total			8,487,610
Municipal Power 2.0%
City of Eugene Refunding Revenue Bonds Electric Utility System Series 2011A 08/01/28	5.000%	2,200,000	2,624,402
08/01/29	5.000%	3,410,000	4,050,568
Emerald People's Utility District Refunding Revenue Bonds Series 1996 (NPFGC/FGIC) 11/01/13	7.350%	2,675,000	2,805,674
Series 2003A (AGM) 11/01/20	5.250%	605,000	624,663
Total			10,105,307

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Oregon Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 1.0%
Oregon State Facilities Authority Revenue Bonds Goodwill Industries Lane County Series 1998A(c) 11/15/22	6.650%	2,590,000	2,592,202
Puerto Rico Housing Finance Authority Subordinated Revenue Bonds Capital Fund Modernization Series 2008(d) 12/01/13	5.000%	2,455,000	2,536,383
Total			5,128,585
Ports 0.5%
Port of Morrow Refunding Revenue Bonds Series 2007 06/01/20	4.875%	750,000	750,405
06/01/25	5.000%	1,000,000	1,000,260
Port of St. Helen's Revenue Bonds Series 1999 08/01/14	5.600%	135,000	135,180
08/01/19	5.750%	425,000	425,361
Total			2,311,206
Recreation 4.9%
Oregon State Department of Administrative Services Revenue Bonds Series 2008A 04/01/24	5.000%	3,130,000	3,655,120
Series 2009A 04/01/21	5.000%	5,000,000	6,018,800
04/01/22	5.000%	5,000,000	5,979,800
04/01/27	5.000%	4,000,000	4,642,440
Series 2012B 04/01/18	3.000%	3,600,000	3,972,168
Unrefunded Revenue Bonds Series 2003A (AGM) 04/01/14	5.000%	380,000	392,198
Total			24,660,526
Refunded / Escrowed 3.4%
City of Portland Tax Allocation Bonds Series 2003A (AMBAC) 06/15/17	5.000%	1,500,000	1,526,790
06/15/18	5.000%	3,070,000	3,124,830
06/15/20	5.000%	2,000,000	2,035,720
Linn County Community School District No. 9 Lebanon Prerefunded 06/15/13 Unlimited General Obligation Bonds Series 2001 (FGIC) 06/15/15	5.250%	255,000	259,445

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Clackamas Parks & Recreation District Revenue Bonds Recreational Facilities Series 1993 Escrowed to Maturity 04/01/13	5.700%	440,000	443,938
Oregon State Department of Administrative Services Prerefunded 10/01/13 Revenue Bonds Series 2003A (AGM) 04/01/14	5.000%	1,450,000	1,496,038
Puerto Rico Public Finance Corp. Unrefunded Revenue Bonds Commonwealth Appropriations Series 2002E Escrowed to Maturity(d) 08/01/26	6.000%	5,000,000	7,168,900
State of Oregon Prerefunded 08/01/014 Unlimited General Obligation Refunding Bonds Series 2004D 08/01/24	5.000%	165,000	176,606
Virgin Islands Public Finance Authority Revenue Bonds Series 1989A Escrowed to Maturity(d) 10/01/18	7.300%	870,000	1,051,908
Total			17,284,175
Retirement Communities 1.0%
Multnomah County Hospital Facilities Authority Refunding Revenue Bonds Terwilliger Plaza, Inc. Series 2012 12/01/20	5.000%	1,250,000	1,431,013
12/01/22	5.000%	500,000	571,765
12/01/29	5.000%	1,200,000	1,312,848
Revenue Bonds Terwilliger Plaza Project Series 2006A 12/01/26	5.250%	1,400,000	1,458,002
Total			4,773,628
Single Family 2.2%
Oregon State Housing & Community Services Department Revenue Bonds Single Family Mortgage Series 2008G 07/01/28	5.200%	3,715,000	4,059,269
Single Family Mortgage Program Series 2001Q 07/01/15	4.700%	285,000	285,798
07/01/17	4.900%	285,000	285,704
Series 2010A 07/01/27	5.250%	765,000	830,782

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Oregon Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2011A (FHLMC) 07/01/25	5.250%	2,370,000	2,723,865
Series 2011B 07/01/28	5.250%	1,950,000	2,131,506
Series 2011J 07/01/24	5.150%	860,000	865,968
Total			11,182,892
Special Non Property Tax 8.2%
Oregon Department of Transportation Refunding Revenue Bonds Series 2012A 11/15/22	5.000%	5,000,000	6,406,750
Revenue Bonds Senior Lien Series 2007A 11/15/16	5.000%	6,305,000	7,329,751
Series 2009A 11/15/27	4.750%	7,000,000	8,030,820
Territory of Guam Revenue Bonds Series 2011A(d) 01/01/31	5.000%	1,100,000	1,237,973
Tri-County Metropolitan Transportation District Refunding Revenue Bonds Limited Tax Pledge Series 2005A (AGM) 09/01/17	5.000%	4,250,000	4,731,312
Series 2003A 09/01/15	5.000%	1,000,000	1,003,770
Revenue Bonds Series 2009A 09/01/18	4.000%	1,000,000	1,168,250
09/01/21	4.250%	1,815,000	2,094,383
Series 2012-A 09/01/26	5.000%	3,660,000	4,527,859
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A(d) 10/01/25	5.000%	4,410,000	4,812,501
Total			41,343,369
Special Property Tax 4.6%
City of Keizer Special Assessment Bonds Keizer Station Area Series 2008A 06/01/31	5.200%	4,220,000	4,483,708
City of Portland Refunding Tax Allocation Bonds 2nd Lien-Downtown Series 2011 06/15/18	5.000%	3,095,000	3,637,182

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Senior Lien-Oregon Convention Center Series 2011 06/15/20	5.000%	4,305,000	5,155,410
Tax Allocation Bonds Central Eastside Series 2011B 06/15/26	5.000%	1,580,000	1,763,406
06/15/27	5.000%	1,370,000	1,521,221
Lents Town Center Series 2010B 06/15/25	5.000%	1,550,000	1,764,164
06/15/26	5.000%	1,440,000	1,633,752
Redmond Urban Renewal Agency Tax Allocation Bonds Downtown Urban Renewal Area Series 1999B 06/01/13	5.650%	190,000	190,629
06/01/19	5.850%	785,000	787,033
Seaside Urban Renewal Agency Tax Allocation Bonds Greater Seaside Urban Renewal Series 2001 06/01/15	5.250%	635,000	636,803
Veneta Urban Renewal Agency Revenue Bonds Urban Renewal Series 2001 02/15/16	5.375%	575,000	576,426
02/15/21	5.625%	1,100,000	1,102,167
Total			23,251,901
State Appropriated 3.8%
Oregon State Department of Administrative Services Certificate of Participation Series 2007A (NPFGC/FGIC) 05/01/24	5.000%	2,630,000	3,009,667
05/01/25	5.000%	2,780,000	3,181,321
05/01/26	5.000%	2,800,000	3,152,716
Series 2009A 05/01/23	5.000%	3,100,000	3,619,343
Refunding Certificate of Participation Series 2012A 05/01/17	5.000%	5,320,000	6,251,744
Total			19,214,791
State General Obligation 2.3%
State of Oregon Prerefunded 08/01/14 Unlimited General Obligation Bonds Series 2004D 08/01/24	5.000%	3,455,000	3,698,025
Unlimited General Obligation Refunding Bonds Oregon University System Series 2012A 08/01/19	5.000%	5,000,000	6,203,700

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Oregon Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Oregon(a) Unlimited General Obligation Bonds State Board of Higher Education Series 2001A 08/01/17	0.000%	1,050,000	1,002,288
State Higher Board of Education Series 1996A 08/01/14	0.000%	490,000	486,614
Total			11,390,627
Transportation 1.1%
Tri-County Metropolitan Transportation District Revenue Bonds Capital Grant Receipt Series 2011A 10/01/25	5.000%	4,775,000	5,743,991
Water & Sewer 5.1%
City of Portland Sewer System Refunding Revenue Bonds 1st Lien Series 2008A 06/15/17	5.000%	1,500,000	1,768,440
Revenue Bonds First Lien Series 2004A (AGM) 10/01/21	4.250%	2,500,000	2,644,025
City of Portland Water System Refunding Revenue Bonds 1st Lien Series 2006B 10/01/16	5.000%	5,330,000	6,185,518
Revenue Bonds Series 2004B 10/01/13	5.000%	730,000	753,404

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Sutherlin Water Revenue Bonds BAN Series 2012 11/15/13	1.400%	1,230,000	1,230,603
City of Woodburn Refunding Revenue Bonds Series 2011A 03/01/18	3.000%	1,115,000	1,191,701
03/01/19	5.000%	3,490,000	4,118,828
03/01/22	5.000%	4,620,000	5,582,854
Washington County Clean Water Services Refunding Revenue Bonds Senior Lien Series 2004 (NPFGC) 10/01/13	5.000%	2,310,000	2,382,881
Total			25,858,254
Total Municipal Bonds (Cost: $458,196,588)			496,624,251
Money Market Funds 0.9%
		Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, 0.000%(e)		1,709,037	1,709,037
JPMorgan Tax Free Money Market Fund, 0.010%(e)		2,970,564	2,970,564
Total Money Market Funds (Cost: $4,679,601)			4,679,601
Total Investments (Cost: $462,876,189)			501,303,852
Other Assets & Liabilities, Net			4,518,356
Net Assets			505,822,208

Notes to Portfolio of Investments

(a)  Zero coupon bond.

(b)  Variable rate security.

(c)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2013 was $2,592,202, representing 0.51% of net assets. Information concerning such security holdings at January 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Oregon State Facilities Authority Revenue Bonds Goodwill Industries Lane County Series 1998A 11/15/22 6.650%	06/17/98	2,590,000

(d)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2013, the value of these securities amounted to $16,807,665 or 3.32% of net assets.

(e)  The rate shown is the seven-day current annualized yield at January 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Oregon Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

BAN  Bond Anticipation Note

FGIC  Financial Guaranty Insurance Company

FHLMC  Federal Home Loan Mortgage Corporation

NPFGC  National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Oregon Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	496,624,251	—	496,624,251
Total Bonds	—	496,624,251	—	496,624,251
Other
Money Market Funds	4,679,601	—	—	4,679,601
Total Other	4,679,601	—	—	4,679,601
Total	4,679,601	496,624,251	—	501,303,852

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Oregon Intermediate Municipal Bond Fund

Statement of Assets and Liabilities

January 31, 2013 (Unaudited)

Assets
Investments, at value
(identified cost $462,876,189)	$501,303,852
Receivable for:
Capital shares sold	1,344,511
Interest	4,743,157
Expense reimbursement due from Investment Manager	745
Prepaid expenses	3,776
Trustees' deferred compensation plan	40,452
Total assets	507,436,493
Liabilities
Payable for:
Capital shares purchased	248,256
Dividend distributions to shareholders	1,229,780
Investment management fees	5,520
Distribution and/or service fees	715
Transfer agent fees	59,717
Administration fees	932
Chief compliance officer expenses	102
Other expenses	28,811
Trustees' deferred compensation plan	40,452
Total liabilities	1,614,285
Net assets applicable to outstanding capital stock	$505,822,208
Represented by
Paid-in capital	$466,699,531
Undistributed net investment income	272,816
Accumulated net realized gain	422,198
Unrealized appreciation (depreciation) on:
Investments	38,427,663
Total — representing net assets applicable to outstanding capital stock	$505,822,208

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Oregon Intermediate Municipal Bond Fund

Statement of Assets and Liabilities (continued)

January 31, 2013 (Unaudited)

Class A
Net assets	$36,154,714
Shares outstanding	2,802,203
Net asset value per share	$12.90
Maximum offering price per share(a)	$13.33
Class B
Net assets	$20,165
Shares outstanding	1,563
Net asset value per share	$12.90
Class C
Net assets	$26,370,023
Shares outstanding	2,043,745
Net asset value per share	$12.90
Class R5
Net assets	$2,486
Shares outstanding	193
Net asset value per share	$12.88
Class Z
Net assets	$443,274,820
Shares outstanding	34,354,685
Net asset value per share	$12.90

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.25%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Oregon Intermediate Municipal Bond Fund

Statement of Operations

Six Months Ended January 31, 2013 (Unaudited)

Net investment income
Income:
Dividends	$343
Interest	8,774,149
Total income	8,774,492
Expenses:
Investment management fees	1,011,486
Distribution and/or service fees
Class A	43,233
Class B	157
Class C	125,996
Transfer agent fees
Class A	17,736
Class B	16
Class C	12,908
Class Z	228,638
Administration fees	170,822
Compensation of board members	16,498
Custodian fees	2,854
Printing and postage fees	29,674
Registration fees	32,185
Professional fees	21,802
Chief compliance officer expenses	145
Other	5,820
Total expenses	1,719,970
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(171,697)
Fees waived by Distributor — Class C	(44,163)
Total net expenses	1,504,110
Net investment income	7,270,382
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	448,585
Net realized gain	448,585
Net change in unrealized appreciation (depreciation) on:
Investments	(2,363,348)
Net change in unrealized appreciation (depreciation)	(2,363,348)
Net realized and unrealized loss	(1,914,763)
Net increase in net assets resulting from operations	$5,355,619

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Oregon Intermediate Municipal Bond Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2013(a) (Unaudited)	Year Ended July 31, 2012(b)	Year Ended August 31, 2011
Operations
Net investment income	$7,270,382	$13,413,010	$15,914,153
Net realized gain (loss)	448,585	535,433	(591,862)
Net change in unrealized appreciation (depreciation)	(2,363,348)	16,598,058	(7,035,023)
Net increase in net assets resulting from operations	5,355,619	30,546,501	8,287,268
Distributions to shareholders
Net investment income
Class A	(459,587)	(760,753)	(842,891)
Class B	(303)	(1,142)	(5,973)
Class C	(285,491)	(476,170)	(478,141)
Class R5	(16)	—	—
Class Z	(6,524,122)	(12,184,086)	(14,648,157)
Net realized gains
Class A	—	—	(47,330)
Class B	—	—	(559)
Class C	—	—	(28,963)
Class Z	—	—	(729,539)
Total distributions to shareholders	(7,269,519)	(13,422,151)	(16,781,553)
Increase (decrease) in net assets from capital stock activity	14,599,072	30,473,981	(41,175,886)
Total increase (decrease) in net assets	12,685,172	47,598,331	(49,670,171)
Net assets at beginning of period	493,137,036	445,538,705	495,208,876
Net assets at end of period	$505,822,208	$493,137,036	$445,538,705
Undistributed net investment income	$272,816	$271,953	$281,094

(a) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b) For the period from September 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from August 31 to July 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Oregon Intermediate Municipal Bond Fund

Statements of Changes in Net Assets (continued)

	Six Months Ended January 31, 2013(a) (Unaudited)		Year Ended July 31, 2012(b)		Year Ended August 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(c)	509,142	6,584,843	949,623	12,024,984	890,521	10,923,081
Distributions reinvested	33,393	432,530	50,873	648,392	40,010	489,936
Redemptions	(171,381)	(2,218,848)	(571,183)	(7,265,228)	(1,112,138)	(13,574,198)
Net increase (decrease)	371,154	4,798,525	429,313	5,408,148	(181,607)	(2,161,181)
Class B shares
Subscriptions	—	—	757	9,697	123	1,506
Distributions reinvested	15	195	21	268	190	2,323
Redemptions(c)	(1,620)	(21,034)	(3,917)	(50,234)	(25,822)	(314,324)
Net decrease	(1,605)	(20,839)	(3,139)	(40,269)	(25,509)	(310,495)
Class C shares
Subscriptions	238,841	3,095,279	653,144	8,312,504	389,956	4,799,963
Distributions reinvested	19,081	247,124	30,427	387,885	21,922	268,239
Redemptions	(52,549)	(679,662)	(291,973)	(3,704,948)	(285,063)	(3,454,496)
Net increase	205,373	2,662,741	391,598	4,995,441	126,815	1,613,706
Class R5 shares
Subscriptions	193	2,500	—	—	—	—
Distributions reinvested	—	6	—	—	—	—
Net increase	193	2,506	—	—	—	—
Class Z shares
Subscriptions	1,852,339	23,962,657	3,845,855	48,973,355	2,186,882	26,859,008
Distributions reinvested	360,770	4,672,540	690,470	8,796,813	915,596	11,205,841
Redemptions	(1,657,546)	(21,479,058)	(2,955,678)	(37,659,507)	(6,436,980)	(78,382,765)
Net increase (decrease)	555,563	7,156,139	1,580,647	20,110,661	(3,334,502)	(40,317,916)
Total net increase (decrease)	1,130,678	14,599,072	2,398,419	30,473,981	(3,414,803)	(41,175,886)

(a) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b) For the period from September 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from August 31 to July 31.

(c) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia Oregon Intermediate Municipal Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended August 31,
Class A	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$12.95		$12.49		$12.67		$12.17		$12.07		$12.02		$12.24
Income from investment operations:
Net investment income	0.17		0.34		0.40		0.41		0.45		0.46		0.46
Net realized and unrealized gain (loss)	(0.05)		0.46		(0.15)		0.51		0.09		0.05		(0.23)
Total from investment operations	0.12		0.80		0.25		0.92		0.54		0.51		0.23
Less distributions to shareholders:
Net investment income	(0.17)		(0.34)		(0.41)		(0.42)		(0.45)		(0.46)		(0.45)
Net realized gains	—		—		(0.02)		—		—		—		—
Total distributions to shareholders	(0.17)		(0.34)		(0.43)		(0.42)		(0.45)		(0.46)		(0.45)
Proceeds from regulatory settlements	—		—		—		—		0.01		—		—
Net asset value, end of period	$12.90		$12.95		$12.49		$12.67		$12.17		$12.07		$12.02
Total return	0.96%		6.50%		2.07%		7.68%		4.70%		4.31%		1.92%
Ratios to average net assets(b)
Total gross expenses	0.86	%(c)	0.86	%(c)	0.89%		0.89%		0.89%		0.87%		0.88%
Total net expenses(d)	0.79	%(c)	0.79	%(c)(e)	0.80	%(e)	0.78	%(e)	0.75	%(e)	0.77	%(e)	0.88	%(e)
Net investment income	2.66	%(c)	2.92	%(c)	3.28%		3.35%		3.74%		3.78%		3.73%
Supplemental data
Net assets, end of period (in thousands)	$36,155		$31,484		$24,998		$27,661		$15,507		$10,210		$5,519
Portfolio turnover	5%		9%		13%		12%		8%		5%		16%

Notes to Financial Highlights

(a)  For the period from September 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from August 31 to July 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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19

Columbia Oregon Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended August 31,
Class B	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$12.95		$12.49		$12.67		$12.17		$12.07		$12.02		$12.24
Income from investment operations:
Net investment income	0.13		0.26		0.32		0.33		0.36		0.37		0.36
Net realized and unrealized gain (loss)	(0.05)		0.45		(0.17)		0.49		0.09		0.05		(0.22)
Total from investment operations	0.08		0.71		0.15		0.82		0.45		0.42		0.14
Less distributions to shareholders:
Net investment income	(0.13)		(0.25)		(0.31)		(0.32)		(0.36)		(0.37)		(0.36)
Net realized gains	—		—		(0.02)		—		—		—		—
Total distributions to shareholders	(0.13)		(0.25)		(0.33)		(0.32)		(0.36)		(0.37)		(0.36)
Proceeds from regulatory settlements	—		—		—		—		0.01		—		—
Net asset value, end of period	$12.90		$12.95		$12.49		$12.67		$12.17		$12.07		$12.02
Total return	0.58%		5.77%		1.30%		6.88%		3.92%		3.56%		1.16%
Ratios to average net assets(b)
Total gross expenses	1.61	%(c)	1.61	%(c)	1.66%		1.64%		1.64%		1.62%		1.63%
Total net expenses(d)	1.54	%(c)	1.54	%(c)(e)	1.55	%(e)	1.53	%(e)	1.50	%(e)	1.52	%(e)	1.63	%(e)
Net investment income	1.93	%(c)	2.22	%(c)	2.57%		2.66%		3.02%		3.08%		2.98%
Supplemental data
Net assets, end of period (in thousands)	$20		$41		$79		$403		$641		$570		$842
Portfolio turnover	5%		9%		13%		12%		8%		5%		16%

Notes to Financial Highlights

(a)  For the period from September 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from August 31 to July 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia Oregon Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended August 31,
Class C	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$12.95		$12.49		$12.67		$12.17		$12.07		$12.02		$12.24
Income from investment operations:
Net investment income	0.15		0.29		0.35		0.37		0.40		0.41		0.40
Net realized and unrealized gain (loss)	(0.05)		0.46		(0.15)		0.50		0.09		0.05		(0.21)
Total from investment operations	0.10		0.75		0.20		0.87		0.49		0.46		0.19
Less distributions to shareholders:
Net investment income	(0.15)		(0.29)		(0.36)		(0.37)		(0.40)		(0.41)		(0.41)
Net realized gains	—		—		(0.02)		—		—		—		—
Total distributions to shareholders	(0.15)		(0.29)		(0.38)		(0.37)		(0.40)		(0.41)		(0.41)
Proceeds from regulatory settlements	—		—		—		—		0.01		—		—
Net asset value, end of period	$12.90		$12.95		$12.49		$12.67		$12.17		$12.07		$12.02
Total return	0.76%		6.10%		1.65%		7.25%		4.28%		3.88%		1.52%
Ratios to average net assets(b)
Total gross expenses	1.61	%(c)	1.61	%(c)	1.64%		1.64%		1.64%		1.62%		1.63%
Total net expenses(d)	1.19	%(c)	1.19	%(c)(e)	1.19	%(e)	1.18	%(e)	1.15	%(e)	1.17	%(e)	1.28	%(e)
Net investment income	2.26	%(c)	2.51	%(c)	2.88%		2.96%		3.34%		3.36%		3.33%
Supplemental data
Net assets, end of period (in thousands)	$26,370		$23,812		$18,069		$16,722		$11,332		$7,847		$1,097
Portfolio turnover	5%		9%		13%		12%		8%		5%		16%

Notes to Financial Highlights

(a)  For the period from September 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from August 31 to July 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia Oregon Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013(a)
Class R5	(Unaudited)
Per share data
Net asset value, beginning of period	$12.99
Income from investment operations:
Net investment income	0.09
Net realized and unrealized loss	(0.11)
Total from investment operations	(0.02)
Less distributions to shareholders:
Net investment income	(0.09)
Total distributions to shareholders	(0.09)
Net asset value, end of period	$12.88
Total return	(0.19%)
Ratios to average net assets(b)
Total gross expenses	0.49	%(c)
Total net expenses(d)	0.49	%(c)
Net investment income	2.96	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2
Portfolio turnover	5%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
22

Columbia Oregon Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended August 31,
Class Z	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$12.95		$12.49		$12.67		$12.17		$12.07		$12.02		$12.24
Income from investment operations:
Net investment income	0.19		0.37		0.43		0.45		0.48		0.49		0.49
Net realized and unrealized gain (loss)	(0.05)		0.46		(0.15)		0.50		0.09		0.05		(0.23)
Total from investment operations	0.14		0.83		0.28		0.95		0.57		0.54		0.26
Less distributions to shareholders:
Net investment income	(0.19)		(0.37)		(0.44)		(0.45)		(0.48)		(0.49)		(0.48)
Net realized gains	—		—		(0.02)		—		—		—		—
Total distributions to shareholders	(0.19)		(0.37)		(0.46)		(0.45)		(0.48)		(0.49)		(0.48)
Proceeds from regulatory settlements	—		—		—		—		0.01		—		—
Net asset value, end of period	$12.90		$12.95		$12.49		$12.67		$12.17		$12.07		$12.02
Total return	1.09%		6.73%		2.31%		7.95%		4.96%		4.59%		2.18%
Ratios to average net assets(b)
Total gross expenses	0.61	%(c)	0.61	%(c)	0.64%		0.64%		0.64%		0.62%		0.63%
Total net expenses(d)	0.54	%(c)	0.54	%(c)(e)	0.55	%(e)	0.53	%(e)	0.50	%(e)	0.52	%(e)	0.63	%(e)
Net investment income	2.92	%(c)	3.17	%(c)	3.53%		3.63%		4.02%		4.07%		3.98%
Supplemental data
Net assets, end of period (in thousands)	$443,275		$437,800		$402,393		$450,422		$416,275		$381,162		$368,292
Portfolio turnover	5%		9%		13%		12%		8%		5%		16%

Notes to Financial Highlights

(a)  For the period from September 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from August 31 to July 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
23

Columbia Oregon Intermediate Municipal Bond Fund

Notes to Financial Statements

January 31, 2013 (Unaudited)

Note 1. Organization

Columbia Oregon Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R5 and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R5 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R5 shares commenced operations on November 8, 2012.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other

Semiannual Report 2013
24

Columbia Oregon Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended January 31, 2013 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended January 31, 2013 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Semiannual Report 2013
25

Columbia Oregon Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended January 31, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.10%
Class B	0.10
Class C	0.10
Class R5	0.05
Class Z	0.10

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the

Statement of Operations. For the six months ended January 31, 2013, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.75% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

The Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but currently limit such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fee does not exceed 0.65% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $30,326 for Class A and $144 for Class C shares for the six months ended January 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective January 1, 2013, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through November 30, 2013, unless sooner

Semiannual Report 2013
26

Columbia Oregon Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.81%
Class B	1.56
Class C	1.56
Class R5	0.54
Class Z	0.56

Prior to January 1, 2013, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.79%
Class B	1.54
Class C	1.54
Class R5	0.55
Class Z	0.54

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2013, the cost of investments for federal income tax purposes was approximately $462,876,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$38,935,000
Unrealized depreciation	(507,000)
Net unrealized appreciation	$38,428,000

The following capital loss carryforward, determined as of July 31, 2012, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2019	$7,376
Unlimited short-term	19,010
Total	$26,386

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $47,233,204 and $23,207,794, respectively, for the six months ended January 31, 2013.

Note 6. Shareholder Concentration

At January 31, 2013, 2 unaffiliated shareholder accounts owned an aggregate of 26.1% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is

Semiannual Report 2013
27

Columbia Oregon Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended January 31, 2013.

Note 8. Significant Risks

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
28

Columbia Oregon Intermediate Municipal Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
29

Columbia Oregon Intermediate Municipal Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR207_07_C01_(03/13)

Semiannual Report

January 31, 2013

CMG Ultra Short Term Bond Fund

Not FDIC insured • No bank guarantee • May lose value

CMG Ultra Short Term Bond Fund

President's Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as the year came to a close. However, they ended the year up strongly, as first and third quarter gains more than offset second and fourth quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of the year. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

CMG Ultra Short Term Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	17
Statement of Operations	18
Statement of Changes in Net Assets	19
Financial Highlights	21
Notes to Financial Statements	22
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

CMG Ultra Short Term Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  CMG Ultra Short Term Bond Fund (the Fund) returned 0.44% for the six months ended January 31, 2013.

>  The Fund outperformed its benchmark, the Barclays U.S. Short-Term Government/Corporate Index, which returned 0.17% during the same period.

Average Annual Total Returns (%) (for period ended January 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	Life
CMG Ultra Short Term Bond	03/08/04	0.44	1.03	1.51	2.09
Barclays U.S. Short-Term Government/Corporate Index		0.17	0.32	1.14	2.38	*

*Return from 08/09/04

The Fund commenced operations on November 23, 2009. The returns shown for periods prior to November 23, 2009 are the returns of CMG Ultra Short Term Bond Fund, the predecessor to the Fund and a portfolio of Columbia Funds Institutional Trust. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions. The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of shares.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The Barclays U.S. Short-Term Government/Corporate Index tracks the performance of U.S. Government and corporate bonds rated investment grade or better, with maturities of less than one year.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

CMG Ultra Short Term Bond Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at January 31, 2013)
Asset-Backed Securities — Non-Agency	15.7
Commercial Mortgage-Backed Securities — Agency	1.1
Commercial Mortgage-Backed Securities — Non-Agency	10.1
Corporate Bonds & Notes	48.6
Consumer Discretionary	5.4
Consumer Staples	3.9
Energy	1.5
Financials	20.2
Health Care	2.8
Industrials	1.5
Materials	0.9
Telecommunication	6.3
Utilities	6.1
Foreign Government Obligations	1.6
Inflation-Indexed Bonds	0.9
Money Market Funds	6.6
Municipal Bonds	2.2
Residential Mortgage-Backed Securities — Agency	0.3
Residential Mortgage-Backed Securities — Non-Agency	0.4
U.S. Government & Agency Obligations	7.1
U.S. Treasury Obligations	5.4
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at January 31, 2013)
AAA rating	44.4
AA rating	12.0
A rating	25.4
BBB rating	17.8
Not rated	0.4
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Leonard Aplet, CFA

Mary Werler, CFA

Semiannual Report 2013
3

CMG Ultra Short Term Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2012 — January 31, 2013

Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
1,000.00	1,000.00	1,004.40	1,023.95	1.26	1.28	0.25

Expenses paid during the period are equal to the annualized expense ratio of the Fund as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

CMG Ultra Short Term Bond Fund

Portfolio of Investments

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 48.6%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 3.8%
American Honda Finance Corp.(a) Senior Unsecured 03/18/13	2.375%	4,000,000	4,009,475
American Honda Finance Corp.(a)(b) Senior Unsecured 06/18/14	0.708%	10,000,000	10,028,631
Daimler Finance North America LLC 11/15/13	6.500%	5,700,000	5,953,616
Daimler Finance North America LLC(a)(b) 01/09/15	0.905%	8,000,000	7,984,639
Ford Motor Credit Co. LLC Senior Unsecured 01/15/15	3.875%	5,000,000	5,196,355
PACCAR Financial Corp. Senior Unsecured 06/05/15	1.050%	4,000,000	4,042,568
Toyota Motor Credit Corp. Senior Unsecured 07/17/15	0.875%	10,000,000	10,052,160
Toyota Motor Credit Corp.(b) Senior Unsecured 01/23/15	0.472%	5,000,000	4,998,065
Volkswagen International Finance NV(a) 08/12/13	1.625%	5,000,000	5,029,150
Volkswagen International Finance NV(a)(b) 11/20/14	0.912%	10,000,000	9,996,500
Total			67,291,159
Banking 13.6%
American Express Bank FSB Senior Unsecured 04/16/13	5.500%	3,650,000	3,686,642
American Express Co. Senior Unsecured 07/15/13	4.875%	3,870,000	3,946,723
American Express Credit Corp. Senior Unsecured 08/20/13	7.300%	4,425,000	4,589,114
BB&T Corp. Senior Unsecured 04/30/14	5.700%	2,061,000	2,191,558
BB&T Corp.(b) Senior Unsecured 04/28/14	1.001%	5,000,000	5,029,130
Bank of Montreal Chicago Branch(b) 03/19/14	0.469%	15,000,000	15,011,205
Bank of New York Mellon Corp. (The) Senior Unsecured(b) 10/23/15	0.532%	15,000,000	14,996,355

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canadian Imperial Bank of Commerce Senior Unsecured 09/13/13	1.450%	11,000,000	11,071,113
Canadian Imperial Bank of Commerce(b) 08/29/13	0.362%	15,000,000	14,997,535
Capital One Financial Corp. Senior Unsecured 07/15/14	2.125%	2,000,000	2,034,786
Capital One Financial Corp.(b) Senior Unsecured 07/15/14	1.454%	5,000,000	5,050,465
Citigroup, Inc. Senior Unsecured 08/19/13	6.500%	5,000,000	5,155,055
12/13/13	6.000%	7,500,000	7,836,675
Citigroup, Inc.(b) Senior Unsecured 04/01/14	1.238%	142,000	142,703
Commonwealth Bank of Australia Senior Unsecured(a)(b) 03/19/13	0.859%	10,000,000	10,006,495
Fifth Third Bank Senior Unsecured(b) 05/17/13	0.421%	5,500,000	5,494,022
Goldman Sachs Group, Inc. (The) Senior Unsecured 04/01/13	5.250%	7,500,000	7,555,719
07/15/13	4.750%	4,665,000	4,748,966
JPMorgan Chase & Co. Senior Unsecured 06/01/14	4.650%	7,500,000	7,890,172
JPMorgan Chase & Co.(b) 09/30/13	1.061%	7,500,000	7,534,320
KeyCorp Senior Unsecured 05/14/13	6.500%	8,000,000	8,130,016
Morgan Stanley(b) Senior Unsecured 05/14/13	2.810%	5,000,000	5,028,305
01/09/14	0.605%	6,500,000	6,472,863
National Australia Bank Ltd.(a)(b) Senior Unsecured 04/11/14	1.025%	5,000,000	5,032,360
01/22/15	0.602%	7,500,000	7,500,061
National Bank of Canada Bank Guaranteed 06/26/15	1.500%	5,000,000	5,079,611
PNC Funding Corp. Bank Guaranteed 02/08/15	3.625%	7,500,000	7,924,365

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

CMG Ultra Short Term Bond Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Bank of Canada 03/15/13	2.250%	3,000,000	3,007,342
Royal Bank of Canada(b) Senior Unsecured 01/06/15	0.535%	14,800,000	14,800,167
Toronto-Dominion Bank (The) Senior Unsecured 07/14/14	1.375%	5,000,000	5,062,765
Toronto-Dominion Bank (The)(b) Senior Unsecured 07/14/14	0.605%	2,000,000	2,006,924
U.S. Bancorp 07/27/15	2.450%	5,000,000	5,191,773
Senior Unsecured 09/13/13	1.375%	7,505,000	7,544,469
Wachovia Corp. Senior Unsecured 08/01/13	5.700%	5,000,000	5,130,425
Subordinated Notes 08/01/14	5.250%	5,000,000	5,324,030
Wachovia Corp.(b) Senior Unsecured 05/01/13	2.069%	5,000,000	5,021,125
Wells Fargo & Co. Subordinated Notes 10/16/13	4.950%	2,129,000	2,190,707
Total			239,416,061
Chemicals 0.1%
Dow Chemical Co. (The) Senior Unsecured 05/15/14	7.600%	2,143,000	2,327,557
Construction Machinery 1.1%
Caterpillar Financial Services Corp. Senior Unsecured 04/01/14	1.650%	7,000,000	7,099,953
05/29/15	1.100%	3,000,000	3,034,452
John Deere Capital Corp. Senior Unsecured 04/17/15	0.875%	4,950,000	4,975,364
John Deere Capital Corp.(b) Senior Unsecured 04/25/14	0.451%	4,135,000	4,140,040
Total			19,249,809
Electric 4.5%
Consumers Energy Co. 1st Mortgage 02/15/14	6.000%	3,000,000	3,162,126

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DTE Energy Co. Senior Unsecured(b) 06/03/13	1.011%	2,000,000	2,003,540
Duke Energy Corp. Senior Unsecured 02/01/14	6.300%	6,675,000	7,034,382
Exelon Generation Co. LLC Senior Unsecured 01/15/14	5.350%	7,500,000	7,821,712
Georgia Power Co. Senior Unsecured(b) 03/15/13	0.628%	10,000,000	10,000,747
National Rural Utilities Cooperative Finance Corp.(b) Senior Unsecured 08/09/13	0.410%	7,000,000	6,999,412
02/18/14	0.381%	10,000,000	10,000,066
Ohio Power Co. Senior Unsecured 02/15/13	5.500%	4,800,000	4,809,023
PSEG Power LLC 04/15/13	2.500%	10,000,000	10,041,860
Pacific Gas & Electric Co. Senior Unsecured 03/01/14	4.800%	4,490,000	4,686,774
Peco Energy Co. 1st Mortgage 10/15/13	5.600%	5,360,000	5,546,083
Pennsylvania Electric Co. Senior Unsecured 04/01/14	5.125%	7,000,000	7,325,850
Total			79,431,575
Food and Beverage 3.6%
Anheuser-Busch InBev Worldwide, Inc. 07/14/14	1.500%	6,000,000	6,079,998
Anheuser-Busch InBev Worldwide, Inc.(b) 03/26/13	1.040%	2,000,000	2,002,256
Bacardi Ltd.(a) 04/01/14	7.450%	5,000,000	5,377,975
Campbell Soup Co. Senior Unsecured(b) 08/01/14	0.599%	9,000,000	9,029,385
ConAgra Foods, Inc. Senior Unsecured 09/10/15	1.350%	2,210,000	2,220,705
01/25/16	1.300%	7,000,000	7,019,558
Diageo Finance BV 04/01/13	5.500%	3,300,000	3,326,266
Dr. Pepper Snapple Group, Inc. 05/01/13	6.120%	2,474,000	2,507,639

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

CMG Ultra Short Term Bond Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Mills, Inc. Senior Unsecured 05/16/14	1.550%	1,375,000	1,392,342
General Mills, Inc.(b) Senior Unsecured 05/16/14	0.660%	4,000,000	4,012,356
01/29/16	0.598%	2,625,000	2,627,341
PepsiCo, Inc. Senior Unsecured(b) 05/10/13	0.390%	5,000,000	5,001,815
Pepsico, Inc. 08/13/15	0.700%	10,000,000	10,009,330
SABMiller PLC Senior Unsecured(a) 01/15/14	5.700%	2,000,000	2,094,098
Total			62,701,064
Gas Distributors 0.3%
Sempra Energy Senior Unsecured(b) 03/15/14	1.068%	5,000,000	5,023,785
Gas Pipelines 1.3%
Enterprise Products Operating LLC 02/01/13	6.125%	3,529,000	3,529,424
NiSource Finance Corp. 03/01/13	6.150%	8,000,000	8,032,092
TransCanada PipeLines Ltd. Senior Unsecured 03/02/15	0.875%	3,650,000	3,667,648
Williams Partners LP Senior Unsecured 02/15/15	3.800%	7,000,000	7,402,619
Total			22,631,783
Health Care 0.5%
Express Scripts Holding Co. 11/21/14	2.750%	8,000,000	8,246,856
McKesson Corp. Senior Unsecured 12/04/15	0.950%	1,250,000	1,253,136
Total			9,499,992
Healthcare Insurance 0.6%
WellPoint, Inc. Senior Unsecured 12/15/14	5.000%	4,605,000	4,956,191
09/10/15	1.250%	5,000,000	5,036,710
Total			9,992,901

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.3%
Canadian Natural Resources Ltd. Senior Unsecured 11/14/14	1.450%	5,000,000	5,066,359
Integrated Energy 0.7%
BP Capital Markets PLC 12/05/14	1.700%	7,500,000	7,632,218
03/10/15	3.875%	5,065,000	5,393,713
Total			13,025,931
Life Insurance 2.8%
MetLife Institutional Funding II(a)(b) Secured 04/04/14	1.205%	12,500,000	12,603,250
01/06/15	0.675%	5,000,000	4,999,093
New York Life Global Funding(a)(b) Secured 06/18/14	0.428%	8,000,000	7,991,272
07/30/14	0.302%	10,000,000	9,997,080
Principal Life Global Funding I Senior Secured(a) 10/15/13	5.125%	3,000,000	3,097,905
Principal Life Global Funding II Senior Secured(a)(b) 07/09/14	0.930%	5,000,000	5,004,709
Prudential Financial, Inc. Senior Unsecured 07/15/13	4.500%	5,516,000	5,613,738
Total			49,307,047
Media Cable 0.6%
Comcast Cable Communications Holdings, Inc. 03/15/13	8.375%	5,555,000	5,605,949
DIRECTV Holdings LLC/Financing Co., Inc. 02/15/16	3.125%	5,000,000	5,240,520
Total			10,846,469
Media Non-Cable 0.8%
Reed Elsevier Capital, Inc. 01/15/14	7.750%	7,625,000	8,118,048
Turner Broadcasting System, Inc. 07/01/13	8.375%	6,465,000	6,666,604
Total			14,784,652
Metals 0.7%
Rio Tinto Finance USA Ltd. 05/01/14	8.950%	5,000,000	5,504,545

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

CMG Ultra Short Term Bond Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rio Tinto Finance USA PLC 03/20/15	1.125%	7,500,000	7,557,578
Total			13,062,123
Non-Captive Diversified 1.2%
General Electric Capital Corp. Senior Unsecured 01/07/14	2.100%	2,500,000	2,541,715
06/04/14	5.500%	5,000,000	5,326,235
01/08/16	1.000%	10,000,000	9,995,960
General Electric Capital Corp.(b) Senior Unsecured 07/02/15	1.338%	2,500,000	2,531,971
Total			20,395,881
Pharmaceuticals 1.7%
AbbVie, Inc.(a)(b) 11/06/15	1.072%	7,000,000	7,107,114
Novartis Capital Corp. 04/24/13	1.900%	5,300,000	5,319,456
Sanofi Senior Unsecured 09/30/14	1.200%	5,000,000	5,060,845
Sanofi(b) Senior Unsecured 03/28/14	0.620%	5,000,000	5,016,385
Teva Pharmaceutical Finance Co. BV(b) 11/08/13	1.212%	5,000,000	5,028,855
Zoetis, Inc. Senior Unsecured(a) 02/01/16	1.150%	2,000,000	2,002,696
Total			29,535,351
Property & Casualty 1.6%
Allstate Life Global Funding Trusts Senior Secured 04/30/13	5.375%	14,005,000	14,174,349
Berkshire Hathaway Finance Corp.(b) 01/10/14	0.635%	4,600,000	4,614,858
Berkshire Hathaway, Inc. Senior Unsecured(b) 08/15/14	1.010%	10,000,000	10,096,380
Total			28,885,587
Refining 0.5%
Valero Energy Corp. 06/15/13	4.750%	8,800,000	8,945,869
REITs 1.0%
Boston Properties LP 04/15/15	5.625%	6,000,000	6,606,264

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Simon Property Group LP Senior Unsecured 06/15/15	5.100%	10,000,000	11,001,180
Total			17,607,444
Retailers 1.0%
CVS Caremark Corp. Senior Unsecured 09/15/14	4.875%	8,000,000	8,559,544
Target Corp. Senior Unsecured 07/18/14	1.125%	3,950,000	3,992,593
Walgreen Co. Senior Unsecured(b) 03/13/14	0.810%	5,000,000	5,007,690
Total			17,559,827
Supermarkets 0.4%
Kroger Co. (The) 02/01/13	5.500%	2,000,000	2,000,246
04/15/13	5.000%	5,000,000	5,044,230
Total			7,044,476
Technology 2.2%
Hewlett-Packard Co.(b) Senior Unsecured 05/30/14	0.711%	10,000,000	9,895,350
09/19/14	1.859%	5,000,000	4,997,590
International Business Machines Corp. Senior Unsecured 02/06/15	0.550%	4,950,000	4,947,045
05/11/15	0.750%	7,500,000	7,537,118
Xerox Corp.(b) Senior Unsecured 09/13/13	1.710%	7,950,000	7,986,061
05/16/14	1.130%	3,000,000	2,994,252
Total			38,357,416
Transportation Services 0.4%
ERAC U.S.A. Finance LLC(a) 01/10/14	2.250%	7,000,000	7,094,549
Wireless 0.2%
Rogers Communications, Inc. 03/15/14	5.500%	2,500,000	2,633,425
Wirelines 3.1%
AT&T, Inc. Senior Unsecured 02/13/15	0.875%	5,000,000	5,011,515

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

CMG Ultra Short Term Bond Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BellSouth Corp. Senior Unsecured 09/15/14	5.200%	4,700,000	5,033,488
British Telecommunications PLC Senior Unsecured(b) 12/20/13	1.434%	10,000,000	10,083,010
Deutsche Telekom International Finance BV 08/20/13	5.875%	5,715,000	5,875,769
Telefonica Emisiones SAU 02/04/13	5.855%	5,125,000	5,127,602
04/26/13	2.582%	3,465,000	3,475,735
Telefonica Emisiones SAU(b) 02/04/13	0.643%	10,000,000	9,998,774
Verizon Communications, Inc. Senior Unsecured 03/28/14	1.950%	1,000,000	1,016,795
11/02/15	0.700%	6,500,000	6,495,379
Verizon Communications, Inc.(b) Senior Unsecured 03/28/14	0.920%	3,000,000	3,020,310
Total			55,138,377
Total Corporate Bonds & Notes (Cost: $854,038,731)			856,856,469

Residential Mortgage-Backed Securities — Agency 0.3%

Federal Home Loan Mortgage Corp.(b)(c) 02/01/36	2.386%	342,014	364,876
Federal Home Loan Mortgage Corp.(c) CMO Series 3241 Class DC 07/15/34	4.500%	91,467	91,427
Federal National Mortgage Association(b)(c) 03/01/34	3.255%	158,673	167,039
Federal National Mortgage Association(c) CMO Series 2011-18 Class EM 06/25/37	4.000%	4,378,099	4,462,618
Total Residential Mortgage-Backed Securities — Agency (Cost: $5,119,813)			5,085,960

Residential Mortgage-Backed Securities — Non-Agency 0.4%

Credit Suisse Mortgage Capital Certificates CMO Series 2010-1R Class 21A1(a)(b)(c) 01/27/36	2.590%	1,061,345	1,047,590

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Resecuritization Trust CMO Series 2010-1 Class 1A1(a)(c) 02/26/37	6.000%	1,807,672	1,881,248
RBSSP Resecuritization Trust CMO Series 2012-2 Class 1A5(a)(b)(c) 05/26/47	0.334%	3,967,642	3,940,364
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $6,830,016)			6,869,202

Commercial Mortgage-Backed Securities — Agency 1.1%

Government National Mortgage Association(c) CMO Series 2007-13 Class C 06/16/40	5.020%	5,238,090	5,407,686
CMO Series 2010-102 Class AB 07/16/32	1.852%	1,252,240	1,255,569
CMO Series 2010-13 Class A 08/16/22	2.461%	3,565,747	3,583,964
CMO Series 2010-132 Class AE 02/16/15	2.500%	1,149,084	1,161,005
CMO Series 2010-141 Class A 08/16/31	1.864%	4,147,902	4,196,345
CMO Series 2010-83 Class A 10/16/50	2.021%	3,421,323	3,450,904
Total Commercial Mortgage-Backed Securities — Agency (Cost: $19,179,853)			19,055,473

Commercial Mortgage-Backed Securities — Non-Agency 10.1%

Banc of America Commercial Mortgage, Inc. Series 2004-3 Class A5(b)(c) 06/10/39	5.555%	8,635,099	9,116,609
Bear Stearns Commercial Mortgage Securities(b)(c) Series 2003-T12 Class A4 08/13/39	4.680%	4,426,180	4,502,487
Series 2004-T16 Class A6 02/13/46	4.750%	14,465,000	15,307,861
Citigroup Commercial Mortgage Trust Series 2005-C3 Class ASB(c) 05/15/43	4.755%	2,274,419	2,343,766
Commercial Mortgage Pass-Through Certificates Series 2004-LB3A Class A5(b)(c) 07/10/37	5.358%	15,295,000	16,064,446
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C4 Class A4(b)(c) 08/15/36	5.137%	7,931,939	7,996,545

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

CMG Ultra Short Term Bond Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DBRR Trust Series 2012-EZ1 Class A(a)(c) 09/25/45	0.946%	4,250,605	4,264,506
GE Capital Commercial Mortgage Corp. Series 2004-C2 Class A4(c) 03/10/40	4.893%	9,811,000	10,148,763
GS Mortgage Securities Corp. II Series 2004-GG2 Class A6(b)(c) 08/10/38	5.396%	6,850,000	7,224,637
Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class A7(b)(c) 06/10/36	5.317%	10,018,515	10,383,570
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2011-FL1 Class A(a)(b)(c) 11/15/28	2.106%	12,043,611	12,142,044
JPMorgan Chase Commercial Mortgage Securities Corp.(b)(c) Series 2003-CB6 Class A2 07/12/37	5.255%	2,978,982	3,009,090
JPMorgan Chase Commercial Mortgage Securities Corp.(c) Series 2003-ML1A Class A2 03/12/39	4.767%	2,248,632	2,247,220
LB-UBS Commercial Mortgage Trust(b)(c) Series 2004-C6 Class A6 08/15/29	5.020%	6,780,000	7,118,980
LB-UBS Commercial Mortgage Trust(c) Series 2004-C1 Class A4 01/15/31	4.568%	3,637,000	3,756,907
Merrill Lynch Mortgage Trust(b)(c) Series 2003-KEY1 Class A4 11/12/35	5.236%	11,760,000	11,985,851
Series 2004-BPC1 Class A5 10/12/41	4.855%	6,395,000	6,776,110
Morgan Stanley Capital I Trust(c) Series 2003-T11 Class A4 06/13/41	5.150%	9,355,250	9,449,233
Series 2004-T13 Class A4 09/13/45	4.660%	14,434,000	14,772,824
Morgan Stanley Dean Witter Capital I Series 2002-IQ3 Class A4(c) 09/15/37	5.080%	692,959	692,772
Wachovia Bank Commercial Mortgage Trust(b)(c) Series 2004-C14 Class A4 08/15/41	5.088%	7,500,000	7,883,985
Wachovia Bank Commercial Mortgage Trust(c) Series 2004-C10 Class A4 02/15/41	4.748%	10,144,270	10,471,555
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $180,919,266)			177,659,761

Asset-Backed Securities — Non-Agency 15.7%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Auto Receivables Trust Series 2010-1 Class A3 05/15/14	1.450%	98,460	98,502
Series 2012-3 Class A2 01/15/15	0.700%	9,366,531	9,379,872
Series 2012-SN1 Class A2 12/22/14	0.510%	7,000,000	7,001,040
Ally Master Owner Trust Series 2011-4 Class A2 09/15/16	1.540%	5,110,000	5,179,474
Ally Master Owner Trust(b) Series 2011-1 Class A1 01/15/16	1.076%	5,000,000	5,025,238
AmeriCredit Automobile Receivables Trust Series 2012-1 Class A2 10/08/15	0.910%	1,371,374	1,374,645
BMW Vehicle Owner Trust Series 2011-A Class A3 08/25/15	0.760%	3,964,000	3,974,209
CIT Education Loan Trust Series 2005-1 Class A2(b) 03/15/22	0.398%	1,725,532	1,722,960
CNH Equipment Trust Series 2011-B Class A3 08/15/16	0.910%	2,487,000	2,497,709
Series 2012-B Class A2 10/15/15	0.650%	5,000,000	5,006,073
Cabela's Master Credit Card Trust Series 2010-1A Class A2(a)(b) 01/16/18	1.656%	7,530,000	7,715,908
Capital Auto Receivables Asset Trust Series 2013-1 Class A1 03/20/15	0.470%	8,300,000	8,301,028
Capital Auto Receivables Asset Trust(a) Series 2008-A Class B 01/15/15	6.890%	3,811,650	3,833,848
Chesapeake Funding LLC(a)(b) Series 2009-2A Class A 09/15/21	1.956%	2,581,544	2,596,156
Series 2012-1A Class A 11/07/23	0.958%	5,000,000	5,025,609
Conn Funding II LP CMO Series 2012-AA Class A(a)(b) 04/15/16	4.000%	1,724,735	1,726,891
DT Auto Owner Trust(a) Series 2011-2A Class C 02/16/16	3.050%	3,000,000	3,012,360
Series 2011-3A Class A 08/15/14	1.400%	832,000	832,739
Discover Card Master Trust Series 2010-A1 Class A1(b) 09/15/15	0.856%	8,500,000	8,505,381

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

CMG Ultra Short Term Bond Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enterprise Fleet Financing LLC(a) Series 2011-2 Class A2 10/20/16	1.430%	3,424,373	3,435,893
Series 2012-2 Class A2 04/20/18	0.720%	2,500,000	2,498,121
Ford Credit Auto Lease Trust Series 2011-A Class A3 07/15/14	1.030%	2,890,000	2,894,090
Ford Credit Auto Owner Trust Series 2012-C Class A2 04/15/15	0.470%	3,876,463	3,878,150
Series 2012-D Class A2 09/15/15	0.400%	6,000,000	5,996,911
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1 09/15/15	1.500%	8,175,000	8,214,484
Ford Credit Floorplan Master Owner Trust(b) Series 2012-4 Class A2 09/15/16	0.556%	8,500,000	8,499,172
GE Capital Credit Card Master Note Trust Series 2012-4 Class A(b) 06/15/18	0.506%	5,000,000	5,011,955
GE Equipment Midticket LLC Series 2011-1 Class A2 05/22/14	0.720%	1,321,485	1,321,880
Series 2012-1 Class A2 01/22/15	0.470%	5,500,000	5,500,721
GE Equipment Small Ticket LLC Series 2012-1A Class A2(a) 11/21/14	0.850%	6,000,000	6,010,021
Harley-Davidson Motorcycle Trust Series 2012-1 Class A2 08/15/15	0.500%	3,804,433	3,806,159
Honda Auto Receivables Owner Trust Series 2012-4 Class A2 04/20/15	0.400%	13,000,000	12,998,954
Hyundai Auto Lease Securitization Trust Series 2012-A Class A2(a) 01/15/15	0.680%	4,500,000	4,507,013
Hyundai Auto Receivables Trust Series 2012-B Class A2 01/15/15	0.540%	6,000,000	6,005,274
John Deere Owner Trust Series 2012-B Class A2 02/17/15	0.430%	7,500,000	7,502,906
Leaf II Receivables Funding LLC Series 2011-1 Class A(a) 12/20/18	1.700%	880,853	875,744
Louisiana Public Facilities Authority Series 2011-A Class A1(b) 04/26/21	0.801%	254,055	254,565

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mercedes-Benz Auto Lease Trust Series 2012-A Class A3 11/17/14	0.880%	10,000,000	10,035,766
Mercedes-Benz Master Owner Trust Series 2012-BA Class A(a)(b) 11/15/16	0.476%	6,015,000	6,015,593
New York City Tax Lien Series 2011-AA Class A(a) 12/10/24	1.990%	1,193,336	1,194,505
Nissan Auto Receivables Owner Trust Series 2012-B Class A2 04/15/15	0.390%	6,000,000	6,001,473
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1 Class A1(b) 10/01/18	0.808%	656,591	657,929
Porsche Innovative Lease Owner Trust Series 2012-1 Class A2(a) 02/23/15	0.440%	4,000,000	3,999,883
SLM Student Loan Trust(a)(b) Series 2011-A Class A1 10/15/24	1.206%	1,745,298	1,759,237
Series 2011-B Class A1 12/16/24	1.056%	3,680,628	3,702,871
Series 2012-B Class A1 12/15/21	1.306%	1,524,438	1,537,337
SLM Student Loan Trust(b) Series 2012-6 Class A1 02/27/17	0.364%	3,905,318	3,907,684
Series 2012-7 Class A1 02/27/17	0.364%	7,607,057	7,611,050
SMART Trust Series 2012-4US Class A2A 06/14/15	0.670%	11,450,000	11,457,542
Series 2013-1US Class A2A 05/14/15	0.580%	9,000,000	9,001,050
SMART Trust(a) Series 2011-2USA Class A2A 11/14/13	1.220%	218,564	218,613
Series 2012-1USA Class A2A 09/14/14	1.040%	3,379,492	3,387,680
SMART Trust(b) Series 2012-4US Class A3B 03/14/17	0.756%	4,000,000	4,009,161
Santander Drive Auto Receivables Trust Series 2012-1 Class A2 04/15/15	1.250%	1,783,896	1,789,113
Series 2012-2 Class A2 05/15/15	0.910%	3,017,755	3,023,411
Series 2012-3 Class A2 04/15/15	0.830%	3,448,285	3,454,852
Series 2012-4 Class A2 08/17/15	0.790%	4,940,508	4,949,795

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

CMG Ultra Short Term Bond Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Silverleaf Finance VII LLC Series 2010-A Class A(a) 07/15/22	5.360%	1,131,998	1,145,122
Utah State Board of Regents Series 2011-1 Class A1(b) 05/01/23	0.813%	3,948,700	3,957,861
Volkswagen Auto Lease Trust Series 2010-A Class A3 11/20/13	0.990%	78,867	78,894
Series 2012-A Class A2 11/20/14	0.660%	7,027,341	7,037,475
Westlake Automobile Receivables Trust Series 2012-1A Class A1(a) 09/16/13	0.426%	4,738,986	4,739,663
Total Asset-Backed Securities — Non-Agency (Cost: $276,333,057)			276,695,215

Inflation-Indexed Bonds 0.9%

United States 0.9%
U.S. Treasury Inflation-Indexed Bond 04/15/14	1.250%	15,474,382	16,031,707
Total Inflation-Indexed Bonds (Cost: $15,902,624)			16,031,707

U.S. Treasury Obligations 5.4%

U.S. Treasury 01/31/14	0.250%	4,000,000	4,003,124
02/28/14	0.250%	30,000,000	30,021,090
09/15/14	0.250%	10,000,000	10,002,730
10/31/14	0.250%	10,000,000	10,001,560
11/30/14	0.250%	10,000,000	9,999,610
01/31/15	0.125%	15,000,000	14,995,320
03/15/15	0.375%	12,000,000	12,021,564
10/15/15	0.250%	4,500,000	4,485,586
Total U.S. Treasury Obligations (Cost: $95,329,320)			95,530,584

U.S. Government & Agency Obligations 7.1%

Federal Farm Credit Banks(b) 07/16/14	0.246%	6,000,000	6,002,754
03/24/15	0.270%	15,000,000	15,012,330
10/26/15	0.234%	25,000,000	25,010,550
10/26/15	0.254%	15,000,000	15,014,490
02/24/16	0.255%	35,000,000	35,031,430
Federal Home Loan Banks 02/13/15	0.450%	10,000,000	10,000,840

U.S. Government & Agency Obligations (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b) 01/20/15	0.215%	20,000,000	20,005,060
Total U.S. Government & Agency Obligations (Cost: $125,975,264)			126,077,454

Foreign Government Obligations 1.6%

Australia 0.4%
Westpac Banking Corp.(a) 09/10/14	2.900%	7,400,000	7,700,277
Canada 1.2%
Province of Ontario Senior Unsecured 01/27/14	1.375%	20,000,000	20,203,400
Total Foreign Government Obligations (Cost: $27,911,183)			27,903,677

Municipal Bonds 2.2%

Citizens Property Insurance Corp.(b) Revenue Bonds High Risk Series 2010A3 06/01/13	1.850%	5,000,000	5,024,150
Personal & Commercial Lines Series 2012 06/01/15	1.350%	5,000,000	5,034,850
City of Baton Rouge/Parish of East Baton Rouge Refunding Revenue Bonds Taxable Series 2012 01/15/15	1.239%	1,000,000	1,005,860
Illinois Municipal Electric Agency Taxable Revenue Bonds Series 2009B 02/01/13	4.160%	750,000	750,076
State of Illinois Taxable Unlimited General Obligation Bonds Series 2010 01/01/14	4.071%	10,000,000	10,257,200
Unlimited General Oblgiation Bonds Series 2004B 03/01/13	5.000%	7,400,000	7,427,230
State of New Jersey Certificate of Participation Equipment Lease Purchase Series 2004A 06/15/14	5.000%	5,000,000	5,294,400

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

CMG Ultra Short Term Bond Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
University of California Revenue Bonds Taxable Series 2011Y-1(b) 07/01/41	0.790%	5,000,000	5,000,200
Total Municipal Bonds (Cost: $39,699,657)			39,793,966

Money Market Funds 6.6%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.132% (d)(e)	115,673,207	115,673,207
Total Money Market Funds (Cost: $115,673,207)		115,673,207
Total Investments (Cost: $1,762,911,991)		1,763,232,675
Other Assets & Liabilities, Net		867,302
Net Assets		1,764,099,977

Notes to Portfolio of Investments

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of these securities amounted to $227,703,888 or 12.91% of net assets.

(b)  Variable rate security.

(c)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)  The rate shown is the seven-day current annualized yield at January 31, 2013.

(e)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	27,934	616,236,435	(500,591,162)	115,673,207	52,138	115,673,207

Abbreviation Legend

CMO Collateralized Mortgage Obligation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

The accompanying Notes to Financial Statements are an integral part of this statement.

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CMG Ultra Short Term Bond Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Fair Value Measurements (continued)

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

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CMG Ultra Short Term Bond Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	856,856,469	—	856,856,469
Residential Mortgage-Backed Securities — Agency	—	5,085,960	—	5,085,960
Residential Mortgage-Backed Securities — Non-Agency	—	2,928,838	3,940,364	6,869,202
Commercial Mortgage-Backed Securities — Agency	—	19,055,473	—	19,055,473
Commercial Mortgage-Backed Securities — Non-Agency	—	173,395,255	4,264,506	177,659,761
Asset-Backed Securities — Non-Agency	—	274,092,579	2,602,636	276,695,215
Inflation-Indexed Bonds	—	16,031,707	—	16,031,707
U.S. Treasury Obligations	95,530,584	—	—	95,530,584
U.S. Government & Agency Obligations	—	126,077,454	—	126,077,454
Foreign Government Obligations	—	27,903,677	—	27,903,677
Municipal Bonds	—	39,793,966	—	39,793,966
Total Bonds	95,530,584	1,541,221,378	10,807,506	1,647,559,468
Other
Money Market Funds	115,673,207	—	—	115,673,207
Total Other	115,673,207	—	—	115,673,207
Total	211,203,791	1,541,221,378	10,807,506	1,763,232,675

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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CMG Ultra Short Term Bond Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential Mortgage-Backed Securities — Non-Agency ($)	Commercial Mortgage-Backed Securities — Agency ($)	Asset-Backed Securities — Non-Agency ($)	Total ($)
Balance as of July 31, 2012	5,312,251	—	7,104,183	12,416,434
Accrued discounts/premiums	—	(100)	58,177	58,077
Realized gain (loss)	28,647	—	—	28,647
Change in unrealized appreciation (depreciation)(a)	31,824	9,043	(22,321)	18,546
Sales	(1,432,358)	(49,395)	(4,537,403)	(6,019,156)
Purchases	—	4,304,958	—	4,304,958
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of January 31, 2013	3,940,364	4,264,506	2,602,636	10,807,506

(a)  Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2013 was $28,562, which is comprised of, Residential Mortgage-Backed securities of $31,824, Commercial Mortgage-Backed Securites — Agency of $9,043, and Asset-Backed Securities — Non-agency of $(12,305).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential, commercial and asset backed securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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CMG Ultra Short Term Bond Fund

Statement of Assets and Liabilities

January 31, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,647,238,784)	$1,647,559,468
Affiliated issuers (identified cost $115,673,207)	115,673,207
Total investments (identified cost $1,762,911,991)	1,763,232,675
Receivable for:
Investments sold	5,328,439
Capital shares sold	20,086,412
Dividends	15,952
Interest	6,912,504
Reclaims	31,004
Expense reimbursement due from Investment Manager	314
Trustees' deferred compensation plan	32,836
Total assets	1,795,640,136
Liabilities
Payable for:
Investments purchased	24,854,706
Capital shares purchased	5,722,432
Dividend distributions to shareholders	895,415
Investment management fees	11,934
Other expenses	22,836
Trustees' deferred compensation plan	32,836
Total liabilities	31,540,159
Net assets applicable to outstanding capital stock	$1,764,099,977
Represented by
Paid-in capital	$1,792,220,423
Excess of distributions over net investment income	(914,864)
Accumulated net realized loss	(27,526,266)
Unrealized appreciation (depreciation) on:
Investments	320,684
Total — representing net assets applicable to outstanding capital stock	$1,764,099,977
Shares outstanding	195,837,834
Net asset value per share	$9.01

The accompanying Notes to Financial Statements are an integral part of this statement.

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CMG Ultra Short Term Bond Fund

Statement of Operations

Six Months Ended January 31, 2013 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$52,138
Interest	8,655,192
Income from securities lending — net	15,352
Foreign taxes withheld	(15,936)
Total income	8,706,746
Expenses:
Investment management fees	1,947,328
Compensation of board members	25,680
Professional fees	35,992
Total expenses	2,009,000
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(57,290)
Total net expenses	1,951,710
Net investment income	6,755,036
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	1,036,412
Net realized gain	1,036,412
Net change in unrealized appreciation (depreciation) on:
Investments	(1,836,505)
Net change in unrealized appreciation (depreciation)	(1,836,505)
Net realized and unrealized loss	(800,093)
Net increase in net assets resulting from operations	$5,954,943

The accompanying Notes to Financial Statements are an integral part of this statement.

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CMG Ultra Short Term Bond Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012
Operations
Net investment income	$6,755,036	$10,199,980
Net realized gain (loss)	1,036,412	(581,851)
Net change in unrealized appreciation (depreciation)	(1,836,505)	943,137
Net increase in net assets resulting from operations	5,954,943	10,561,266
Distributions to shareholders
Net investment income	(6,833,546)	(11,245,979)
Total distributions to shareholders	(6,833,546)	(11,245,979)
Increase (decrease) in net assets from capital stock activity	399,186,618	398,209,586
Total increase in net assets	398,308,015	397,524,873
Net assets at beginning of period	1,365,791,962	968,267,089
Net assets at end of period	$1,764,099,977	$1,365,791,962
Excess of distributions over net investment income	$(914,864)	$(836,354)

The accompanying Notes to Financial Statements are an integral part of this statement.

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CMG Ultra Short Term Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Subscriptions	116,603,405	1,050,930,542	134,688,205	1,212,285,459
Distributions reinvested	28,018	252,576	55,826	502,067
Redemptions	(72,341,401)	(651,996,500)	(90,557,383)	(814,577,940)
Total increase	44,290,022	399,186,618	44,186,648	398,209,586
Total net increase	44,290,022	399,186,618	44,186,648	398,209,586

The accompanying Notes to Financial Statements are an integral part of this statement.

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CMG Ultra Short Term Bond Fund

Financial Highlights

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended Jan. 31, 2013		Year Ended July 31,
	(Unaudited)		2012	2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$9.01		$9.02	$9.10		$9.16		$9.29		$9.59
Income from investment operations
Net investment income (loss)	0.04		0.08	0.13		0.13		0.26		0.43
Net realized and unrealized gain (loss)	0.00	(a)	0.00 (a)	0.00	(a)	0.06		(0.07)		(0.30)
Total from investment operations	0.04		0.08	0.13		0.19		0.19		0.13
Less distributions to shareholders from:
Net investment income	(0.04)		(0.09)	(0.21)		(0.25)		(0.32)		(0.43)
Total distributions to shareholders	(0.04)		(0.09)	(0.21)		(0.25)		(0.32)		(0.43)
Net asset value, end of period	$9.01		$9.01	$9.02		$9.10		$9.16		$9.29
Total return	0.44%		0.93%	1.45%		2.10	%(b)	2.16%		1.42%
Ratios to average net assets(c)(d)
Total gross expenses	0.26	%(e)	0.26%	0.26	%(f)	0.26	%(f)	0.29	%(f)	0.32%
Total net expenses(g)	0.25	%(e)	0.25%	0.25	%(f)	0.25	%(f)	0.25	%(f)	0.25%
Net investment income	0.87	%(e)	0.93%	1.39%		1.38%		2.82%		4.58%
Supplemental data
Net assets, end of period (in thousands)	$1,764,100		$1,365,792	$968,267		$1,205,473		$338,239		$96,595
Portfolio turnover	31%		66%	51%		90%		103%		69%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Includes interest expense which rounds to zero.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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CMG Ultra Short Term Bond Fund

Notes to Financial Statements

January 31, 2013 (Unaudited)

Note 1. Organization

CMG Ultra Short Term Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares of the Fund are available for purchase by institutional entities, including corporations, partnerships, trusts, foundations, endowments, affiliated funds, government entities or other similar organizations, and to certain qualifying advisory clients of Bank of America. Please see the Fund's prospectus for further details, including applicable investment minimums.

Fund Shares

The Trust may issue an unlimited number of shares (without par value), which are offered continuously at net asset value.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts,

Semiannual Report 2013
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CMG Ultra Short Term Bond Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Inflation adjustments to the principal amount and cost basis of inflation-indexed securities are included in interest income.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The Fund's management fee is a unified fee. The Investment Manager, out of the unified fee it receives from the Fund, pays all operating costs and expenses of the Fund (other than the expenses described below or in the Fund's prospectus), including accounting expenses (other than audit fees), legal fees for the Fund, transfer agent and custodian fees, and other expenses. The Fund pays the following expenses: disinterested trustees fees and expenses, including their legal counsel, auditing expense, interest on borrowings by the Fund, if any, portfolio transaction expenses, taxes and extraordinary expenses of the Fund. The unified fee is paid monthly to the Investment Manager at the annual rate of 0.25% of the Fund's average net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund Administrator does not receive a fee for its administration and accounting services under the Administrative Services Agreement.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time.

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CMG Ultra Short Term Bond Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, is charged its pro-rata share of the expenses associated with the Chief Compliance Officer. The expenses of the Chief Compliance Officer charged to the Fund are payable by the Investment Manager.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent fees for the Fund are payable by the Investment Manager. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through November 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the annual rate of 0.25% of the Fund's average daily net assets.

Under the agreement, the following fees and expenses, are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2013, the cost of investments for federal income tax purposes was approximately $1,762,912,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$4,222,000
Unrealized depreciation	(3,901,000)
Net unrealized appreciation	321,000

The following capital loss carryforward, determined as of July 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2013	47,961
2014	627,248
2015	685,751
2016	213,699
2017	2,249,159
2018	1,023,617
2019	11,369,928
Unlimited short-term	4,966,232
Unlimited long-term	4,954,273
Total	26,137,868

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $2,424,810 at July 31, 2012 as arising on August 1, 2012.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years

Semiannual Report 2013
24

CMG Ultra Short Term Bond Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $926,493,152 and $436,036,001, respectively, for the six months ended January 31, 2013, of which $227,691,904 and $50,218,326, respectively, were U.S. government securities.

Note 6. Lending of Portfolio Securities

Effective December 19, 2012, the Fund no longer participates in securities lending activity. Prior to that date, the Fund participated, or was eligible to participate, in securities lending activity pursuant to a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorized JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned were secured by cash or securities that either were issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities was requested to be delivered the following business day. Cash collateral received was invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement.

Pursuant to the Agreement, the Fund received income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended January 31, 2013 is disclosed in the Statement of Operations. The Fund continued to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At January 31, 2013, one unaffiliated shareholder account owned 96.3% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended January 31, 2013.

Note 10. Significant Risks

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Semiannual Report 2013
25

CMG Ultra Short Term Bond Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market's assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities.

Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
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Semiannual Report 2013
27

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Semiannual Report 2013
28

CMG Ultra Short Term Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
29

CMG Ultra Short Term Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR103_07_C01_(03/13)

Semiannual Report

January 31, 2013

Columbia Large Cap Growth Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Large Cap Growth Fund

President's Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as the year came to a close. However, they ended the year up strongly, as first and third quarter gains more than offset second and fourth quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of the year. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Large Cap Growth Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	17
Notes to Financial Statements	31
Important Information About This Report	41

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.
Semiannual Report 2013

Columbia Large Cap Growth Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Large Cap Growth Fund (the Fund) Class A shares returned 10.64% excluding sales charges for the six-month period that ended January 31, 2013.

>  The Fund outperformed its benchmark, the Russell 1000 Growth Index, which returned 7.75% during the same six-month period.

Average Annual Total Returns (%) (for period ended January 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/01/98
Excluding sales charges		10.64	18.59	4.65	7.39
Including sales charges		4.30	11.78	3.42	6.76
Class B	11/01/98
Excluding sales charges		10.21	17.73	3.86	6.58
Including sales charges		5.21	12.73	3.51	6.58
Class C	11/18/02
Excluding sales charges		10.20	17.77	3.86	6.59
Including sales charges		9.20	16.77	3.86	6.59
Class E*	09/22/06
Excluding sales charges		10.55	18.51	4.54	7.29
Including sales charges		5.56	13.16	3.58	6.80
Class F*	09/22/06
Excluding sales charges		10.21	17.78	3.87	6.59
Including sales charges		5.21	12.78	3.52	6.59
Class I*	09/27/10	10.89	19.18	5.01	7.72
Class K* (Formerly Class R4)	03/07/11	10.73	18.79	4.81	7.55
Class R*	09/27/10	10.50	18.31	4.36	7.08
Class R4*	11/08/12	10.75	18.94	4.90	7.66
Class R5*	03/07/11	10.86	19.11	4.98	7.70
Class T	12/14/90
Excluding sales charges		10.62	18.62	4.60	7.33
Including sales charges		4.24	11.80	3.37	6.70
Class W*	09/27/10	10.67	18.62	4.69	7.44
Class Y*	07/15/09	10.92	19.22	5.05	7.74
Class Z	12/14/90	10.76	18.96	4.91	7.66
Russell 1000 Growth Index		7.75	13.43	5.70	8.24

Returns for Class A and Class T are shown with and without the maximum initial sales charge of 5.75%. Returns for Class E are shown with and without the maximum initial sales charge of 4.50%. Returns for Class B and Class F are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class Z shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual funds/appended-performance for more information.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Large Cap Growth Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at January 31, 2013)
Apple, Inc.	3.8
Google, Inc., Class A	3.5
QUALCOMM, Inc.	3.0
Oracle Corp.	2.9
Gilead Sciences, Inc.	2.5
Honeywell International, Inc.	2.3
Amazon.com, Inc.	2.3
eBay, Inc.	2.2
Mastercard, Inc., Class A	2.1
Monsanto Co.	2.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at January 31, 2013)
Common Stocks	97.4
Consumer Discretionary	16.6
Consumer Staples	8.8
Energy	5.4
Financials	5.0
Health Care	15.1
Industrials	12.2
Information Technology	29.8
Materials	3.9
Telecommunication Services	0.6
Convertible Preferred Stocks	1.2
Industrials	1.2
Money Market Funds	1.4
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

John Wilson, CFA

Peter Deininger, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013
3

Columbia Large Cap Growth Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2012 – January 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,106.40		1,019.16	6.37		6.11	1.20
Class B	1,000.00	1,000.00	1,102.10		1,015.38	10.33		9.91	1.95
Class C	1,000.00	1,000.00	1,102.00		1,015.38	10.33		9.91	1.95
Class E	1,000.00	1,000.00	1,105.50		1,018.65	6.90		6.61	1.30
Class F	1,000.00	1,000.00	1,102.10		1,015.38	10.33		9.91	1.95
Class I	1,000.00	1,000.00	1,108.90		1,021.58	3.83		3.67	0.72
Class K	1,000.00	1,000.00	1,107.30		1,020.42	5.05		4.84	0.95
Class R	1,000.00	1,000.00	1,105.00		1,017.90	7.69		7.37	1.45
Class R4	1,000.00	1,000.00	1,101.60	*	1,020.21	2.37	*	5.04	0.99 *
Class R5	1,000.00	1,000.00	1,108.60		1,021.63	3.77		3.62	0.71
Class T	1,000.00	1,000.00	1,106.20		1,018.90	6.64		6.36	1.25
Class W	1,000.00	1,000.00	1,106.70		1,019.36	6.16		5.90	1.16
Class Y	1,000.00	1,000.00	1,109.20		1,021.58	3.83		3.67	0.72
Class Z	1,000.00	1,000.00	1,107.60		1,020.42	5.05		4.84	0.95

*For the period November 8, 2012 through January 31, 2013. Class R4 shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2013
4

Columbia Large Cap Growth Fund

Portfolio of Investments

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.4%

Issuer	Shares	Value ($)
Consumer Discretionary 16.4%
Automobiles 0.5%
Ford Motor Co.	1,025,200	13,276,340
Distributors 0.8%
LKQ Corp.(a)	924,200	20,692,838
Hotels, Restaurants & Leisure 2.3%
Las Vegas Sands Corp.	597,900	33,033,975
Yum! Brands, Inc.	444,500	28,865,830
Total		61,899,805
Internet & Catalog Retail 2.9%
Amazon.com, Inc.(a)	221,985	58,937,018
Expedia, Inc.	281,100	18,341,775
Total		77,278,793
Media 4.4%
Comcast Corp., Class A	556,000	21,172,480
Discovery Communications, Inc., Class A(a)	387,600	26,891,688
DISH Network Corp., Class A	853,100	31,795,037
News Corp., Class A	1,280,700	35,526,618
Total		115,385,823
Multiline Retail 0.7%
Target Corp.	319,600	19,307,036
Specialty Retail 4.3%
Dick's Sporting Goods, Inc.	376,500	17,917,635
Gap, Inc. (The)	811,800	26,529,624
Lowe's Companies, Inc.	1,321,900	50,483,361
Urban Outfitters, Inc.(a)	431,900	18,481,001
Total		113,411,621
Textiles, Apparel & Luxury Goods 0.5%
Nike, Inc., Class B	253,861	13,721,187
Total Consumer Discretionary		434,973,443
Consumer Staples 8.7%
Food & Staples Retailing 2.5%
Costco Wholesale Corp.	265,200	27,140,568
CVS Caremark Corp.	764,400	39,137,280
Total		66,277,848
Food Products 2.4%
Hershey Co. (The)	372,900	29,626,905
Kraft Foods Group, Inc.	737,366	34,081,056
Total		63,707,961

Common Stocks (continued)

Issuer	Shares	Value ($)
Household Products 1.7%
Procter & Gamble Co. (The)	621,600	46,719,456
Personal Products 1.3%
Estee Lauder Companies, Inc. (The), Class A	564,100	34,370,613
Tobacco 0.8%
Philip Morris International, Inc.	230,005	20,277,241
Total Consumer Staples		231,353,119
Energy 5.4%
Energy Equipment & Services 3.4%
Ensco PLC, Class A	491,700	31,257,369
Halliburton Co.	1,052,400	42,811,632
National Oilwell Varco, Inc.	215,800	15,999,412
Total		90,068,413
Oil, Gas & Consumable Fuels 2.0%
Anadarko Petroleum Corp.	302,000	24,166,040
Kinder Morgan Management LLC(b)	42,621	35
Pioneer Natural Resources Co.	237,400	27,903,996
Total		52,070,071
Total Energy		142,138,484
Financials 4.9%
Capital Markets 1.4%
BlackRock, Inc.	159,800	37,757,544
Commercial Banks 2.0%
Fifth Third Bancorp	1,322,600	21,545,154
Wells Fargo & Co.	896,200	31,214,646
Total		52,759,800
Diversified Financial Services 0.9%
Citigroup, Inc.	579,400	24,427,504
Real Estate Investment Trusts (REITs) 0.6%
Simon Property Group, Inc.	98,100	15,713,658
Total Financials		130,658,506
Health Care 15.0%
Biotechnology 5.3%
Celgene Corp.(a)	330,000	32,656,800
Gilead Sciences, Inc.(a)	1,653,400	65,226,630
Onyx Pharmaceuticals, Inc.(a)	305,200	23,659,104
Vertex Pharmaceuticals, Inc.(a)	402,200	18,010,516
Total		139,553,050

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Large Cap Growth Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Equipment & Supplies 4.2%
Abbott Laboratories	1,100,300	37,278,164
Edwards Lifesciences Corp.(a)	175,700	15,800,701
Hologic, Inc.(a)	909,000	21,670,560
Zimmer Holdings, Inc.	506,200	37,762,520
Total		112,511,945
Life Sciences Tools & Services 1.7%
Thermo Fisher Scientific, Inc.	609,200	43,947,688
Pharmaceuticals 3.8%
Actavis, Inc.(a)	220,900	19,083,551
Allergan, Inc.	454,980	47,777,450
Johnson & Johnson	391,400	28,932,288
Zoetis, Inc.	187,087	4,864,262
Total		100,657,551
Total Health Care		396,670,234
Industrials 12.1%
Aerospace & Defense 3.4%
Honeywell International, Inc.	864,800	59,013,952
Precision Castparts Corp.	174,700	32,039,980
Total		91,053,932
Air Freight & Logistics 1.2%
FedEx Corp.	311,500	31,601,675
Commercial Services & Supplies 2.1%
ADT Corp. (The)	379,300	18,016,750
Tyco International Ltd.	1,228,900	37,149,647
Total		55,166,397
Electrical Equipment 3.1%
Eaton Corp. PLC	726,500	41,374,175
Rockwell Automation, Inc.	456,200	40,688,478
Total		82,062,653
Machinery 1.0%
Pall Corp.	404,300	27,613,690
Road & Rail 1.3%
JB Hunt Transport Services, Inc.	314,800	21,176,596
Kansas City Southern	129,800	12,085,678
Total		33,262,274
Total Industrials		320,760,621

Common Stocks (continued)

Issuer	Shares	Value ($)
Information Technology 29.5%
Communications Equipment 4.3%
F5 Networks, Inc.(a)	342,100	35,879,448
QUALCOMM, Inc.	1,179,480	77,881,064
Total		113,760,512
Computers & Peripherals 6.3%
Apple, Inc.	213,666	97,284,267
EMC Corp.(a)	1,688,910	41,564,075
NCR Corp.(a)	1,023,000	28,408,710
Total		167,257,052
Internet Software & Services 8.7%
Akamai Technologies, Inc.(a)	533,000	21,698,430
eBay, Inc.(a)	1,030,900	57,658,237
Facebook, Inc., Class A(a)	1,343,000	41,592,710
Google, Inc., Class A(a)	118,256	89,364,877
LinkedIn Corp., Class A(a)	168,200	20,821,478
Total		231,135,732
IT Services 4.0%
Accenture PLC, Class A	429,200	30,855,188
Alliance Data Systems Corp.(a)	139,300	21,953,680
Mastercard, Inc., Class A	103,000	53,395,200
Total		106,204,068
Semiconductors & Semiconductor Equipment 0.8%
KLA-Tencor Corp.	382,900	21,025,039
Software 5.4%
Citrix Systems, Inc.(a)	384,793	28,151,456
Oracle Corp.	2,150,400	76,360,704
Salesforce.com, Inc.(a)	233,100	40,123,503
Total		144,635,663
Total Information Technology		784,018,066
Materials 3.8%
Chemicals 3.8%
Airgas, Inc.	252,000	24,000,480
LyondellBasell Industries NV, Class A	409,200	25,951,464
Monsanto Co.	503,500	51,029,725
Total		100,981,669
Total Materials		100,981,669

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Large Cap Growth Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Telecommunication Services 0.6%
Diversified Telecommunication Services 0.6%
Verizon Communications, Inc.	380,100	16,576,161
Total Telecommunication Services		16,576,161
Total Common Stocks (Cost: $2,084,660,992)		2,558,130,303

Convertible Preferred Stocks 1.2%

Industrials 1.2%
Aerospace & Defense 1.2%
United Technologies Corp., 7.500%	563,600	32,091,384
Total Industrials		32,091,384
Total Convertible Preferred Stocks (Cost: $29,672,694)		32,091,384

Money Market Funds 1.4%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.132%(c)(d)	37,793,445	37,793,445
Total Money Market Funds (Cost: $37,793,445)		37,793,445
Total Investments (Cost: $2,152,127,131)		2,628,015,132
Other Assets & Liabilities, Net		25,547,005
Net Assets		2,653,562,137

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2013 was $35, representing 0.00% of net assets. Information concerning such security holdings at January 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Kinder Morgan Management LLC	12/18/02 - 01/18/05	10

(c)  The rate shown is the seven-day current annualized yield at January 31, 2013.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	45,679,584	436,286,161	(444,172,300)	37,793,445	47,352	37,793,445

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Large Cap Growth Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Large Cap Growth Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	434,973,443	—	—	434,973,443
Consumer Staples	231,353,119	—	—	231,353,119
Energy	142,138,449	35	—	142,138,484
Financials	130,658,506	—	—	130,658,506
Health Care	396,670,234	—	—	396,670,234
Industrials	320,760,621	—	—	320,760,621
Information Technology	784,018,066	—	—	784,018,066
Materials	100,981,669	—	—	100,981,669
Telecommunication Services	16,576,161	—	—	16,576,161
Convertible Preferred Stocks
Industrials	32,091,384	—	—	32,091,384
Total Equity Securities	2,590,221,652	35	—	2,590,221,687
Other
Money Market Funds	37,793,445	—	—	37,793,445
Total Other	37,793,445	—	—	37,793,445
Total	2,628,015,097	35	—	2,628,015,132

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Large Cap Growth Fund

Statement of Assets and Liabilities

January 31, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,114,333,686)	$2,590,221,687
Affiliated issuers (identified cost $37,793,445)	37,793,445
Total investments (identified cost $2,152,127,131)	2,628,015,132
Receivable for:
Investments sold	49,358,408
Capital shares sold	923,452
Dividends	2,408,716
Reclaims	28,401
Prepaid expenses	19,319
Trustees' deferred compensation plan	200,530
Other assets	44,481
Total assets	2,680,998,439
Liabilities
Payable for:
Investments purchased	24,874,704
Capital shares purchased	1,784,261
Investment management fees	45,278
Distribution and/or service fees	13,125
Transfer agent fees	265,606
Administration fees	3,835
Plan administration fees	1
Compensation of board members	40,220
Chief compliance officer expenses	264
Other expenses	208,478
Trustees' deferred compensation plan	200,530
Total liabilities	27,436,302
Net assets applicable to outstanding capital stock	$2,653,562,137
Represented by
Paid-in capital	$2,353,837,176
Undistributed net investment income	1,862,080
Accumulated net realized loss	(178,027,423)
Unrealized appreciation (depreciation) on:
Investments	475,888,001
Foreign currency translations	2,303
Total — representing net assets applicable to outstanding capital stock	$2,653,562,137

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Large Cap Growth Fund

Statement of Assets and Liabilities (continued)

January 31, 2013 (Unaudited)

Class A
Net assets	$1,376,965,691
Shares outstanding	48,617,412
Net asset value per share	$28.32
Maximum offering price per share(a)	$30.05
Class B
Net assets	$38,862,072
Shares outstanding	1,511,936
Net asset value per share	$25.70
Class C
Net assets	$44,697,139
Shares outstanding	1,737,762
Net asset value per share	$25.72
Class E
Net assets	$14,015,825
Shares outstanding	495,526
Net asset value per share	$28.28
Maximum offering price per share(b)	$29.61
Class F
Net assets	$722,041
Shares outstanding	28,096
Net asset value per share	$25.70
Class I
Net assets	$213,029,157
Shares outstanding	7,356,062
Net asset value per share	$28.96
Class K(c)
Net assets	$173,433
Shares outstanding	5,996
Net asset value per share(d)	$28.93
Class R
Net assets	$1,300,782
Shares outstanding	45,966
Net asset value per share	$28.30
Class R4
Net assets	$2,744
Shares outstanding	93
Net asset value per share(d)	$29.40
Class R5
Net assets	$32,865
Shares outstanding	1,135
Net asset value per share(d)	$28.94

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Large Cap Growth Fund

Statement of Assets and Liabilities (continued)

January 31, 2013 (Unaudited)

Class T
Net assets	$152,510,367
Shares outstanding	5,418,592
Net asset value per share	$28.15
Maximum offering price per share(a)	$29.87
Class W
Net assets	$3,424
Shares outstanding	121
Net asset value per share(d)	$28.33
Class Y
Net assets	$11,341,189
Shares outstanding	391,544
Net asset value per share	$28.97
Class Z
Net assets	$799,905,408
Shares outstanding	27,601,715
Net asset value per share	$28.98

(a)  The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b)  The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.50%.

(c)  Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(d)  Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Large Cap Growth Fund

Statement of Operations

Six Months Ended January 31, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$24,294,996
Dividends — affiliated issuers	47,352
Interest	774
Income from securities lending — net	252,509
Foreign taxes withheld	(223,397)
Total income	24,372,234
Expenses:
Investment management fees	8,136,553
Distribution and/or service fees
Class A	1,691,128
Class B	196,515
Class C	212,533
Class E	24,117
Class F	3,455
Class R	2,691
Class T	224,953
Class W	4
Transfer agent fees
Class A	1,549,488
Class B	45,016
Class C	48,684
Class E	15,816
Class F	793
Class K(a)	39
Class R	1,234
Class R4(b)	2
Class R5	7
Class T	172,100
Class W	4
Class Y	6
Class Z	896,747
Administration fees	688,585
Plan administration fees
Class K(a)	1,703
Compensation of board members	41,162
Custodian fees	15,155
Printing and postage fees	298,346
Registration fees	96,190
Professional fees	62,010
Chief compliance officer expenses	1,075
Other	50,859
Total expenses	14,476,970
Net investment income	9,895,264
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	182,123,506
Foreign currency translations	3,759
Net realized gain	182,127,265
Net change in unrealized appreciation (depreciation) on:
Investments	68,415,688
Foreign currency translations	2,286
Net change in unrealized appreciation (depreciation)	68,417,974
Net realized and unrealized gain	250,546,013
Net increase in net assets resulting from operations	$260,440,503

(a)  Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b)  For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Large Cap Growth Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2013(a) (Unaudited)	Year Ended July 31, 2012(b)	Year Ended September 30, 2011(c)
Operations
Net investment income	$9,895,264	$3,874,134	$2,557,312
Net realized gain	182,127,265	189,991,407	257,131,777
Net change in unrealized appreciation (depreciation)	68,417,974	344,606,699	(470,468,946)
Net increase (decrease) in net assets resulting from operations	260,440,503	538,472,240	(210,779,857)
Distributions to shareholders
Net investment income
Class A	(2,771,575)	(1,496,905)	(311,186)
Class E	(15,269)	—	(14,099)
Class I	(1,344,449)	(1,331,613)	(877,728)
Class K(d)	(706)	(143,866)	—
Class R4	(10)	—	—
Class R5	(207)	(2,411)	—
Class T	(237,714)	—	(228,135)
Class W	(8)	(3)	(5)
Class Y	(70,654)	(86,293)	(122,643)
Class Z	(3,361,646)	(1,853,696)	(3,736,650)
Total distributions to shareholders	(7,802,238)	(4,914,787)	(5,290,446)
Increase (decrease) in net assets from capital stock activity	(113,280,092)	(463,576,461)	1,440,730,125
Proceeds from regulatory settlements (Note 6)	—	342,877	—
Total increase in net assets	139,358,173	70,323,869	1,224,659,822
Net assets at beginning of period	2,514,203,964	2,443,880,095	1,219,220,273
Net assets at end of period	$2,653,562,137	$2,514,203,964	$2,443,880,095
Undistributed (excess of distributions over) net investment income	$1,862,080	$(230,946)	$208,880

(a) Class R4 shares are for the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)   For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(c) Class K and Class R5 shares are for the period from March 7, 2011 (commencement of operations) to September 30, 2011.

(d) Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Large Cap Growth Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2013(a) (Unaudited)		Year Ended July 31, 2012(b)		Year Ended September 30, 2011(c)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(d)	1,222,706	33,017,757	1,943,514	47,653,784	2,313,786	55,673,483
Fund merger	—	—	—	—	53,028,074	1,311,851,037
Distributions reinvested	97,453	2,595,163	60,171	1,385,141	11,737	267,376
Redemptions	(4,008,148)	(107,928,800)	(7,687,336)	(186,039,214)	(5,558,459)	(131,794,423)
Net increase (decrease)	(2,687,989)	(72,315,880)	(5,683,651)	(137,000,289)	49,795,138	1,235,997,473
Class B shares
Subscriptions	24,807	610,400	29,835	660,289	40,478	891,252
Fund merger	—	—	—	—	3,263,755	73,976,373
Redemptions(d)	(187,169)	(4,587,924)	(943,911)	(21,142,995)	(1,481,641)	(32,997,626)
Net increase (decrease)	(162,362)	(3,977,524)	(914,076)	(20,482,706)	1,822,592	41,869,999
Class C shares
Subscriptions	220,676	5,383,398	225,432	4,931,317	123,630	2,680,451
Fund merger	—	—	—	—	1,277,699	28,980,204
Redemptions	(177,310)	(4,341,938)	(465,444)	(10,087,759)	(309,429)	(6,672,856)
Net increase (decrease)	43,366	1,041,460	(240,012)	(5,156,442)	1,091,900	24,987,799
Class E shares
Subscriptions	674	18,272	631	14,828	939	22,476
Distributions reinvested	573	15,248	—	—	619	14,084
Redemptions	(30,434)	(819,736)	(42,545)	(1,024,302)	(56,363)	(1,310,393)
Net decrease	(29,187)	(786,216)	(41,914)	(1,009,474)	(54,805)	(1,273,833)
Class F shares
Subscriptions	4	100	2,660	60,100	3,005	65,250
Net increase	4	100	2,660	60,100	3,005	65,250
Class I shares
Subscriptions	122,608	3,328,722	251,689	6,255,459	10,666,365	242,247,523
Fund merger	—	—	—	—	10,806,161	273,675,545
Distributions reinvested	49,406	1,344,350	56,613	1,331,541	37,702	877,713
Redemptions	(570,786)	(15,800,369)	(5,633,011)	(134,702,134)	(8,430,803)	(203,045,301)
Net increase (decrease)	(398,772)	(11,127,297)	(5,324,709)	(127,115,134)	13,079,425	313,755,480
Class K shares(e)
Subscriptions	1,303	36,091	252,102	6,114,814	255,555	6,101,704
Fund merger	—	—	—	—	2,096,295	52,967,855
Distributions reinvested	23	630	6,112	143,821	—	—
Redemptions	(158,086)	(4,468,117)	(2,284,808)	(60,118,917)	(162,500)	(3,959,051)
Net increase (decrease)	(156,760)	(4,431,396)	(2,026,594)	(53,860,282)	2,189,350	55,110,508

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Large Cap Growth Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2013(a) (Unaudited)		Year Ended July 31, 2012(b)		Year Ended September 30, 2011(c)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R shares
Subscriptions	24,069	651,828	7,719	184,854	13,585	323,017
Fund merger	—	—	—	—	99,267	2,457,836
Redemptions	(6,465)	(173,688)	(75,428)	(1,782,086)	(16,902)	(411,371)
Net increase (decrease)	17,604	478,140	(67,709)	(1,597,232)	95,950	2,369,482
Class R4 shares
Subscriptions	93	2,500	—	—	—	—
Net increase	93	2,500	—	—	—	—
Class R5 shares
Subscriptions	—	—	—	—	101	2,502
Fund merger	—	—	—	—	18,952	479,425
Distributions reinvested	6	138	5	127	—	—
Redemptions	(17,767)	(496,205)	(162)	(3,924)	—	—
Net increase (decrease)	(17,761)	(496,067)	(157)	(3,797)	19,053	481,927
Class T shares
Subscriptions	21,268	575,214	34,752	831,365	64,181	1,505,541
Distributions reinvested	6,609	174,942	—	—	7,267	164,449
Redemptions	(345,435)	(9,233,707)	(585,160)	(14,067,972)	(800,963)	(18,656,781)
Net decrease	(317,558)	(8,483,551)	(550,408)	(13,236,607)	(729,515)	(16,986,791)
Class W shares
Subscriptions	—	—	—	—	7	149
Redemptions	—	—	—	—	(7)	(153)
Net increase	—	—	—	—	—	(4)
Class Y shares
Subscriptions	6,683	182,500	9,284	235,993	6,003	131,059
Distributions reinvested	—	—	3	73	3	71
Redemptions	(164,611)	(4,414,000)	(176,477)	(4,397,670)	(343,024)	(8,075,378)
Net decrease	(157,928)	(4,231,500)	(167,190)	(4,161,604)	(337,018)	(7,944,248)
Class Z shares
Subscriptions	2,338,722	65,414,327	1,292,265	31,910,875	1,562,376	37,620,290
Distributions reinvested	77,635	2,114,769	47,428	1,116,457	92,637	2,156,590
Redemptions	(2,796,619)	(76,481,957)	(5,406,923)	(133,040,326)	(10,365,849)	(247,479,797)
Net decrease	(380,262)	(8,952,861)	(4,067,230)	(100,012,994)	(8,710,836)	(207,702,917)
Total net increase (decrease)	(4,247,512)	(113,280,092)	(19,080,990)	(463,576,461)	58,264,239	1,440,730,125

(a) Class R4 shares are for the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)   For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(c) Class K and Class R5 shares are for the period from March 7, 2011 (commencement of operations) to September 30, 2011.

(d) Includes conversions of Class B shares to Class A shares, if any.

(e) Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Large Cap Growth Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended September 30,
Class A	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$25.65		$20.84		$20.64		$18.77		$19.57		$26.76		$22.27
Income from investment operations:
Net investment income (loss)	0.09		0.02		(0.01)		0.04		0.07		0.01		0.02
Net realized and unrealized gain (loss)	2.64		4.82		0.25	(b)	1.92		(0.86)		(5.40)		4.87
Total from investment operations	2.73		4.84		0.24		1.96		(0.79)		(5.39)		4.89
Less distributions to shareholders:
Net investment income	(0.06)		(0.03)		(0.04)		(0.09)		(0.02)		—		(0.03)
Net realized gains	—		—		—		—		—		(1.81)		(0.37)
Total distributions to shareholders	(0.06)		(0.03)		(0.04)		(0.09)		(0.02)		(1.81)		(0.40)
Proceeds from regulatory settlements	—		0.00	(c)	—		0.00	(c)	0.01		0.01		—
Net asset value, end of period	$28.32		$25.65		$20.84		$20.64		$18.77		$19.57		$26.76
Total return	10.64%		23.22%		1.16%		10.48%		(3.97%)		(21.73%)		22.19%
Ratios to average net assets(d)(e)
Total gross expenses	1.20	%(f)	1.16	%(f)	1.15	%(g)	1.10	%(g)	1.13	%(g)	1.03%		1.00	%(g)
Total net expenses(h)	1.20	%(f)	1.16	%(f)(i)	1.14	%(g)(j)	1.10	%(g)(i)	1.13	%(g)(i)	1.02	%(j)	1.00	%(g)(i)
Net investment income (loss)	0.67	%(f)	0.10	%(f)	(0.06%)		0.19%		0.43%		0.01%		0.07%
Supplemental data
Net assets, end of period (in thousands)	$1,376,966		$1,316,211		$1,187,715		$148,455		$145,825		$156,585		$167,408
Portfolio turnover	54%		80%		116%		122%		146%		164%		151%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Certain line items from prior years have been reclassified to conform to the current presentation.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of 0.01% and 0.01% for the years ended September 30, 2011 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended September 30,
Class B	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$23.32		$19.04		$18.97		$17.30		$18.15		$25.12		$21.05
Income from investment operations:
Net investment loss	(0.01)		(0.12)		(0.18)		(0.10)		(0.04)		(0.17)		(0.16)
Net realized and unrealized gain (loss)	2.39		4.40		0.25	(b)	1.77		(0.82)		(5.00)		4.60
Total from investment operations	2.38		4.28		0.07		1.67		(0.86)		(5.17)		4.44
Less distributions to shareholders:
Net realized gains	—		—		—		—		—		(1.81)		(0.37)
Total distributions to shareholders	—		—		—		—		—		(1.81)		(0.37)
Proceeds from regulatory settlements	—		0.00	(c)	—		0.00	(c)	0.01		0.01		—
Net asset value, end of period	$25.70		$23.32		$19.04		$18.97		$17.30		$18.15		$25.12
Total return	10.21%		22.48%		0.37%		9.65%		(4.68%)		(22.31%)		21.31%
Ratios to average net assets(d)(e)
Total gross expenses	1.95	%(f)	1.91	%(f)	1.90	%(g)	1.85	%(g)	1.88	%(g)	1.78%		1.75	%(g)
Total net expenses(h)	1.95	%(f)	1.91	%(f)(i)	1.89	%(g)(j)	1.85	%(g)(i)	1.88	%(g)(i)	1.77	%(j)	1.75	%(g)(i)
Net investment loss	(0.08	%)(f)	(0.64	%)(f)	(0.82%)		(0.56%)		(0.30%)		(0.77%)		(0.69%)
Supplemental data
Net assets, end of period (in thousands)	$38,862		$39,046		$49,290		$14,527		$24,951		$58,609		$168,284
Portfolio turnover	54%		80%		116%		122%		146%		164%		151%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Certain line items from prior years have been reclassified to conform to the current presentation.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of 0.01% and 0.01% for the years ended September 30, 2011 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended September 30,
Class C	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$23.34		$19.06		$18.98		$17.31		$18.16		$25.14		$21.06
Income from investment operations:
Net investment loss	(0.01)		(0.12)		(0.17)		(0.10)		(0.05)		(0.16)		(0.16)
Net realized and unrealized gain (loss)	2.39		4.40		0.25	(b)	1.77		(0.81)		(5.02)		4.61
Total from investment operations	2.38		4.28		0.08		1.67		(0.86)		(5.18)		4.45
Less distributions to shareholders:
Net realized gains	—		—		—		—		—		(1.81)		(0.37)
Total distributions to shareholders	—		—		—		—		—		(1.81)		(0.37)
Proceeds from regulatory settlements	—		0.00	(c)	—		0.00	(c)	0.01		0.01		—
Net asset value, end of period	$25.72		$23.34		$19.06		$18.98		$17.31		$18.16		$25.14
Total return	10.20%		22.46%		0.42%		9.65%		(4.68%)		(22.33%)		21.34%
Ratios to average net assets(d)(e)
Total gross expenses	1.95	%(f)	1.91	%(f)	1.88	%(g)	1.85	%(g)	1.88	%(g)	1.78%		1.75	%(g)
Total net expenses(h)	1.95	%(f)	1.91	%(f)(i)	1.87	%(g)(j)	1.85	%(g)(i)	1.88	%(g)(i)	1.77	%(j)	1.75	%(g)(i)
Net investment loss	(0.08	%)(f)	(0.65	%)(f)	(0.77%)		(0.55%)		(0.33%)		(0.75%)		(0.68%)
Supplemental data
Net assets, end of period (in thousands)	$44,697		$39,542		$36,860		$15,990		$17,283		$21,208		$31,834
Portfolio turnover	54%		80%		116%		122%		146%		164%		151%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Certain line items from prior years have been reclassified to conform to the current presentation.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of 0.01% and 0.01% for the years ended September 30, 2011 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended September 30,
Class E	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$25.61		$20.80		$20.60		$18.73		$19.53		$26.74		$22.27
Income from investment operations:
Net investment income (loss)	0.08		(0.00	)(b)	(0.02)		0.02		0.05		(0.02)		(0.01)
Net realized and unrealized gain (loss)	2.62		4.81		0.24	(c)	1.93		(0.86)		(5.39)		4.87
Total from investment operations	2.70		4.81		0.22		1.95		(0.81)		(5.41)		4.86
Less distributions to shareholders:
Net investment income	(0.03)		—		(0.02)		(0.08)		(0.00	)(b)	—		(0.02)
Net realized gains	—		—		—		—		—		(1.81)		(0.37)
Total distributions to shareholders	(0.03)		—		(0.02)		(0.08)		(0.00	)(b)	(1.81)		(0.39)
Proceeds from regulatory settlements	—		0.00	(b)	—		0.00	(b)	0.01		0.01		—
Net asset value, end of period	$28.28		$25.61		$20.80		$20.60		$18.73		$19.53		$26.74
Total return	10.55%		23.13%		1.07%		10.41%		(4.09%)		(21.82%)		22.07%
Ratios to average net assets(d)(e)
Total gross expenses	1.30	%(f)	1.26	%(f)	1.20	%(g)	1.20	%(g)	1.23	%(g)	1.13%		1.10	%(g)
Total net expenses(h)	1.30	%(f)	1.26	%(f)(i)	1.19	%(g)(j)	1.20	%(g)(i)	1.23	%(g)(i)	1.12	%(j)	1.10	%(g)(i)
Net investment income (loss)	0.57	%(f)	(0.00	%)(b)(f)	(0.08%)		0.10%		0.33%		(0.09%)		(0.03%)
Supplemental data
Net assets, end of period (in thousands)	$14,016		$13,437		$11,784		$12,800		$13,144		$14,782		$18,185
Portfolio turnover	54%		80%		116%		122%		146%		164%		151%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Rounds to zero.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Certain line items from prior years have been reclassified to conform to the current presentation.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of 0.01% and 0.01% for the years ended September 30, 2011 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended September 30,
Class F	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$23.32		$19.04		$18.96		$17.29		$18.14		$25.11		$21.05
Income from investment operations:
Net investment loss	(0.01)		(0.12)		(0.16)		(0.10)		(0.05)		(0.18)		(0.16)
Net realized and unrealized gain (loss)	2.39		4.40		0.24	(b)	1.77		(0.81)		(4.99)		4.59
Total from investment operations	2.38		4.28		0.08		1.67		(0.86)		(5.17)		4.43
Less distributions to shareholders:
Net realized gains	—		—		—		—		—		(1.81)		(0.37)
Total distributions to shareholders	—		—		—		—		—		(1.81)		(0.37)
Proceeds from regulatory settlements	—		0.00	(c)	—		0.00	(c)	0.01		0.01		—
Net asset value, end of period	$25.70		$23.32		$19.04		$18.96		$17.29		$18.14		$25.11
Total return	10.21%		22.48%		0.42%		9.66%		(4.69%)		(22.31%)		21.26%
Ratios to average net assets(d)(e)
Total gross expenses	1.95	%(f)	1.91	%(f)	1.85	%(g)	1.85	%(g)	1.88	%(g)	1.78%		1.75	%(g)
Total net expenses(h)	1.95	%(f)	1.91	%(f)(i)	1.84	%(g)(j)	1.85	%(g)(i)	1.88	%(g)(i)	1.77	%(j)	1.75	%(g)(i)
Net investment loss	(0.08	%)(f)	(0.65	%)(f)	(0.73%)		(0.55%)		(0.32%)		(0.80%)		(0.70%)
Supplemental data
Net assets, end of period (in thousands)	$722		$655		$484		$425		$292		$380		$2,915
Portfolio turnover	54%		80%		116%		122%		146%		164%		151%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Certain line items from prior years have been reclassified to conform to the current presentation.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of 0.01% and 0.01% for the years ended September 30, 2011 and 2008, respectively.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended September 30,
Class I	(Unaudited)		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$26.29		$21.37		$21.14		$21.18
Income from investment operations:
Net investment income	0.16		0.11		0.11		0.00	(c)
Net realized and unrealized gain (loss)	2.69		4.94		0.24	(d)	(0.04)
Total from investment operations	2.85		5.05		0.35		(0.04)
Less distributions to shareholders:
Net investment income	(0.18)		(0.13)		(0.12)		—
Total distributions to shareholders	(0.18)		(0.13)		(0.12)		—
Proceeds from regulatory settlements	—		0.00	(c)	—		—
Net asset value, end of period	$28.96		$26.29		$21.37		$21.14
Total return	10.89%		23.71%		1.61%		(0.19%)
Ratios to average net assets(e)(f)
Total gross expenses	0.72	%(g)	0.72	%(g)	0.68	%(h)	0.60	%(g)
Total net expenses(i)	0.72	%(g)	0.72	%(g)	0.68	%(h)(j)	0.60	%(g)(j)
Net investment income	1.15	%(g)	0.54	%(g)	0.46%		1.89	%(g)
Supplemental data
Net assets, end of period (in thousands)	$213,029		$203,848		$279,510		$2
Portfolio turnover	54%		80%		116%		122%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(c)  Rounds to zero.

(d)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Certain line items from prior years have been reclassified to conform to the current presentation.

(g)  Annualized.

(h)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(i)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
22

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended September 30,
Class K(a)	(Unaudited)		2012(b)		2011(c)
Per share data
Net asset value, beginning of period	$26.24		$21.33		$24.86
Income from investment operations:
Net investment income	0.10		0.08		0.02
Net realized and unrealized gain (loss)	2.71		4.90		(3.55)
Total from investment operations	2.81		4.98		(3.53)
Less distributions to shareholders:
Net investment income	(0.12)		(0.07)		—
Total distributions to shareholders	(0.12)		(0.07)		—
Proceeds from regulatory settlements	—		0.00	(d)	—
Net asset value, end of period	$28.93		$26.24		$21.33
Total return	10.73%		23.38%		(14.20%)
Ratios to average net assets(e)(f)
Total gross expenses	0.95	%(g)	0.97	%(g)	0.95	%(g)(h)
Total net expenses(i)	0.95	%(g)	0.97	%(g)	0.95	%(g)(h)(j)
Net investment income	0.70	%(g)	0.40	%(g)	0.12	%(g)
Supplemental data
Net assets, end of period (in thousands)	$173		$4,270		$46,696
Portfolio turnover	54%		80%		116%

Notes to Financial Highlights

(a)  Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(c)  For the period from March 7, 2011 (commencement of operations) to September 30, 2011.

(d)  Rounds to zero.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Certain line items from prior years have been reclassified to conform to the current presentation.

(g)  Annualized.

(h)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(i)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
23

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended September 30,
Class R	(Unaudited)		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$25.61		$20.83		$20.64		$20.68
Income from investment operations:
Net investment income (loss)	0.07		(0.01)		(0.07)		0.00	(c)
Net realized and unrealized gain (loss)	2.62		4.79		0.26	(d)	(0.04)
Total from investment operations	2.69		4.78		0.19		(0.04)
Proceeds from regulatory settlements	—		0.00	(c)	—		—
Net asset value, end of period	$28.30		$25.61		$20.83		$20.64
Total return	10.50%		22.95%		0.92%		(0.19%)
Ratios to average net assets(e)(f)
Total gross expenses	1.45	%(g)	1.40	%(g)	1.41	%(h)	1.21	%(g)
Total net expenses(i)	1.45	%(g)	1.40	%(g)(j)	1.40	%(h)(k)	1.21	%(g)(j)
Net investment income (loss)	0.52	%(g)	(0.07	%)(g)	(0.32%)		1.28	%(g)
Supplemental data
Net assets, end of period (in thousands)	$1,301		$726		$2,002		$2
Portfolio turnover	54%		80%		116%		122%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(c)  Rounds to zero.

(d)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Certain line items from prior years have been reclassified to conform to the current presentation.

(g)  Annualized.

(h)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(i)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  The benefits derived from expense reductions had an impact of 0.01% for the year ended September 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
24

Columbia Large Cap Growth Fund

Financial Highlights (continued)

Class R4	Six Months Ended January 31, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$26.79
Income from investment operations:
Net investment income	0.09
Net realized and unrealized gain	2.63
Total from investment operations	2.72
Less distributions to shareholders:
Net investment income	(0.11)
Total distributions to shareholders	(0.11)
Net asset value, end of period	$29.40
Total return	10.16%
Ratios to average net assets(b)
Total gross expenses	0.99	%(c)
Total net expenses(d)	0.99	%(c)
Net investment income	1.41	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	54%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
25

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended September 30,
Class R5	(Unaudited)		2012(a)		2011(b)
Per share data
Net asset value, beginning of period	$26.28		$21.36		$24.86
Income from investment operations:
Net investment income	0.15		0.11		0.05
Net realized and unrealized gain (loss)	2.69		4.94		(3.55)
Total from investment operations	2.84		5.05		(3.50)
Less distributions to shareholders:
Net investment income	(0.18)		(0.13)		—
Total distributions to shareholders	(0.18)		(0.13)		—
Proceeds from regulatory settlements	—		0.00	(c)	—
Net asset value, end of period	$28.94		$26.28		$21.36
Total return	10.86%		23.70%		(14.08%)
Ratios to average net assets(d)(e)
Total gross expenses	0.71	%(f)	0.73	%(f)	0.70	%(f)(g)
Total net expenses(h)	0.71	%(f)	0.73	%(f)	0.70	%(f)(g)(i)
Net investment income	1.06	%(f)	0.53	%(f)	0.37	%(f)
Supplemental data
Net assets, end of period (in thousands)	$33		$497		$407
Portfolio turnover	54%		80%		116%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  For the period from March 7, 2011 (commencement of operations) to September 30, 2011.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Certain line items from prior years have been reclassified to conform to the current presentation.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
26

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended September 30,
Class T	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$25.49		$20.69		$20.49		$18.64		$19.42		$26.58		$22.13
Income from investment operations:
Net investment income	0.08		0.01		(0.01)		0.03		0.06		(0.01)		0.01
Net realized and unrealized gain (loss)	2.62		4.79		0.24	(b)	1.90		(0.85)		(5.35)		4.84
Total from investment operations	2.70		4.80		0.23		1.93		(0.79)		(5.36)		4.85
Less distributions to shareholders:
Net investment income	(0.04)		—		(0.03)		(0.08)		—		—		(0.03)
Net realized gains	—		—		—		—		—		(1.81)		(0.37)
Total distributions to shareholders	(0.04)		—		(0.03)		(0.08)		—		(1.81)		(0.40)
Proceeds from regulatory settlements	—		0.00	(c)	—		0.00	(c)	0.01		0.01		—
Net asset value, end of period	$28.15		$25.49		$20.69		$20.49		$18.64		$19.42		$26.58
Total return	10.62%		23.20%		1.12%		10.40%		(4.02%)		(21.76%)		22.14%
Ratios to average net assets(d)(e)
Total gross expenses	1.25	%(f)	1.21	%(f)	1.15	%(g)	1.15	%(g)	1.18	%(g)	1.08%		1.05	%(g)
Total net expenses(h)	1.25	%(f)	1.21	%(f)(i)	1.14	%(g)(j)	1.15	%(g)(i)	1.18	%(g)(i)	1.07	%(j)	1.05	%(g)(i)
Net investment income	0.62	%(f)	0.05	%(f)	(0.03%)		0.15%		0.38%		(0.05%)		0.02%
Supplemental data
Net assets, end of period (in thousands)	$152,510		$146,207		$130,081		$143,784		$145,011		$169,295		$244,901
Portfolio turnover	54%		80%		116%		122%		146%		164%		151%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Certain line items from prior years have been reclassified to conform to the current presentation.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of 0.01% and 0.01% for the years ended September 30, 2011 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
27

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended September 30,
Class W	(Unaudited)		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$25.66		$20.85		$20.64		$20.68
Income from investment operations:
Net investment income	0.10		0.01		0.02		0.00	(c)
Net realized and unrealized gain (loss)	2.63		4.82		0.23	(d)	(0.04)
Total from investment operations	2.73		4.83		0.25		(0.04)
Less distributions to shareholders:
Net investment income	(0.06)		(0.02)		(0.04)		—
Total distributions to shareholders	(0.06)		(0.02)		(0.04)		—
Proceeds from regulatory settlements	—		0.00	(c)	—		—
Net asset value, end of period	$28.33		$25.66		$20.85		$20.64
Total return	10.67%		23.19%		1.21%		(0.19%)
Ratios to average net assets(e)(f)
Total gross expenses	1.16	%(g)	1.19	%(g)	1.05	%(h)	0.96	%(g)
Total net expenses(i)	1.16	%(g)	1.19	%(g)(j)	1.04	%(h)(k)	0.96	%(g)(j)
Net investment income	0.71	%(g)	0.07	%(g)	0.07%		1.52	%(g)
Supplemental data
Net assets, end of period (in thousands)	$3		$3		$3		$2
Portfolio turnover	54%		80%		116%		122%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(c)  Rounds to zero.

(d)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Certain line items from prior years have been reclassified to conform to the current presentation.

(g)  Annualized.

(h)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(i)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  The benefits derived from expense reductions had an impact of 0.01% for the year ended September 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
28

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended September 30,
Class Y	(Unaudited)		2012(a)		2011		2010		2009(b)
Per share data
Net asset value, beginning of period	$26.29		$21.36		$21.14		$19.20		$17.02
Income from investment operations
Net investment income	0.15		0.11		0.11		0.13		0.03
Net realized and unrealized gain	2.71		4.94		0.23	(c)	1.97		2.15
Total from investment operations	2.86		5.05		0.34		2.10		2.18
Less distributions to shareholders:
Net investment income	(0.18)		(0.12)		(0.12)		(0.16)		—
Total distributions to shareholders	(0.18)		(0.12)		(0.12)		(0.16)		—
Proceeds from regulatory settlements	—		0.00	(d)	—		0.00	(d)	—
Net asset value, end of period	$28.97		$26.29		$21.36		$21.14		$19.20
Total return	10.92%		23.72%		1.56%		11.01%		12.81%
Ratios to average net assets(e)(f)
Total gross expenses	0.72	%(g)	0.72	%(g)	0.67	%(h)	0.64	%(h)	0.63	%(g)(h)
Total net expenses(i)	0.72	%(g)	0.72	%(g)	0.67	%(h)(j)	0.64	%(h)(j)	0.63	%(g)(h)(j)
Net investment income	1.08	%(g)	0.55	%(g)	0.48%		0.66%		0.78	%(g)
Supplemental data
Net assets, end of period (in thousands)	$11,341		$14,446		$15,311		$22,272		$16,686
Portfolio turnover	54%		80%		116%		122%		146%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  For the period from July 15, 2009 (commencement of operations) to September 30, 2009.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  Rounds to zero.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Certain line items from prior years have been reclassified to conform to the current presentation.

(g)  Annualized.

(h)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(i)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
29

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended September 30,
Class Z	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$26.28		$21.33		$21.12		$19.20		$20.02		$27.32		$22.68
Income from investment operations:
Net investment income	0.13		0.07		0.07		0.09		0.11		0.06		0.08
Net realized and unrealized gain (loss)	2.69		4.94		0.24	(b)	1.96		(0.88)		(5.51)		4.97
Total from investment operations	2.82		5.01		0.31		2.05		(0.77)		(5.45)		5.05
Less distributions to shareholders:
Net investment income	(0.12)		(0.06)		(0.10)		(0.13)		(0.06)		(0.05)		(0.04)
Net realized gains	—		—		—		—		—		(1.81)		(0.37)
Total distributions to shareholders	(0.12)		(0.06)		(0.10)		(0.13)		(0.06)		(1.86)		(0.41)
Proceeds from regulatory settlements	—		0.00	(c)	—		0.00	(c)	0.01		0.01		—
Net asset value, end of period	$28.98		$26.28		$21.33		$21.12		$19.20		$20.02		$27.32
Total return	10.76%		23.52%		1.41%		10.74%		(3.71%)		(21.55%)		22.53%
Ratios to average net assets(d)(e)
Total gross expenses	0.95	%(f)	0.91	%(f)	0.85	%(g)	0.85	%(g)	0.88	%(g)	0.78%		0.75	%(g)
Total net expenses(h)	0.95	%(f)	0.91	%(f)(i)	0.84	%(g)(j)	0.85	%(g)(i)	0.88	%(g)(i)	0.77	%(j)	0.75	%(g)(i)
Net investment income	0.92	%(f)	0.35	%(f)	0.28%		0.45%		0.67%		0.25%		0.32%
Supplemental data
Net assets, end of period (in thousands)	$799,905		$735,315		$683,738		$860,959		$940,823		$979,353		$1,302,932
Portfolio turnover	54%		80%		116%		122%		146%		164%		151%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Certain line items from prior years have been reclassified to conform to the current presentation.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of 0.01% and 0.01% for the years ended September 30, 2011 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
30

Columbia Large Cap Growth Fund

Notes to Financial Statements

January 31, 2013 (Unaudited)

Note 1. Organization

Columbia Large Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class E, Class F, Class I, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class E shares are trust shares which are held in an irrevocable trust until the specified trust termination date. Class E shares are subject to a maximum front-end sales charge of 4.50% based on the investment amount. Class E shares purchased without an initial sales charge in accounts aggregating $1 million to $5 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within one year after purchase. Class E shares are closed to new investors and new accounts.

Class F shares are trust shares which are held in an irrevocable trust until the specified trust termination date. Class F shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class F shares will generally convert to Class E shares eight years after purchase. Class F shares are closed to new investors and new accounts.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class K shares (formerly Class R4 shares) are not subject to sales charges; however, this share class is closed to new investors. Effective October 25, 2012, Class R4 shares were renamed Class K shares.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R4 shares commenced operations on November 8, 2012.

Class R5 shares are not subject to sales charges. Effective November 8, 2012, Class R5 shares are only available to investors purchasing through authorized investment professionals. Prior to November 8, 2012, Class R5 shares were closed to new investors.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are only available to certain categories of investors which are subject to minimum initial investment requirements.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and

Semiannual Report 2013
31

Columbia Large Cap Growth Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate

Semiannual Report 2013
32

Columbia Large Cap Growth Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of

Semiannual Report 2013
33

Columbia Large Cap Growth Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended January 31, 2013 was 0.62% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended January 31, 2013 was 0.05% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of

Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Effective November 1, 2012, Class Y shares will not pay transfer agent fees for at least twelve months.

For the six months ended January 31, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.23%
Class B	0.23
Class C	0.23
Class E	0.23
Class F	0.23
Class K	0.01
Class R	0.23
Class R4	0.28
Class R5	0.01
Class T	0.23
Class W	0.23
Class Y	0.00	(a)
Class Z	0.23

(a) Rounds to zero.

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At January 31, 2013, the Fund's total potential future obligation over the life of the Guaranty is $248,810. The liability remaining at January 31, 2013 for non-recurring charges associated with the lease amounted to $129,073 and is recorded as a part of payable for other expenses in the Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund's ownership interest in SDC at January 31, 2013 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $44,481.

Semiannual Report 2013
34

Columbia Large Cap Growth Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class E, Class F and Class W shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.10%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class E, Class F, Class R and Class W shares, respectively.

The Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but currently limit such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund's average daily net assets attributable to Class T shares. The annualized effective shareholder services fee rate for the six months ended January 31, 2013, was 0.30% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $356,078 for Class A, $7,055 for Class B, $1,836 for Class C, $317 for Class E and $10,773 for Class T shares for the six months ended January 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through January 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.25%
Class B	2.00
Class C	2.00
Class E	1.35
Class F	2.00
Class I	0.85
Class K	1.15
Class R	1.50
Class R4	1.00
Class R5	0.90
Class T	1.30
Class W	1.25
Class Y	1.00
Class Z	1.00

Effective February 1, 2013, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses in the same manner as above, through November 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges

Semiannual Report 2013
35

Columbia Large Cap Growth Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

from the Fund's custodian, will not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.25%
Class B	2.00
Class C	2.00
Class E	1.35
Class F	2.00
Class I	0.83
Class K	1.13
Class R	1.50
Class R4	1.00
Class R5	0.88
Class T	1.30
Class W	1.25
Class Y	0.83
Class Z	1.00

Under the agreement, the following fees and expenses, are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund's Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2013, the cost of investments for federal income tax purposes was approximately $2,152,127,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$483,536,000
Unrealized depreciation	(7,648,000)
Net unrealized appreciation	475,888,000

The following capital loss carryforward, determined as of July 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2015	$269,836,779
2016	25,492,915
2018	61,969,057
Total	$357,298,751

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,365,021,836 and $1,480,430,793, respectively, for the six months ended January 31, 2013.

Note 6. Regulatory Settlements

During the year ended July 31, 2012, the Fund received $342,877 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund's portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The payments have been included in "Proceeds from regulatory settlements" in the Statement of Changes in Net Assets.

Note 7. Lending of Portfolio Securities

Effective December 19, 2012, the Fund no longer participates in securities lending activity. Prior to that date, the Fund participated, or was eligible to participate, in securities lending activity pursuant to a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorized JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned were secured by cash or securities that either were issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral

Semiannual Report 2013
36

Columbia Large Cap Growth Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

required to maintain those levels due to market fluctuations of the loaned securities was requested to be delivered the following business day. Cash collateral received was invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement.

Pursuant to the Agreement, the Fund received income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended January 31, 2013 is disclosed in the Statement of Operations. The Fund continued to earn and accrue interest and dividends on the securities loaned.

Note 8. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended January 31, 2013.

Note 10. Shareholder Concentration

At January 31, 2013, one unaffiliated shareholder account owned 11.6% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 11. Fund Merger

At the close of business on April 8, 2011, the Fund acquired the assets and assumed the identified liabilities of Seligman Growth Fund, Inc. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $1,370,709,312 and the combined net assets immediately after the acquisition were $3,115,097,587.

The merger was accomplished by a tax-free exchange of 347,407,998 shares of Seligman Growth Fund, Inc. valued at $1,744,388,275 (including $317,686,293 of unrealized appreciation).

In exchange for Seligman Growth Fund, Inc. shares, the Fund issued the following number of shares:

Class	Shares
Class A	53,028,074
Class B	3,263,755
Class C	1,277,699
Class I	10,806,161
Class R	99,267
Class R4	2,096,295
Class R5	18,952

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, Seligman Growth Fund Inc.'s cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Seligman Growth Fund Inc. that have been included in the combined Fund's Statement of Operations since the merger was completed.

Assuming the merger had been completed on October 1, 2010, the Fund's pro-forma net investment loss, net gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the year ended September 30, 2011 would have been approximately

Semiannual Report 2013
37

Columbia Large Cap Growth Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

$(0.7) million, $384.0 million, $(289.3) million and $94.0 million, respectively.

Note 12. Significant Risks

Technology and Technology-related Investment Risk

At January 31, 2013, the Fund invested a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

Note 13. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 14. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds.

Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
38

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39

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Semiannual Report 2013
40

Columbia Large Cap Growth Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
41

Columbia Large Cap Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR174_07_C01_(03/13)

Semiannual Report

January 31, 2013

Columbia Tax-Exempt Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Tax-Exempt Fund

President's Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as the year came to a close. However, they ended the year up strongly, as first and third quarter gains more than offset second and fourth quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of the year. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	40
Statement of Operations	42
Statement of Changes in Net Assets	43
Financial Highlights	45
Notes to Financial Statements	49
Important Information About This Report	57

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Tax-Exempt Fund (the Fund) Class A shares returned 2.50% excluding sales charges for the six-month period that ended January 31, 2013.

>  The Fund outperformed its benchmark, the Barclays Municipal Bond Index, which returned 1.82% during the same six-month period.

>  The Fund slightly outperformed the average return of funds in its peer group, the Lipper General and Insured Municipal Debt Funds Classification, which returned 2.46% for the same six months.

Average Annual Total Returns (%) (for period ended January 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/21/78
Excluding sales charges		2.50	6.54	5.64	5.29
Including sales charges		-2.36	1.47	4.62	4.78
Class B	05/05/92
Excluding sales charges		2.12	5.82	4.85	4.50
Including sales charges		-2.88	0.82	4.52	4.50
Class C	08/01/97
Excluding sales charges		2.20	5.90	5.00	4.66
Including sales charges		1.20	4.90	5.00	4.66
Class Z*	09/16/05	2.61	6.75	5.84	5.44
Barclays Municipal Bond Index		1.82	4.80	5.73	5.17
Lipper General and Insured Municipal Debt Funds Classification		2.46	6.25	5.20	4.53

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

The Lipper General and Insured Municipal Debt Funds Classification calculates an average total return (assuming reinvestment of distributions) for mutual funds that either invest primarily in municipal debt issues rated in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment. The returns include net reinvested dividends.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio Overview

(Unaudited)

Top Ten States (%) (at January 31, 2013)
California	14.2
Illinois	9.7
Texas	8.4
New York	8.2
Massachusetts	5.8
Minnesota	3.6
Washington	3.5
New Jersey	3.4
Wisconsin	3.4
Florida	3.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

Quality Breakdown (%) (at January 31, 2013)
AAA rating	6.5
AA rating	24.3
A rating	37.5
BBB rating	22.9
Non-investment grade	2.4
Not rated	6.4
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Kimberly Campbell

Semiannual Report 2013

Columbia Tax-Exempt Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2012 – January 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,025.00	1,021.37	3.88	3.87	0.76
Class B	1,000.00	1,000.00	1,021.20	1,017.64	7.64	7.63	1.50
Class C	1,000.00	1,000.00	1,022.00	1,018.40	6.88	6.87	1.35
Class Z	1,000.00	1,000.00	1,026.10	1,022.38	2.86	2.85	0.56

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio of Investments

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 96.1%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.3%
County of Jefferson Sewer Refunding Revenue Bonds Series 1997A (FGIC) 02/01/22	5.625%	570,000	428,440
County of Jefferson Revenue Bonds Series 2004A 01/01/19	5.250%	2,790,000	2,790,112
01/01/23	5.250%	7,500,000	7,493,925
Selma Industrial Development Board Revenue Bonds Gulf Opportunity Zone-International Paper Series 2010 05/01/34	5.800%	4,900,000	5,565,469
Total			16,277,946
Alaska 0.8%
Alaska Energy Authority Refunding Revenue Bonds Bradley Lake 3rd Series 1999 (AGM) 07/01/14	6.000%	2,000,000	2,142,220
4th Series 2000 (AGM) 07/01/20	6.000%	4,145,000	5,193,188
07/01/21	6.000%	2,395,000	3,038,034
City of Koyukuk Revenue Bonds Tanana Chiefs Conference Health Care Series 2011 10/01/32	7.500%	18,330,000	20,677,706
10/01/41	7.750%	4,350,000	4,944,166
Total			35,995,314
Arizona 1.4%
Arizona Health Facilities Authority Revenue Bonds Banner Health Series 2008D 01/01/32	5.375%	7,800,000	8,723,988
Arizona Transportation Board Revenue Bonds Maricopa County Regional Area Road Fund Series 2007 07/01/25	5.000%	1,500,000	1,719,450
Arizona Water Infrastructure Finance Authority Revenue Bonds Water Quality Series 2008A 10/01/22	5.000%	1,500,000	1,783,170

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Tucson Unlimited General Obligation Bonds Series 1984G (NPFGC/FGIC) 07/01/14	7.625%	3,140,000	3,453,058
Glendale Industrial Development Authority Revenue Bonds Midwestern University Series 2010 05/15/35	5.000%	13,750,000	14,709,750
Maricopa County Industrial Development Authority Revenue Bonds Catholic Healthcare West Series 2004A 07/01/26	5.500%	5,000,000	5,254,300
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Southern California Edison Co. Series 2000B 06/01/35	5.000%	9,775,000	10,923,367
Pima County Industrial Development Authority Revenue Bonds GNMA Mortgage-Backed Securities Series 1989 Escrowed to Maturity AMT(a) 09/01/21	8.200%	10,665,000	14,456,194
Salt Verde Financial Corp. Revenue Bonds Senior Series 2007 12/01/32	5.000%	5,400,000	6,256,548
Total			67,279,825
California 14.0%
ABAG Finance Authority for Nonprofit Corps. Refunding Revenue Bonds Episcopal Senior Community Series 2011 07/01/26	6.125%	3,420,000	4,106,770
07/01/41	6.125%	7,015,000	8,163,776
Revenue Bonds San Diego Hospital Association Series 2003C 03/01/20	5.375%	1,320,000	1,375,744
Sharp Healthcare Series 2009 08/01/39	6.250%	4,000,000	4,752,160
Agua Caliente Band of Cahuilla Indians Revenue Bonds Series 2003(b)(c) 07/01/18	6.000%	2,000,000	1,963,020
Cabazon Band Mission Indians(b)(c)(d)(e) Revenue Bonds Series 2004 10/01/11	13.000%	400,000	240,000
10/01/15	8.375%	1,740,000	1,107,788
10/01/19	8.750%	8,670,000	5,202,607

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cabazon Band Mission Indians(c)(d)(e) Revenue Bonds Series 2010 10/01/20	8.375%	1,415,000	849,000
California Educational Facilities Authority Revenue Bonds Loyola Marymount University Series 2001A (NPFGC)(f) 10/01/17	0.000%	2,525,000	2,300,224
California Health Facilities Financing Authority Prerefunded 10/01/18 Revenue Bonds Providence Health Series 2008 10/01/38	6.500%	110,000	143,227
Revenue Bonds Kaiser Permanente Series 2006A 04/01/39	5.250%	4,500,000	4,953,015
Providence Health & Services Series 2008C 10/01/28	6.250%	2,000,000	2,414,100
Unrefunded Revenue Bonds Providence Health Series 2008 10/01/38	6.500%	7,890,000	9,538,221
California Housing Finance Agency(a) Revenue Bonds Home Mortgage Series 2006H (FGIC) AMT 08/01/30	5.750%	2,835,000	2,965,835
Series 2006K AMT 02/01/42	5.500%	4,140,000	4,288,295
California Municipal Finance Authority Revenue Bonds American Heritage Education Foundation Project Series 2006A 06/01/36	5.250%	1,750,000	1,638,228
Biola University Series 2008 10/01/34	5.875%	4,000,000	4,367,560
California Municipal Finance Authority(a)(b)(d) Revenue Bonds UTS Renewable Energy - Waste Water Series 2011 AMT 12/01/15	3.950%	1,415,000	1,415,991
12/01/32	7.500%	1,925,000	2,042,098
California State Department of Veterans Affairs Revenue Bonds Series 2007A AMT(a) 12/01/22	4.850%	1,390,000	1,468,049

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California State Public Works Board Revenue Bonds Various Capital Projects Series 2012A 04/01/37	5.000%	4,660,000	5,127,072
Subordinated Series 2009I-1 11/01/29	6.125%	6,000,000	7,330,440
California Statewide Communities Development Authority Revenue Bonds Aspire Public Schools Series 2010 07/01/30	6.000%	3,570,000	3,820,435
John Muir Health Series 2006A 08/15/32	5.000%	1,000,000	1,107,520
Kaiser Permanente Series 2006B 03/01/45	5.250%	13,000,000	13,841,100
University of California Irvine East Campus Apartments Series 2008 05/15/32	5.750%	5,500,000	5,987,135
Castaic Lake Water Agency Certificate of Participation Capital Appreciation-Water System Improvement Project Series 1999 (AMBAC)(f) 08/01/24	0.000%	9,445,000	6,274,691
Chino Public Financing Authority Refunding Special Tax Bonds Series 2012 09/01/22	4.000%	1,500,000	1,503,510
09/01/24	5.000%	1,110,000	1,191,208
09/01/25	5.000%	790,000	845,205
09/01/26	5.000%	1,230,000	1,308,929
09/01/27	5.000%	1,280,000	1,346,637
City of Pomona Refunding Revenue Bonds Mortgage-Backed Securities Series 1990A (GNMA/FNMA) 05/01/23	7.600%	7,445,000	9,856,957
City of San Jose Revenue Bonds Series 2001A (NPFGC/FGIC) 03/01/31	5.000%	4,855,000	4,869,711
City of San Jose(a) Revenue Bonds Series 2007A (AMBAC) AMT 03/01/16	5.000%	3,000,000	3,348,300
City of Vernon Electric System Revenue Bonds Series 2009A 08/01/21	5.125%	2,500,000	2,840,050
County of Sacramento Airport System Revenue Bonds Senior Series 2009B 07/01/39	5.750%	4,000,000	4,694,520

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Series 1999 01/15/40	5.750%	4,100,000	4,101,804
Foothill-Eastern Transportation Corridor Agency(f) Revenue Bonds Capital Appreciation-Senior Lien Series 1995A Escrowed to Maturity 01/01/18	0.000%	10,000,000	9,516,700
Fremont Union High School District Unlimited General Obligation Bonds Election of 2008 Series 2008 08/01/30	4.750%	3,925,000	4,443,649
Huntington Beach Community Facilities District Special Tax Bonds Grand Coast Resort No. 2000-1 Series 2001 09/01/31	6.450%	1,850,000	1,867,149
Lakeside Union School District San Diego County Unlimited General Obligation Bonds Series 2009 08/01/33	5.000%	5,000,000	5,675,000
Lammersville School District Community Facilities District No. 2002 Special Tax Bonds Mountain House Series 2006 09/01/35	5.125%	875,000	880,793
Los Angeles County Schools Regionalized Business Services Corp. Certificate of Participation Capital Appreciation-Pooled Financing Series 1999A (AMBAC)(f) 08/01/22	0.000%	2,180,000	1,407,343
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009I 07/01/29	5.000%	4,800,000	5,549,616
May Farms Community Facilities District Special Tax Bonds Series 1991-90-2 Escrowed to Maturity 10/01/21	8.750%	6,165,000	9,490,771
Norwalk-La Mirada Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2005B (NPFGC/FGIC)(f) 08/01/23	0.000%	9,790,000	6,646,823
Orange Unified School District Community Facilities District No. 2005-2 Special Tax Bonds Del Rio School Facilities Series 2007 09/01/37	5.000%	1,000,000	999,960

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Palmdale Community Redevelopment Agency Revenue Bonds Series 1986D Escrowed to Maturity (FHA) AMT(a) 04/01/16	8.000%	7,000,000	8,614,900
Riverside County Public Financing Authority Certificate of Participation Series 1999 05/15/29	5.800%	5,650,000	3,054,390
San Diego County Regional Airport Authority Revenue Bonds Series 2013-B AMT(a) 07/01/43	5.000%	15,450,000	17,286,078
San Diego Public Facilities Financing Authority Sewer Revenue Bonds Senior Series 2009A 05/15/34	5.250%	4,500,000	5,173,470
05/15/39	5.250%	17,000,000	19,354,160
San Francisco City & County Public Utilities Commission Water Revenue Bonds Series 2006A (AGM) 11/01/31	4.500%	15,000,000	15,911,100
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Series 2009D 08/01/31 6.500% 500,000 558,500 08/01/39	6.625%	1,500,000	1,673,805
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 01/01/33	5.000%	1,500,000	1,479,465
San Joaquin Hills Transportation Corridor Agency(f) Refunding Revenue Bonds Capital Appreciation Series 1997A (NPFGC) 01/15/14	0.000%	14,450,000	14,093,663
San Juan Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2001 (AGM)(f) 08/01/18	0.000%	1,785,000	1,584,509
Simi Valley School Financing Authority Refunding Revenue Bonds Simi Valley Unified School District Series 2007 (AGM) 08/01/23	5.000%	1,500,000	1,735,545
State of California Unlimited General Obligation Bonds Series 2002 (AMBAC) 04/01/17	6.000%	2,500,000	3,036,025
Series 2003 02/01/21	5.000%	4,625,000	4,727,767

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2006 10/01/36	4.500%	4,015,000	4,228,196
Various Purpose Series 2003 11/01/22	5.000%	5,000,000	5,166,850
11/01/24	5.125%	8,000,000	8,274,400
Series 2005 03/01/32	5.000%	1,500,000	1,649,820
06/01/35	4.750%	2,500,000	2,594,350
08/01/35	5.000%	10,000,000	10,837,200
Series 2007 12/01/32	5.000%	8,000,000	8,889,520
06/01/37	5.000%	13,145,000	14,469,227
11/01/37	5.000%	18,000,000	19,977,480
12/01/37	5.000%	10,200,000	11,339,034
Series 2008 03/01/27	5.500%	1,000,000	1,170,200
03/01/38	5.250%	8,250,000	9,313,920
Series 2009 04/01/31	5.750%	32,500,000	38,500,475
04/01/35	6.000%	15,000,000	18,144,600
04/01/38	6.000%	22,500,000	26,959,500
11/01/39	5.500%	15,520,000	18,049,139
Series 2010 03/01/30	5.250%	3,000,000	3,547,410
03/01/33	6.000%	5,000,000	6,217,550
03/01/40	5.500%	17,200,000	20,104,392
Series 2011 09/01/30	5.250%	8,750,000	10,434,287
Series 2012 04/01/35	5.250%	19,275,000	22,727,345
09/01/42	5.000%	10,000,000	11,386,700
Unlimited General Obligation Refunding Bonds Series 2007 08/01/30	4.500%	34,950,000	37,872,519
Series 2012 02/01/38	5.000%	18,500,000	21,008,785
Various Purpose Series 2008 04/01/38	5.000%	1,015,000	1,132,547
Unrefunded Unlimited General Obligation Bonds Series 2004 04/01/29	5.300%	6,000	6,271
Temecula Public Financing Authority Refunding Special Tax Bonds Wolf Creek Community Facilities District Series 2012 09/01/27	5.000%	1,275,000	1,372,474
09/01/28	5.000%	1,315,000	1,410,127
09/01/29	5.000%	1,405,000	1,502,029
09/01/30	5.000%	1,480,000	1,574,972
09/01/31	5.000%	1,555,000	1,648,487
Turlock Irrigation District Certificate of Participation Series 2003A (NPFGC) 01/01/33	5.000%	4,450,000	4,471,983

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of California Revenue Bonds General Series 2009Q 05/15/34	5.000%	5,750,000	6,613,362
Walnut Energy Center Authority Revenue Bonds Series 2004A (AMBAC) 01/01/29	5.000%	9,365,000	9,699,705
West Contra Costa Unified School District Unlimited General Obligation Refunding Bonds Series 2001B (NPFGC) 08/01/24	6.000%	2,320,000	2,829,704
Yuba City Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2000 (NPFGC/FGIC)(f) 09/01/18	0.000%	1,160,000	1,016,067
Total			655,592,740
Colorado 1.8%
Baptist Road Rural Transportation Authority Revenue Bonds Series 2007 12/01/17	4.800%	675,000	655,081
12/01/22	4.950%	1,570,000	1,363,011
12/01/26	5.000%	1,575,000	1,240,580
City & County of Denver Unlimited General Obligation Bonds Justice System Facilities & Zoo Series 2005 08/01/25	5.000%	1,000,000	1,102,410
City & County of Denver(a) Refunding Revenue Bonds United Air Lines Project Series 2007A AMT 10/01/32	5.250%	5,000,000	5,084,350
City of Westminster Revenue Bonds Post Project Series 2007D (AGM) 12/01/23	5.000%	1,240,000	1,444,104
Colorado Educational & Cultural Facilities Authority Refunding Revenue Bonds Student Housing-Campus Village Apartment Series 2008 06/01/33	5.500%	2,000,000	2,211,180
06/01/38	5.500%	6,000,000	6,592,500
Colorado Health Facilities Authority Prerefunded 06/01/14 Revenue Bonds Evangelical Lutheran Series 2009A 06/01/38	6.125%	3,250,000	3,498,658
Refunding Revenue Bonds Covenant Retirement Communities Series 2012A 12/01/33	5.000%	5,500,000	5,878,620

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Valley View Hospital Association Series 2008 05/15/28	5.500%	5,745,000	6,182,941
Revenue Bonds Evangelical Lutheran Series 2005 06/01/23	5.250%	1,200,000	1,289,136
Colorado State Board of Governors Revenue Bonds Series 2008A (AGM) 03/01/27	5.000%	1,250,000	1,410,925
County of El Paso Revenue Bonds Series 1988A (GNMA) AMT(a) 03/25/19	8.375%	3,112	3,115
E-470 Public Highway Authority Revenue Bonds Series 2010C 09/01/26	5.375%	5,000,000	5,577,200
E-470 Public Highway Authority(f) Revenue Bonds Capital Appreciation Senior Series 1997B (NPFGC) 09/01/22 0.000% 6,515,000 4,628,256 Senior Series 2000B (NPFGC) 09/01/18	0.000%	18,600,000	16,024,830
North Range Metropolitan District No. 2 Limited Tax General Obligation Bonds Series 2007 12/15/27 5.500% 2,765,000 2,782,392 12/15/37	5.500%	3,100,000	3,058,429
Platte River Power Authority Revenue Bonds Series 2009HH 06/01/24	5.000%	1,000,000	1,191,700
Regional Transportation District Refunding Revenue Bonds Series 2007A 11/01/24	5.250%	1,000,000	1,308,570
University of Colorado Hospital Authority Refunding Revenue Bonds Series 2009A 11/15/29 6.000% 5,000,000 6,016,000 Revenue Bonds Series 2012-A 11/15/42	5.000%	5,000,000	5,568,550
Total			84,112,538
Connecticut 0.2%
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A 04/01/39	7.875%	8,000,000	9,137,360

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mashantucket Western Pequot Tribe Revenue Bonds Subordinated Series 2007A(b)(c)(d)(e) 09/01/34	5.750%	4,000,000	1,849,960
Total			10,987,320
Delaware 0.2%
Delaware State Economic Development Authority Refunding Revenue Bonds Gas Facilities-Delmarva Power Series 2010 02/01/31	5.400%	5,000,000	5,621,200
Revenue Bonds Newark Charter School Series 2012 09/01/32	4.625%	2,000,000	2,077,360
09/01/42	5.000%	1,350,000	1,435,009
Total			9,133,569
District of Columbia 0.3%
District of Columbia Refunding Revenue Bonds 2nd Series 2009B 12/01/23	5.000%	2,000,000	2,396,360
Metropolitan Washington Airports Authority Refunding Revenue Bonds Series 2007A (AMBAC) AMT(a) 10/01/22	4.750%	4,250,000	4,634,327
Resolution Trust Corp. Pass-Through Certificates Series 1993A(d) 12/01/16	8.500%	6,615,222	6,497,141
Total			13,527,828
Florida 3.0%
Brevard County Health Facilities Authority Revenue Bonds Health First, Inc. Project Series 2005 04/01/24	5.000%	1,800,000	1,904,994
04/01/34	5.000%	16,250,000	16,924,375
Brevard County Housing Finance Authority Revenue Bonds Series 1985 (FGIC/MGIC)(f) 04/01/17	0.000%	375,000	248,269
Broward County Housing Finance Authority Revenue Bonds Chaves Lake Apartments Project Series 2000A AMT(a)(d) 07/01/40	7.500%	7,745,000	7,753,597

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B(d) 07/15/32	7.000%	1,895,000	852,466
City of Ocala Revenue Bonds Series 2007A (NPFGC) 10/01/24	5.000%	2,985,000	3,450,630
County of Broward Airport System Refunding Revenue Bonds Series 2012P-1 AMT(a) 10/01/25	5.000%	6,000,000	6,916,980
County of Escambia Revenue Bonds Series 2003A AMT(a) 11/01/27	5.750%	2,750,000	2,835,085
County of Miami-Dade Aviation Revenue Bonds Miami International Airport Series 2010A 10/01/35	5.375%	11,000,000	12,618,760
County of Polk Improvement Refunding Revenue Bonds Series 2006 (NPFGC) 12/01/20	5.000%	1,040,000	1,137,230
County of Seminole Water & Sewer Revenue Bonds Series 1992 Escrowed to Maturity (NPFGC) 10/01/19	6.000%	1,030,000	1,242,911
Unrefunded Revenue Bonds Series 1992 (NPFGC) 10/01/19	6.000%	470,000	500,898
County of St. Johns Revenue Bonds Series 2006 (AMBAC) 10/01/26	5.000%	1,000,000	1,120,290
Double Branch Community Development District Special Assessment Bonds Series 2002A 05/01/34	6.700%	1,245,000	1,264,522
Florida Development Finance Corp. Revenue Bonds Renaissance Charter School Series 2012-A 06/15/22	5.500%	1,240,000	1,238,115
06/15/32	6.000%	4,000,000	4,008,200
06/15/43	6.125%	3,000,000	2,977,230
Florida State Board of Education Unlimited General Obligation Bonds Capital Outlay 2008 Series 2009B
06/01/26	5.000%	5,525,000	6,474,361
06/01/27	5.000%	5,800,000	6,790,118

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds Capital Outlay Series 2004B 06/01/24	5.000%	5,500,000	5,879,005
Highlands County Health Facilities Authority Prerefunded 11/15/16 Revenue Bonds Adventist Health Series 2006C 11/15/36	5.250%	215,000	251,599
Series 2006G 11/15/21	5.125%	70,000	81,590
11/15/32	5.125%	465,000	541,990
Hillsborough County Industrial Development Authority Refunding Revenue Bonds Tampa General Hospital Project Series 2003A 10/01/18	5.000%	825,000	848,042
Jacksonville Health Facilities Authority Revenue Bonds Brooks Health System Series 2007 11/01/38	5.250%	5,000,000	5,234,600
Marion County Hospital District Improvement Refunding Revenue Bonds Munroe Regional Health System Series 2007 10/01/29	5.000%	1,000,000	1,044,950
Mid-Bay Bridge Authority Revenue Bonds Series 1991A Escrowed to Maturity 10/01/22	6.875%	2,000,000	2,729,380
Series 2011A 10/01/40	7.250%	7,000,000	8,947,330
Orange County School Board Certificate of Participation Series 2005B (AMBAC) 08/01/25	5.000%	2,440,000	2,700,153
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007 01/01/14	5.000%	330,000	338,455
Sarasota County Public Hospital Board Refunding Revenue Bonds Sarasota Memorial Hospital Series 1998B (NPFGC) 07/01/28	5.500%	6,980,000	8,445,870
Seminole Indian Tribe of Florida Revenue Bonds Series 2007A(b)(c) 10/01/27	5.250%	9,750,000	10,430,550

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Florida Water Management District Certificate of Participation Series 2006 (AMBAC) 10/01/26	5.000%	1,400,000	1,568,406
State of Florida Revenue Bonds Series 2007A (AMBAC) 07/01/18	5.000%	2,000,000	2,349,660
Unlimited General Obligation Bonds Jacksonville Transportation Authority Series 1985 Escrowed to Maturity 01/01/15	9.200%	845,000	939,116
Unrefunded Unlimited General Obligation Bonds Series 1985 06/01/14	9.125%	320,000	329,053
Tampa Sports Authority Sales Tax Revenue Bonds Tampa Bay Arena Project Series 1995 (NPFGC) 10/01/25	5.750%	2,500,000	2,795,225
Waterset North Community Development District Special Assessment Bonds Series 2007A 05/01/39	6.600%	2,895,000	2,455,307
Westchester Community Development District No. 1 Special Assessment Bonds Community Infrastructure Series 2003 05/01/23	6.000%	1,860,000	1,885,128
Total			140,054,440
Georgia 2.5%
Barnesville-Lamar County Industrial Development Authority Revenue Bonds Gordon College Properties Series 2004A 08/01/25	5.000%	1,250,000	1,280,850
City of Atlanta Revenue Bonds Series 1999A (NPFGC/FGIC) 11/01/22 5.500% 5,475,000 6,734,578 Series 2004 (AGM) 11/01/25	5.750%	1,000,000	1,343,160
County of Fulton Water & Sewerage Revenue Bonds Series 1992 Escrowed to Maturity 01/01/14	6.375%	3,210,000	3,386,839
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010 09/01/40	6.125%	6,250,000	7,343,312

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Gainesville & Hall County Hospital Authority Revenue Bonds Northeast Georgia Healthcare Series 2010A 02/15/45	5.500%	32,500,000	36,287,550
Georgia State Road & Tollway Authority Refunding Revenue Bonds Series 2011A 03/01/18	5.000%	15,695,000	18,904,314
Series 2011B 10/01/16	5.000%	2,000,000	2,321,020
Henry County Water & Sewerage Authority Revenue Bonds Series 1997 (AMBAC) 02/01/20	6.150%	5,390,000	6,864,542
Metropolitan Atlanta Rapid Transit Authority Refunding Revenue Bonds Rental-Mortgage Series 1992N 07/01/18	6.250%	400,000	457,072
Series 1992P (AMBAC) 07/01/20	6.250%	6,000,000	6,975,420
Series 2007A (AMBAC/FGIC) 07/01/26	5.250%	1,000,000	1,271,790
Municipal Electric Authority of Georgia Refunding Revenue Bonds Series 1991V (NPFGC) 01/01/18	6.600%	345,000	373,204
Revenue Bonds Series 1991V Escrowed to Maturity (NPFGC) 01/01/18	6.600%	3,600,000	4,197,456
Unrefunded Revenue Bonds Series 1991V (NPFGC) 01/01/18	6.600%	13,995,000	15,954,440
Rockdale County Development Authority Revenue Bonds Visy Paper Project Series 2007A AMT(a) 01/01/34	6.125%	3,000,000	3,140,250
Upper Oconee Basin Water Authority Refunding Revenue Bonds Series 2005 (NPFGC) 07/01/24	5.000%	1,000,000	1,092,620
Total			117,928,417
Guam —%
Territory of Guam Revenue Bonds Section 30 Series 2009A(c) 12/01/34	5.750%	2,000,000	2,246,740
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hawaii 0.9%
Hawaii Pacific Health Revenue Bonds Series 2010A 07/01/40	5.500%	6,500,000	7,137,650
Series 2010B 07/01/30	5.625%	1,220,000	1,371,073
07/01/40	5.750%	1,630,000	1,838,184
Hawaii State Department of Budget & Finance Refunding Revenue Bonds Special Purpose-Kahala Nui Series 2012 11/15/21	5.000%	1,000,000	1,098,930
11/15/27	5.000%	1,400,000	1,498,336
11/15/32	5.125%	1,300,000	1,395,615
11/15/37	5.250%	1,945,000	2,097,682
Revenue Bonds 15 Craigside Project Series 2009A 11/15/29	8.750%	1,000,000	1,205,450
11/15/44	9.000%	3,000,000	3,618,000
Hawaiian Electric Co. Subsidiary Series 2009 07/01/39	6.500%	5,250,000	6,151,267
Hawaii State Department of Budget & Finance(a) Refunding Revenue Bonds Electric Co. & Subsidiary Project Series 2003B (XLCA) AMT 12/01/22	5.000%	12,500,000	12,543,500
Total			39,955,687
Idaho 0.4%
Idaho Health Facilities Authority Refunding Revenue Bonds IHC Hospitals, Inc. Series 1992 Escrowed to Maturity 02/15/21	6.650%	6,000,000	8,325,240
Revenue Bonds Trinity Health Group Series 2008B 12/01/23	6.000%	1,000,000	1,219,170
12/01/33	6.250%	6,000,000	7,166,160
Total			16,710,570
Illinois 9.0%
Chicago Board of Education Certificate of Participation Lease Certificates Series 1992A (NPFGC) 01/01/15	6.250%	6,840,000	7,261,754
01/01/16	6.000%	5,000,000	5,693,550
01/01/20	6.000%	8,000,000	9,355,760

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Bonds Series 2012A 12/01/42	5.000%	26,500,000	29,064,935
Unlimited General Obligation Refunding Bonds Series 2005A (AMBAC) 12/01/22	5.500%	4,750,000	5,849,672
Chicago Board of Education(f) Unlimited General Obligation Bonds Capital Appreciation-School Reform Series 1998B-1 (NPFGC/FGIC) 12/01/21	0.000%	8,000,000	6,133,680
12/01/22	0.000%	25,200,000	18,300,492
City of Chicago Wastewater Transmission Refunding Revenue Bonds Capital Appreciation Series 1998A (NPFGC)(f) 01/01/20	0.000%	7,275,000	6,126,350
City of Chicago Limited General Obligation Refunding Bonds Emergency Telephone System Series 1999 (NPFGC/FGIC) 01/01/23	5.500%	9,750,000	11,588,850
Revenue Bonds Asphalt Operating Services- Recovery Zone Facility Series 2010 12/01/18	6.125%	4,730,000	5,076,993
City of Chicago(f) Unlimited General Obligation Refunding Bonds Capital Appreciation Series 2009C 01/01/23	0.000%	4,900,000	3,480,225
01/01/25	0.000%	2,000,000	1,277,060
01/01/27	0.000%	3,000,000	1,714,740
Cook County High School District No. 209 Proviso Township Limited General Obligation Bonds Capital Appreciation Series 2004 (AGM) 12/01/15	5.000%	1,750,000	1,908,988
Cook County School District No. 102 La Grange Unlimited General Obligation Bonds Capital Appreciation Series 2001 (NPFGC/FGIC)(f) 12/01/20	0.000%	3,065,000	2,482,497
County of Champaign Unlimited General Obligation Bonds Public Safety Sales Tax Series 1999 (NPFGC/FGIC) 01/01/20	8.250%	1,015,000	1,418,858
01/01/23	8.250%	1,420,000	2,093,790
County of Du Page Unlimited General Obligation Refunding Bonds Jail Project Series 1993 01/01/21	5.600%	2,565,000	3,029,470

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
DeKalb County Community Unit School District No. 424 Genoa-Kingston Unlimited General Obligation Bonds Capital Appreciation Series 2001 (AMBAC)(f) 01/01/21	0.000%	2,675,000	2,109,933
Illinois Finance Authority Refunding Revenue Bonds Commonwealth Edison Co. Series 1994 (AMBAC/TCRS) 01/15/14	5.850%	4,500,000	4,688,280
Swedish Covenant Series 2010A 08/15/38	6.000%	12,505,000	14,206,430
Uno Charter School Series 2011A 10/01/41	7.125%	3,000,000	3,506,460
Revenue Bonds CHF-Normal LLC-Illinois State University Series 2011 04/01/43	7.000%	5,550,000	6,563,985
Northwestern Memorial Hospital Series 2009A 08/15/30	5.750%	2,000,000	2,345,060
Series 2009B 08/15/30	5.750%	10,000,000	11,647,500
Riverside Health System Series 2009 11/15/35	6.250%	8,200,000	9,562,348
Rush University Medical Center Series 2009C 11/01/39	6.625%	8,000,000	9,765,520
Sherman Health System Series 2007A 08/01/37	5.500%	19,550,000	21,429,146
Silver Cross & Medical Centers Series 2009 08/15/38	6.875%	39,300,000	46,751,280
South Suburban Series 1992 Escrowed to Maturity 02/15/18	7.000%	2,215,000	2,564,018
Illinois Finance Authority(f) Subordinated Revenue Bonds Regency Series 1990-RMK Escrowed to Maturity 04/15/20	0.000%	68,000,000	60,247,320
Illinois Sports Facilities Authority Revenue Bonds State Tax Supported-Capital Appreciation Series 2001 (AMBAC)(f) 06/15/18	0.000%	4,000,000	3,497,400
Lake County School District No. 56 Gurnee Unlimited General Obligation Bonds Series 1997 (NPFGC/FGIC) 01/01/17	9.000%	7,035,000	9,056,296

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Pier & Exposition Authority Refunding Revenue Bonds McCormick Series 2010B-2 06/15/50	5.000%	6,625,000	7,238,541
Metropolitan Pier & Exposition Authority(f) Revenue Bonds McCormick Place Project Series 1993 Escrowed to Maturity (NPFGC/FGIC) 06/15/16	0.000%	1,115,000	1,077,681
Unrefunded Revenue Bonds McCormick Place Project Series 1993 (NPFGC/FGIC) 06/15/16	0.000%	2,635,000	2,520,984
Metropolitan Water Reclamation District of Greater Chicago Limited General Obligation Refunding Bonds Series 2007C 12/01/33	5.250%	13,210,000	17,351,863
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010 06/01/28	6.000%	15,000,000	18,013,650
Regional Transportation Authority Revenue Bonds Series 1994C (NPFGC/FGIC) 06/01/20	7.750%	5,000,000	6,260,700
Series 2002A (NPFGC) 07/01/31	6.000%	5,400,000	7,318,782
State of Illinois Revenue Bonds 1st Series 2002 (NPFGC/FGIC) 06/15/23	6.000%	4,000,000	5,336,000
Series 2005 (AGM) 06/15/28	5.000%	2,000,000	2,169,100
Unlimited General Obligation Bonds 1st Series 2001 (NPFGC/FGIC) 11/01/26	6.000%	3,000,000	3,655,110
Series 2004A 03/01/34	5.000%	3,000,000	3,090,990
Series 2006 01/01/31	5.500%	7,985,000	9,795,918
Series 2012 03/01/35	5.000%	2,725,000	2,974,120
03/01/36	5.000%	2,000,000	2,174,820
Unlimited General Obligation Refunding Bonds Series 2012 08/01/25	5.000%	3,100,000	3,499,280
Village of Glendale Heights Refunding Revenue Bonds Glendale Heights Project Series 1985B Escrowed to Maturity 12/01/15	7.100%	605,000	675,852
Total			422,952,031

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana 1.9%
County of Jasper Refunding Revenue Bonds Various-Northern Indiana Public Services Series 1994C (NPFGC) 04/01/19	5.850%	3,000,000	3,532,650
Series 2003-RMKT (AMBAC) 07/01/17	5.700%	2,000,000	2,279,480
Crown Point Multi School Building Corp. Revenue Bonds First Mortgage Series 2000 (NPFGC)(f) 01/15/19	0.000%	8,165,000	7,164,951
Indiana Finance Authority Refunding Revenue Bonds Series 2007A (NPFGC/FGIC) 06/01/29	4.500%	10,000,000	10,961,300
Sisters of St. Francis Health Series 2008 11/01/32	5.375%	4,000,000	4,448,960
Revenue Bonds 1st Lien-CWA Authority Series 2011A 10/01/31	5.250%	8,335,000	9,840,218
BHI Senior Living Series 2011 11/15/31	5.500%	1,175,000	1,294,380
11/15/41	5.750%	5,655,000	6,288,869
Parkview Health System Series 2009A
05/01/31	5.750%	6,500,000	7,519,460
State Revolving Fund Program Series 2006A 02/01/25	5.000%	8,000,000	9,090,800
Indiana Health & Educational Facilities Financing Authority Refunding Revenue Bonds Clarian Health Obligation Group Series 2006B 02/15/33	5.000%	6,950,000	7,549,507
Revenue Bonds Clarian Health Obligation Group Series 2006A 02/15/36	5.000%	4,375,000	4,706,319
Indiana State Office Building Commission Revenue Bonds Womens Prison Series 1995B Escrowed to Maturity (AMBAC) 07/01/16	6.250%	8,000,000	8,732,320
Indianapolis Airport Authority Revenue Bonds Special Facilities-United Air Lines Project Series 1995A AMT(a)(d)(e) 11/15/31	6.500%	1,052,259	42,090

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Purdue University Revenue Bonds Student Fees Series 2009X 07/01/23	5.250%	1,000,000	1,204,470
Vigo County Hospital Authority Revenue Bonds Union Hospital, Inc. Series 2007(b) 09/01/37	5.700%	3,950,000	4,094,214
Total			88,749,988
Iowa 0.7%
City of Ames Revenue Bonds Mary Greely Medical Center Series 2011 06/15/36	5.250%	6,000,000	6,558,600
City of Marion Refunding Revenue Bonds 1st Mortgage Series 2003 01/01/29	8.000%	124,000	128,745
Iowa Finance Authority Refunding Revenue Bonds Sunrise Retirement Community Series 2012 09/01/32	5.500%	1,500,000	1,517,745
09/01/37	5.500%	2,500,000	2,473,300
09/01/43	5.750%	2,630,000	2,641,388
Revenue Bonds Care Initiatives Project Series 1998B 07/01/28	5.750%	4,500,000	4,505,985
Iowa Student Loan Liquidity Corp.(a) Senior Revenue Bonds Series 2011A-2 AMT 12/01/26	5.600%	8,000,000	9,160,080
12/01/27	5.700%	5,500,000	6,308,995
Total			33,294,838
Kansas 0.2%
City of Overland Park Revenue Bonds Prairiefire Lionsgate Project Series 2012 12/15/29	5.250%	11,000,000	10,962,710
Kentucky 1.4%
Kentucky Economic Development Finance Authority Refunding Revenue Bonds Owensboro Medical Health Series 2010B 03/01/40	6.375%	5,800,000	6,911,280

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Kings Daughters Medical Series 2010 02/01/40	5.000%	3,300,000	3,562,449
Louisville Arena Subordinated Series 2008A-1 (AGM) 12/01/33	6.000%	3,200,000	3,561,280
12/01/38	6.000%	2,850,000	3,151,387
Owensboro Medical Health System Series 2010A 03/01/45	6.500%	14,550,000	17,591,532
Louisville/Jefferson County Metropolitan Government Prerefunded 02/01/18 Revenue Bonds Jewish Hospital St. Mary's Healthcare Series 2008 02/01/27	5.750%	24,000,000	29,750,160
Total			64,528,088
Louisiana 2.9%
East Baton Rouge Mortgage Finance Authority Refunding Revenue Bonds Series 1993B (GNMA/FNMA) 10/01/25	5.400%	230,000	230,444
Jefferson Sales Tax District Refunding Revenue Bonds Series 2009B 12/01/22	4.500%	1,000,000	1,141,820
Revenue Bonds Series 2007B (AMBAC) 12/01/20	5.250%	1,000,000	1,148,100
Lafayette Consolidated Government Refunding Revenue Bonds Series 2006C (AMBAC) 05/01/21	5.000%	1,000,000	1,124,640
Louisiana Housing Finance Agency Revenue Bonds Homeownership Program Series 2008A (GNMA/FNMA/FHLMC) 12/01/23	4.875%	640,000	678,790
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2 11/01/35	6.500%	6,250,000	7,345,688
Louisiana Public Facilities Authority Refunding Revenue Bonds Tulane University Project Series 2007A-1 (NPFGC) 02/15/26	5.000%	1,000,000	1,128,190
Revenue Bonds Hurricane Recovery Program Series 2007 (AMBAC) 06/01/20	5.000%	1,000,000	1,101,950

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisiana State Citizens Property Insurance Corp. Revenue Bonds Series 2006B (AMBAC) 06/01/16	5.000%	9,500,000	10,539,965
Series 2009C-4 06/01/24	6.125%	1,000,000	1,019,420
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A 01/01/30	6.250%	5,250,000	5,961,323
01/01/40	6.500%	20,400,000	23,005,284
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010 12/01/40	4.000%	7,900,000	8,714,648
Parish of St. John the Baptist Revenue Bonds Marathon Oil Corp. Series 2007A 06/01/37	5.125%	18,600,000	19,874,100
Port New Orleans Board of Commissioners Revenue Bonds Series 2002 (NPFGC/FGIC) AMT(a) 04/01/32	5.000%	1,250,000	1,251,638
St. Tammany Parish Wide School District No. 12 Unlimited General Obligation Bonds Series 2008 03/01/23	4.500%	1,000,000	1,118,760
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds Series 2001B 05/15/30	5.500%	17,555,000	17,905,924
05/15/39	5.875%	31,270,000	31,895,087
Total			135,185,771
Maryland 0.7%
City of Brunswick Special Tax Bonds Brunswick Crossing Special Taxing Series 2006 07/01/36	5.500%	6,804,000	6,427,603
County of Baltimore Revenue Bonds Oak Crest Village, Inc. Facility Series 2007A 01/01/37	5.000%	5,000,000	5,164,800
Maryland Economic Development Corp. Refunding Revenue Bonds CNX Marine Terminals, Inc. Series 2010 09/01/25	5.750%	4,000,000	4,467,720

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Salisbury University Project Series 2012 06/01/30	5.000%	400,000	434,452
University of Maryland College Park Projects Series 2008 06/01/33	5.750%	1,600,000	1,754,096
Senior Revenue Bonds Towson University Project Series 2012 07/01/29	5.000%	650,000	727,623
Maryland Health & Higher Educational Facilities Authority Revenue Bonds Anne Arundel Health System Series 2009A 07/01/39	6.750%	5,000,000	6,164,000
University of Maryland Medical System Series 2005 (AMBAC) 07/01/28	5.250%	3,000,000	3,413,430
Washington County Hospital Series 2008 01/01/33	5.750%	3,495,000	3,799,519
Morgan State University Prerefunded 07/01/13 Revenue Bonds Series 2003A (NPFGC/FGIC) 07/01/32	5.000%	450,000	458,897
Total			32,812,140
Massachusetts 5.3%
Boston Industrial Development Financing Authority Revenue Bonds Crosstown Center Project Senior Series 2002 AMT(a)(d) 09/01/35	6.500%	2,845,000	2,240,409
City of Newton Limited General Obligation Bonds State Qualified School Series 2009A 04/01/25	4.125%	2,295,000	2,561,036
Commonwealth of Massachusetts Limited General Obligation Refunding Bonds Series 2004B 08/01/28	5.250%	3,000,000	3,990,720
Refunding Revenue Bonds Series 2005 (NPFGC/FGIC) 01/01/27	5.500%	4,500,000	5,736,645
01/01/28	5.500%	7,500,000	9,533,175
Martha's Vineyard Land Bank Revenue Bonds Series 2002 (AMBAC) 05/01/32	5.000%	3,000,000	3,029,760
Massachusetts Bay Transportation Authority Refunding Revenue Bonds General Transportation System Series 1994C (AGM) 03/01/19	7.000%	2,500,000	2,957,000

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Senior Series 2005B (NPFGC) 07/01/26	5.500%	1,500,000	1,989,000
07/01/29	5.500%	2,000,000	2,684,720
Series 2005A 07/01/24	5.000%	1,000,000	1,274,340
Massachusetts Department of Transportation(f) Revenue Bonds Capital Appreciation Senior Series 1997C (NPFGC) 01/01/18	0.000%	4,700,000	4,390,552
01/01/20	0.000%	17,000,000	14,936,200
Massachusetts Development Finance Agency Revenue Bonds Adventcare Project Series 2007A 10/15/28	6.650%	5,000,000	5,313,900
Boston College Series 2009Q-2 07/01/29	5.000%	1,455,000	1,693,751
Boston University Series 1999P 05/15/59	6.000%	2,325,000	2,950,262
Linden Ponds, Inc. Facility Series 2011A-1 11/15/13	6.250%	266,962	265,315
Series 2011A-2 11/15/46	5.500%	41,404	25,973
Massachusetts Development Finance Agency(d) Revenue Bonds Groves-Lincoln Series 2009A 06/01/39	7.750%	2,250,000	1,057,658
Massachusetts Development Finance Agency(d)(f) Revenue Bonds Linden Ponds, Inc. Facility Series 2011B 11/15/56	0.000%	205,938	1,106
Massachusetts Educational Financing Authority(a) Revenue Bonds Issue I Series 2010B AMT 01/01/31	5.700%	7,130,000	7,646,569
Series 2008H (AGM) AMT 01/01/30	6.350%	7,285,000	8,124,523
Series 2012J AMT 07/01/25	4.625%	15,000,000	15,571,500
Massachusetts Health & Educational Facilities Authority Revenue Bonds Berklee College of Music Series 2007A 10/01/21	5.000%	1,500,000	1,718,670
Boston College Series 2008M-2 06/01/35	5.500%	19,500,000	26,923,650

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Caregroup Series 1998B-2 (NPFGC) 02/01/28	5.375%	1,380,000	1,569,032
Series 2008E-1 07/01/33	5.125%	1,000,000	1,120,060
Harvard University Series 1991N 04/01/20	6.250%	2,000,000	2,683,420
Massachusetts Institute of Technology Series 2002K 07/01/22	5.500%	8,000,000	10,675,920
Series 2004M 07/01/25	5.250%	500,000	665,860
Series 2009O 07/01/26	5.000%	11,500,000	13,667,405
Milford Regional Medical Series 2007E 07/15/22	5.000%	1,250,000	1,308,638
07/15/32	5.000%	4,720,000	4,787,590
07/15/37	5.000%	500,000	505,955
Partners Healthcare Series 2010J-1 07/01/34	5.000%	9,900,000	10,962,369
Springfield College Series 2010 10/15/40	5.625%	4,500,000	4,939,965
Tufts University Series 2009M 02/15/28	5.500%	1,000,000	1,332,450
Unrefunded Revenue Bonds South Shore Series 1999F 07/01/29	5.750%	1,845,000	1,852,140
Massachusetts Housing Finance Agency Revenue Bonds Single Family Series 2008-139 12/01/28	5.125%	1,000,000	1,096,990
Massachusetts Housing Finance Agency(a) Revenue Bonds Rental Housing Series 2004A (AGM) AMT 07/01/25	5.250%	10,000,000	10,105,700
Series 2007D AMT 06/01/40	4.850%	750,000	770,850
Single Family Series 2006-122 AMT 12/01/31	4.850%	5,140,000	5,248,351
Massachusetts State College Building Authority Refunding Revenue Bonds Senior Series 1994A 05/01/14	7.500%	2,420,000	2,540,032
Massachusetts State College Building Authority(f) Revenue Bonds Capital Appreciation Senior Series 1999A Escrowed to Maturity (NPFGC) 05/01/19	0.000%	7,710,000	7,122,113

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Water Pollution Abatement Trust (The) Revenue Bonds MWRA Program Subordinated Series 1999A 08/01/17	6.000%	10,000,000	12,288,900
Unrefunded Revenue Bonds Pool Program Series 2004-10 08/01/34	5.000%	145,000	153,414
Massachusetts Water Resources Authority Refunding Revenue Bonds Series 2005A (NPFGC) 08/01/24	5.250%	3,000,000	3,539,790
Revenue Bonds Series 1992A Escrowed to Maturity 07/15/19	6.500%	3,500,000	4,142,565
Series 1992A Escrowed to Maturity (FGIC) 07/15/19	6.500%	7,000,000	8,254,540
Series 2002J (AGM) 08/01/21	5.500%	5,000,000	6,492,300
Series 2006A (AMBAC) 08/01/24	5.000%	2,170,000	2,569,280
Town of Braintree Limited General Obligation Bonds Municipal Purpose Loan Series 2009 05/15/27	5.000%	2,000,000	2,347,180
Total			249,359,243
Michigan 1.7%
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A 07/01/39	5.250%	11,925,000	12,986,921
City of Detroit Water Supply System Revenue Bonds Senior Lien Series 2003A (NPFGC) 07/01/34	5.000%	1,375,000	1,382,989
Series 2005A (NPFGC/FGIC) 07/01/27	5.000%	1,290,000	1,345,999
Detroit City School District Unlimited General Obligation Refunding Bonds School Building & Site Improvement Series 2005A (AGM) (Qualified School Bond Loan Fund) 05/01/17	5.000%	2,500,000	2,685,900
05/01/30	5.250%	10,000,000	11,920,300
Goodrich Area School District Unrefunded Unlimited General Obligation Bonds Series 2003B (Qualified School Bond Loan Fund) 05/01/27	5.000%	495,000	510,033

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Grand Traverse Academy Refunding Revenue Bonds Series 2007 11/01/17	5.000%	390,000	395,729
11/01/22	5.000%	750,000	738,578
11/01/32	4.750%	1,170,000	1,045,547
Kalamazoo Public Schools Unlimited General Obligation Refunding Bonds Building & Site Series 2006 (AGM) 05/01/24	5.000%	1,285,000	1,437,285
Michigan Higher Education Facilities Authority Prerefunded 12/01/17 Limited Obligation Revenue Bonds Kalamazoo College Project Series 2007 12/01/33	5.000%	250,000	298,488
Michigan Municipal Bond Authority Revenue Bonds Drinking Water State Revolving Fund Series 2004 10/01/22	5.000%	3,850,000	4,128,547
Michigan Strategic Fund Refunding Revenue Bonds Collateral Detroit Fund-Pollution Series 1991BB (AMBAC) 05/01/21	7.000%	2,505,000	3,293,248
Michigan Sugar Co.-Caro Project Series 1998B 11/01/25	6.450%	3,500,000	3,339,735
NSF International Project Series 2004 08/01/26	5.250%	600,000	605,484
Michigan Strategic Fund(a)(d) Refunding Revenue Bonds Michigan Sugar Co.-Carollton Series 1998C AMT 11/01/25	6.550%	4,250,000	4,136,525
Paw Paw Public Schools Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC/FGIC) (Qualified School Board Loan Fund) 05/01/25	5.000%	1,020,000	1,290,076
Roseville Community Schools Unlimited General Obligation Refunding Bonds School Building & Site Series 2006 (AGM) (Qualified School Bond Loan Fund) 05/01/23	5.000%	3,100,000	3,450,579
St. Johns Public Schools Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC/FGIC) (Qualified School Bond Loan Fund) 05/01/25	5.100%	1,790,000	2,201,825
State of Michigan Refunding Revenue Bonds Series 2005 (AGM) 05/15/22	5.250%	2,000,000	2,499,580
Series 2006 (AGM) 05/15/24	5.000%	2,000,000	2,265,820

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Michigan(f) Certificate of Participation Series 2000 Escrowed to Maturity (AMBAC) 06/01/21	0.000%	6,000,000	5,108,340
Troy School District Unlimited General Obligation Bonds School Building & Site Series 2006 (NPFGC) (Qualified School Board Loan Fund) 05/01/24	5.000%	5,000,000	5,565,450
Wayne County Airport Authority Revenue Bonds Detroit Metropolitan Airport Series 2005 (NPFGC) AMT(a) 12/01/19	4.750%	3,750,000	4,017,263
Williamston Community School District Unlimited General Obligation Bonds Series 1996 (NPFGC) (Qualified School Bond Loan Fund) 05/01/25	5.500%	1,000,000	1,228,470
Total			77,878,711
Minnesota 3.4%
City of Minneapolis/St Paul Housing & Redevelopment Authority Revenue Bonds Health Partners Obligation Group Project Series 2003 12/01/17	6.000%	1,650,000	1,719,828
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A 11/15/32	6.750%	7,500,000	9,117,375
City of St. Louis Park Refunding Revenue Bonds Park Nicollet Health Services Series 2009 07/01/39	5.750%	16,825,000	19,024,532
Revenue Bonds Park Nicollet Health Services Series 2008C 07/01/23	5.500%	22,775,000	25,565,165
07/01/30	5.750%	3,200,000	3,609,568
County of Meeker Revenue Bonds Memorial Hospital Project Series 2007 11/01/37	5.750%	1,750,000	1,861,318
Perham Hospital District Revenue Bonds Perham Memorial Hospital & Home Series 2010 03/01/35	6.350%	4,000,000	4,514,200
03/01/40	6.500%	2,800,000	3,159,828

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southern Minnesota Municipal Power Agency(f) Revenue Bonds Capital Appreciation Series 1994A (NPFGC) 01/01/22	0.000%	27,500,000	21,765,425
01/01/23	0.000%	26,500,000	20,015,715
01/01/25	0.000%	17,500,000	12,072,375
St. Paul Housing & Redevelopment Authority Revenue Bonds HealthPartners Obligation Group Project Series 2006 05/15/36	5.250%	4,550,000	4,769,037
Healtheast Project Series 2005 11/15/25	6.000%	3,500,000	3,803,485
11/15/30	6.000%	10,000,000	10,821,500
11/15/35	6.000%	11,500,000	12,406,200
St. Paul Port Authority Revenue Bonds Office Building at Cedar Street Series 2003-12 12/01/23	5.000%	2,540,000	2,635,783
University of Minnesota Revenue Bonds Series 1996A Escrowed to Maturity 07/01/21	5.500%	1,000,000	1,252,180
Western Minnesota Municipal Power Agency Revenue Bonds Series 1983 Escrowed to Maturity (NPFGC) 01/01/16	9.750%	1,000,000	1,214,770
Total			159,328,284
Mississippi 0.5%
County of Lowndes Refunding Revenue Bonds Weyerhaeuser Co. Project Series 1992A 04/01/22	6.800%	2,470,000	2,983,538
Harrison County Wastewater Management District Refunding Revenue Bonds Wastewater Treatment Facility Series 1986 Escrowed to Maturity 02/01/15	5.000%	4,250,000	4,528,205
Medical Center Educational Building Corp. Refunding Revenue Bonds University of Mississippi Medical Center Series 1998B (AMBAC) 12/01/23	5.500%	5,300,000	6,324,172
Mississippi Business Finance Corp. Revenue Bonds Series 2009A 05/01/24	4.700%	6,640,000	7,208,849

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rankin County Five Lakes Utility District Series 1994(d) 07/15/37	7.000%	465,000	465,288
Total			21,510,052
Missouri 1.1%
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010 11/01/25	6.000%	2,855,000	3,084,970
11/01/39	6.875%	1,500,000	1,622,715
City of St Louis Airport Refunding Revenue Bonds Lambert International Airport Series 2007A (AGM) 07/01/23	5.000%	1,000,000	1,114,700
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A 05/15/39	8.250%	12,000,000	14,376,720
Missouri Development Finance Board Revenue Bonds Procter & Gamble Paper Products Series 1999 AMT(a) 03/15/29	5.200%	6,385,000	8,029,521
Missouri Joint Municipal Electric Utility Commission Revenue Bonds Plum Point Project Series 2006 (NPFGC) 01/01/20	5.000%	1,500,000	1,599,585
Missouri State Health & Educational Facilities Authority Refunding Revenue Bonds Lester E. Cox Medical Center Series 1993I (NPFGC) 06/01/15	5.250%	1,645,000	1,701,950
Revenue Bonds Lutheran Senior Services Series 2011 02/01/31	5.750%	1,730,000	1,941,821
02/01/41	6.000%	2,600,000	2,928,380
Senior Living Facilities-Lutheran Series 2010 02/01/42	5.500%	2,000,000	2,145,000
St. Louis Area Housing Finance Corp. Wellington Arms III Project Series 1979 01/01/21	7.375%	1,101,718	1,105,992
St. Louis County Industrial Development Authority Refunding Revenue Bonds Anheuser-Busch Co. Project Series 1991 05/01/16	6.650%	2,650,000	3,033,164

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds St. Andrews Residence for Seniors Series 2007A 12/01/41	6.375%	7,000,000	7,335,370
St. Louis County Industrial Development Authority(f) Revenue Bonds Convention Center Hotel Series 2000 (AMBAC) 07/15/18	0.000%	2,000,000	1,658,640
University of Missouri Prerefunded 11/01/15 Revenue Bonds System Facilities Series 2006A 11/01/26	5.000%	260,000	292,188
Unrefunded Revenue Bonds System Facilities Series 2006A 11/01/26	5.000%	740,000	819,994
Total			52,790,710
Nebraska 0.5%
Douglas County Hospital Authority No. 2 Revenue Bonds Health Facilities-Immanuel Obligation Group Series 2010 01/01/40	5.625%	875,000	984,314
Madison County Hospital Authority No. 1 Revenue Bonds Faith Regional Health Services Project Series 2008A-1 07/01/33	6.000%	11,500,000	12,795,360
Nebraska Elementary & Secondary School Finance Authority Revenue Bonds Boys Town Project Series 2008 09/01/28	4.750%	6,800,000	7,571,188
Omaha Public Power District Revenue Bonds Series 1986A Escrowed to Maturity 02/01/15	6.000%	945,000	996,247
Series 1992B Escrowed to Maturity 02/01/17	6.200%	1,285,000	1,420,041
Total			23,767,150
Nevada 1.2%
City of Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012 09/01/33	5.000%	2,500,000	2,693,175
City of Sparks Senior Sales Tax Anticipation Revenue Bonds Series 2008A(b) 06/15/28	6.750%	2,000,000	2,064,140

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clark County Water Reclamation District Limited General Obligation Bonds Series 2009A 07/01/34	5.250%	12,000,000	14,413,440
County of Clark Revenue Bonds Las Vegas-McCarran International Airport Series 2010A 07/01/34	5.125%	18,750,000	21,084,562
County of Clark(a) Revenue Bonds Southwest Gas Corp. Project Series 2005A (AMBAC) AMT 10/01/35	4.850%	5,000,000	5,135,550
Director of the State of Nevada Department of Business & Industry Revenue Bonds Republic Services, Inc. Series 2003 AMT(a)(b) 12/01/26	5.625%	2,000,000	2,318,840
Henderson Local Improvement Districts Special Assessment Bonds Series 2006T-18 09/01/35	5.300%	10,655,000	5,872,397
Las Vegas Valley Water District Limited General Obligation Bonds Water Improvement Series 2006A (AGM) 06/01/24	5.000%	4,095,000	4,611,216
Total			58,193,320
New Hampshire 0.1%
New Hampshire Business Finance Authority Revenue Bonds Public Service Co. of New Hampshire Project Series 2006B (NPFGC) AMT(a) 05/01/21	4.750%	4,500,000	4,662,045
New Jersey 3.3%
Middlesex County Improvement Authority(d)(e) Revenue Bonds Heldrich Center Hotel Series 2005C 01/01/37	8.750%	1,500,000	111,660
Subordinated Revenue Bonds Heldrich Center Hotel Series 2005B 01/01/37	6.250%	4,000,000	297,760
New Jersey Economic Development Authority Refunding Revenue Bonds School Facilities Construction Series 2005N-1 (AGM) 09/01/25	5.500%	23,990,000	30,878,009
Series 2005N-1 (NPFGC/FGIC) 09/01/27	5.500%	5,000,000	6,534,800

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Seeing Eye, Inc. Project Series 2005 (AMBAC) 12/01/24	5.000%	1,000,000	1,054,590
Revenue Bonds MSU Student Housing Project-Provident Series 2010 06/01/31	5.750%	4,350,000	4,917,936
06/01/42	5.875%	14,500,000	16,256,385
New Jersey Economic Development Authority(a) Refunding Revenue Bonds Series 2006B AMT 01/01/37	6.875%	7,000,000	7,124,740
Revenue Bonds Continental Airlines, Inc. Project Series 1999 AMT 09/15/23	5.125%	5,000,000	5,133,700
09/15/29	5.250%	2,500,000	2,547,675
United Water, Inc. Series 1996C (AMBAC) AMT 11/01/25	4.875%	7,000,000	7,543,200
New Jersey Educational Facilities Authority Refunding Revenue Bonds Stevens Institute of Technology Series 2007A 07/01/22	5.250%	1,250,000	1,380,475
Revenue Bonds Princeton University Series 2007E 07/01/28	5.000%	1,250,000	1,442,062
William Paterson University Series 2008C 07/01/24	5.000%	1,000,000	1,117,030
New Jersey Environmental Infrastructure Trust Prerefunded 09/01/16 Revenue Bonds Environmental Series 2007A 09/01/22	5.000%	10,000	11,541
Prerefunded 9/01/16 Revenue Bonds Environmental Series 2007 09/01/22	5.000%	35,000	40,527
Unrefunded Revenue Bonds Environmental Series 2007 09/01/22	5.000%	1,185,000	1,352,642
New Jersey Health Care Facilities Financing Authority Revenue Bonds St. Josephs Healthcare Systems Series 2008 07/01/38	6.625%	4,000,000	4,635,280
Virtua Health Series 2009 07/01/33	5.750%	750,000	856,388

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Housing & Mortgage Finance Agency Revenue Bonds Series 2000E-1 (AGM) 05/01/25	5.750%	200,000	200,410
New Jersey Housing & Mortgage Finance Agency(a) Revenue Bonds Series 2000A-1 (AGM) AMT 11/01/31	6.350%	1,500,000	1,503,045
New Jersey State Turnpike Authority Refunding Revenue Bonds Series 2005A (AGM) 01/01/30	5.250%	2,000,000	2,618,540
Revenue Bonds Series 1991C (NPFGC) Escrowed to Maturity 01/01/16	6.500%	6,840,000	7,473,863
Series 2004C-2 (AMBAC) 01/01/25	5.500%	2,500,000	3,209,150
Unrefunded Revenue Bonds Series 1991C (AGM) 01/01/16	6.500%	1,415,000	1,655,111
New Jersey Transportation Trust Fund Authority Revenue Bonds Series 1999A 06/15/18	5.750%	5,000,000	6,088,450
06/15/20	5.750%	4,150,000	5,213,811
Series 2006A 12/15/23	5.500%	3,000,000	3,800,700
Series 2011B 06/15/31	5.500%	7,250,000	8,624,237
Tobacco Settlement Financing Corp. Revenue Bonds Series 2007-1A 06/01/26	4.625%	5,055,000	4,905,321
Union County Utilities Authority Refunding Revenue Bonds Covanta Union Series 2011 AMT(a) 12/01/31	5.250%	15,000,000	16,785,450
Total			155,314,488
New Mexico 0.4%
New Mexico Hospital Equipment Loan Council Revenue Bonds Presbyterian Healthcare Series 2009 08/01/39	5.000%	6,500,000	7,046,715
Presbyterian Healthcare Services Series 2008A 08/01/32	6.375%	8,650,000	10,310,021
Total			17,356,736

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York 8.1%
Albany Industrial Development Agency Revenue Bonds St. Peters Hospital Project Series 2008A 11/15/27	5.250%	3,830,000	4,265,816
Brooklyn Arena Local Development Corp. Revenue Bonds Barclays Center Project Series 2009 07/15/30	6.000%	6,500,000	7,693,465
City of New York Prerefunded 4/01/15 Unlimited General Obligation Bonds Series 2005-M 04/01/22	5.000%	1,520,000	1,670,860
Unrefunded Unlimited General Obligation Bonds Series 2005-M 04/01/22	5.000%	480,000	523,570
Series 2002E (NPFGC/IBC) 08/01/15	5.625%	5,000	5,022
Housing Development Corp. Revenue Bonds Capital Funding Program-New York City Housing Authority Program Series 2005A (NPFGC/FGIC) 07/01/25	5.000%	300,000	325,386
Series 2005F-1 11/01/25	4.650%	5,000,000	5,230,800
Hudson Yards Infrastructure Corp. Revenue Bonds Series 2011A 02/15/47	5.750%	15,500,000	18,496,305
Long Island Power Authority Revenue Bonds Series 2008A 05/01/33	6.000%	2,725,000	3,314,745
Metropolitan Transportation Authority Revenue Bonds Series 2007A (AGM) 11/15/33	5.000%	12,000,000	13,464,480
Series 2007B 11/15/24	5.000%	6,820,000	7,835,089
Series 2009B 11/15/34	5.000%	1,000,000	1,135,120
Transportation System Series 2013-A 11/15/43	5.000%	11,275,000	12,745,936
New York City Industrial Development Agency Revenue Bonds Pilot-Yankee Stadium-Payment Series 2006I (FGIC) 03/01/46	5.000%	2,000,000	2,066,700
Queens Baseball Stadium Pilot Series 2006 (AMBAC) 01/01/24	5.000%	3,000,000	3,123,120

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Industrial Development Agency(a) Revenue Bonds Terminal One Group Association Project Series 2005 AMT 01/01/21	5.500%	6,940,000	7,473,270
01/01/24	5.500%	5,500,000	5,868,390
New York City Municipal Water Finance Authority Revenue Bonds Series 2005C (NPFGC) 06/15/27	5.000%	8,000,000	8,757,120
New York City Transitional Finance Authority Building Aid Revenue Bonds Fiscal 2009 Series 2009S-4 01/15/25	5.125%	2,000,000	2,330,680
New York City Transitional Finance Authority Prerefunded 02/01/13 Revenue Bonds Future Tax Secured Series 2003 02/01/31	5.000%	3,835,000	3,835,000
Unrefunded Revenue Bonds Future Tax Secured Series 2003 02/01/31	5.000%	165,000	165,553
New York Local Government Assistance Corp. Refunding Revenue Bonds Series 1993E (AMBAC/TCRS) 04/01/16	5.250%	10,000,000	11,199,800
Series 1993E (NPFGC) 04/01/21	5.000%	3,655,000	4,539,510
New York Mortgage Agency Revenue Bonds Series 2007-140 AMT(a) 10/01/21	4.600%	3,625,000	3,799,942
New York State Dormitory Authority Refunding Revenue Bonds Education Series 2005B (AMBAC) 03/15/27	5.500%	11,240,000	15,138,482
03/15/29	5.500%	2,030,000	2,768,940
03/15/30	5.500%	6,040,000	8,275,887
Revenue Bonds Consolidated City University System 2nd General Series 1993A 07/01/18	5.750%	5,500,000	6,353,380
Consolidated City University System 2nd Generation Series 1993A 07/01/20	6.000%	13,350,000	16,632,097
Series 1993A (AGM) 07/01/20	6.000%	6,140,000	7,649,519
Independent School District-Educational Housing Services Series 2005 (AMBAC) 07/01/30	5.250%	3,000,000	3,597,300
Mount Sinai School of Medicine Series 2009 07/01/39	5.125%	15,000,000	16,561,950

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York University Series 2008A 07/01/29	5.000%	3,845,000	4,400,295
New York University Hospital Center Series 2007B 07/01/24	5.250%	420,000	460,173
North Shore Long Island Jewish Series 2009A 05/01/37	5.500%	6,250,000	7,141,812
Orange Regional Medical Center Series 2008 12/01/29	6.125%	2,250,000	2,510,663
State University Series 1993A (FGIC) 05/15/17	5.875%	28,240,000	32,541,799
Upstate Community-State Supported Series 2005B (NPFGC/FGIC) 07/01/23	5.500%	2,000,000	2,575,860
Unrefunded Revenue Bonds Series 2005-F 03/15/23	5.000%	250,000	273,305
New York State Energy Research & Development Authority Revenue Bonds Series 1993(g) 04/01/20	12.336%	13,000,000	13,049,400
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds New York City Municipal Water Series 2008A 06/15/28	5.000%	1,000,000	1,169,230
New York State Housing Finance Agency Refunding Revenue Bonds State University Construction Series 1986A Escrowed to Maturity 05/01/13	6.500%	920,000	934,306
New York State Thruway Authority Revenue Bonds General Revenue Series 2012I 01/01/42	5.000%	12,500,000	14,078,125
Series 2005G (AGM) 01/01/24	5.000%	4,000,000	4,388,640
Port Authority of New York & New Jersey Revenue Bonds Consolidated 144th Series 2006 10/01/28	5.000%	1,000,000	1,128,020
JFK International Air Terminal Series 2010 12/01/36	6.000%	7,000,000	8,321,460
Port Authority of New York & New Jersey(a) Revenue Bonds 5th Installment-Special Project Series 1996-4 AMT 10/01/19	6.750%	6,300,000	6,299,559

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Consolidated 146th Series 2006 (AGM) AMT 12/01/23	4.500%	7,500,000	7,942,500
JFK International Air Terminal 4 Special Project Series 1997 (NPFGC) AMT 12/01/22	5.750%	6,500,000	6,502,405
Suffolk County Industrial Development Agency Revenue Bonds Gurwin Jewish-Phase II Series 2004 05/01/39	6.700%	860,000	892,904
Suffolk County Industrial Development Agency(a) Revenue Bonds Nissequogue Cogen Partners Facility Series 1998 AMT 01/01/23	5.500%	7,800,000	7,800,078
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds Series 2003A-1 06/01/19	5.500%	5,000,000	5,084,650
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds Series 2002 (NFPGC) 11/15/20	5.500%	6,800,000	8,656,944
Series 2012-B 11/15/28	5.000%	3,200,000	3,875,264
11/15/29	5.000%	2,500,000	3,015,525
Revenue Bonds General Purpose Series 1992Y Escrowed to Maturity 01/01/21	6.125%	7,000,000	9,303,490
01/01/21	6.125%	11,000,000	14,619,770
Ulster County Industrial Development Agency Revenue Bonds Series 2007A 09/15/37	6.000%	2,000,000	1,321,460
09/15/42	6.000%	7,000,000	4,554,900
Total			379,685,771
North Carolina 1.0%
City of Charlotte Water & Sewer System Revenue Bonds Water & Sewer Series 2008 07/01/26	5.000%	8,450,000	10,009,616
City of High Point Revenue Bonds Series 2008 (AGM) 11/01/28	5.000%	350,000	404,551
Durham Housing Authority Revenue Bonds Series 2005 AMT(a)(b)(d) 02/01/38	5.650%	3,177,613	3,221,114

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Eastern Municipal Power Agency Prerefunded 01/01/22 Revenue Bonds Series 1988A 01/01/26	6.000%	1,940,000	2,616,012
Revenue Bonds Series 1986A Escrowed to Maturity 01/01/17	5.000%	3,870,000	4,348,758
Series 2009A 01/01/26	5.500%	300,000	349,029
Series 2009B 01/01/26	5.000%	7,000,000	7,969,150
Unrefunded Revenue Bonds Series 1991A 01/01/18	6.500%	2,185,000	2,726,793
North Carolina Housing Finance Agency Revenue Bonds Series 2006A-26 AMT(a) 01/01/38	5.500%	1,080,000	1,097,777
North Carolina Medical Care Commission Refunding Revenue Bonds 1st Mortgage-Givens Estates Series 2007 07/01/33	5.000%	5,000,000	5,211,350
Revenue Bonds 1st Mortgage Deerfield Series 2008A 11/01/33	6.000%	4,060,000	4,453,455
1st Mortgage-Presbyterian Homes Series 2006 10/01/31	5.500%	2,500,000	2,567,750
Health Care Housing Arc Projects Series 2004A 10/01/34	5.800%	1,400,000	1,480,528
North Carolina Medical Care Commission(f) Refunding Revenue Bonds Capital Appreciation-Wilson Memorial Hospital Series 1997 (AMBAC) 11/01/14	0.000%	1,380,000	1,335,454
State of North Carolina Revenue Bonds Annual Appropriation Series 2009A 05/01/27	5.000%	305,000	359,616
Total			48,150,953
North Dakota 0.3%
County of McLean Revenue Bonds Great River Energy Series 2010B 07/01/40	5.150%	7,900,000	8,677,676

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Ward Revenue Bonds Trinity Obligated Group Series 2006 07/01/29	5.125%	4,490,000	4,597,760
Total			13,275,436
Ohio 2.7%
Adams County/Ohio Valley Local School District Unlimited General Obligation Bonds Adams and Highland Counties Series 1995 (NPFGC) 12/01/15	7.000%	1,685,000	1,829,657
American Municipal Power, Inc. Revenue Bonds AMP Fremont Energy Center Project Series 2012 02/15/37	5.000%	13,220,000	14,810,366
Buckeye Tobacco Settlement Financing Authority Asset-Backed Revenue Bonds Senior Turbo Series 2007A-2 06/01/24	5.125%	17,500,000	16,171,050
City of Cleveland Refunding Revenue Bonds 1st Mortgage Series 1993G (NPFGC) 01/01/21	5.500%	4,015,000	5,022,404
Revenue Bonds Series 2008B-1 (NPFGC) 11/15/28	5.000%	500,000	570,785
City of Columbus Sewerage Revenue Bonds Series 2008A 06/01/31	4.750%	10,000,000	11,221,000
Systems Series 2008A 06/01/27	5.000%	4,000,000	4,626,000
City of Lakewood Water System Revenue Bonds Series 1995 (AMBAC) 07/01/20	5.850%	1,545,000	1,937,584
City of Middleburg Heights Revenue Bonds Southwest General Facilities Series 2011 08/01/36	5.250%	2,380,000	2,641,443
08/01/41	5.250%	6,900,000	7,594,623
Cleveland Department of Public Utilities Division of Water Revenue Bonds Series 2007P 01/01/24	5.000%	2,000,000	2,293,740

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cleveland State University Prerefunded 06/01/13 Revenue Bonds Series 2003A (NPFGC) 06/01/15	5.000%	1,000,000	1,015,850
County of Hamilton Sales Tax Refunding Revenue Bonds Series 2006A (AMBAC) 12/01/26	5.000%	1,000,000	1,111,710
County of Hamilton Revenue Bonds Improvement- Greater Cincinnati Metropolitan Series 2007A 12/01/25	5.000%	3,425,000	4,006,222
Metropolitan Sewer District Improvement Series 2006A (NPFGC) 12/01/26	5.000%	1,000,000	1,135,890
County of Montgomery Unlimited General Obligation Improvement Refunding Bonds Various Purpose Series 2005 (NPFGC) 12/01/24	5.000%	2,600,000	2,807,610
Hickory Chase Community Authority Revenue Bonds Hickory Chase Project Series 2008(d)(e) 12/01/27	6.750%	5,644,000	3,104,708
Kings Local School District Unlimited General Obligation Bonds Series 1995 (NPFGC/FGIC) 12/01/16	7.500%	1,615,000	1,851,807
Ohio Higher Educational Facility Commission Revenue Bonds Denison University 2007 Project Series 2007 11/01/23	5.000%	4,000,000	4,657,040
University Hospital Health Systems Series 2009A 01/15/39	6.750%	7,700,000	8,641,479
University of Dayton Project Series 2009 12/01/24	5.500%	3,000,000	3,623,070
Ohio Housing Finance Agency Revenue Bonds Mortgage-Backed Securities Program Series 2008F (GNMA/FNMA/FHLMC) 09/01/28	5.250%	390,000	408,365
Ohio Municipal Electric Generation Agency Refunding Revenue Bonds Joint Venture 5 Series 2004 (AMBAC) 02/15/24	4.750%	7,980,000	8,266,083

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio State Turnpike Commission Refunding Revenue Bonds Series 1998A (NPFGC/FGIC) 02/15/26	5.500%	3,000,000	3,908,790
Ohio State University (The) Prerefunded 06/01/15 Revenue Bonds Series 2005-A 06/01/25	5.000%	270,000	297,716
Unrefunded Revenue Bonds Series 2005-A 06/01/25	5.000%	470,000	510,749
Ohio State Water Development Authority Refunding Revenue Bonds Drinking Water Fund Series 2005 12/01/21	5.250%	3,890,000	4,960,256
12/01/22	5.250%	2,625,000	3,383,074
Toledo-Lucas County Port Authority Refunding Revenue Bonds CSX Transportation, Inc. Project Series 1992 12/15/21	6.450%	3,950,000	5,104,348
Special Assessment Bonds Town Square at Levi Commons Series 2007 11/01/36	5.400%	2,605,000	1,354,600
Total			128,868,019
Oklahoma 0.1%
Cleveland County Justice Authority Revenue Bonds Detention Facilities Project Series 2009B 03/01/29	5.750%	3,840,000	4,205,606
Oklahoma County Finance Authority Revenue Bonds Sail Associates LLC Series 2007 AMT (Bank of the West)(a) 12/01/41	5.250%	1,470,000	1,554,937
Total			5,760,543
Oregon 0.4%
Benton County Hospital Facilities Authority Unrefunded Revenue Bonds Samaritan Health Series 1998 10/01/28	5.125%	655,000	655,668
City of Salem Limited General Obligation Bonds Series 2009 06/01/27	4.375%	1,000,000	1,107,680

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clackamas County Service District No. 1 Revenue Bonds Series 2009A 12/01/25	4.250%	1,690,000	1,862,397
Cow Creek Band of Umpqua Tribe of Indians Revenue Bonds Series 2006C(b)(c) 10/01/26	5.625%	3,500,000	3,292,345
Linn County Community School District No. 9 Lebanon Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC) 06/15/30	5.500%	1,435,000	1,989,197
Oregon Health & Science University Revenue Bonds Series 2009A 07/01/39	5.750%	4,500,000	5,302,080
Oregon State Facilities Authority Revenue Bonds Linfield College Project Series 2005A 10/01/25	5.000%	750,000	788,730
Willamette University Projects Series 2007A 10/01/27	5.000%	1,500,000	1,615,440
Oregon State Housing & Community Services Department Revenue Bonds Single Family Mortgage Program Series 2005A 07/01/20	4.400%	390,000	400,273
Polk, Marion & Benton School District No. 13J Unlimited General Obligation Bonds Central School District Series 2009A 06/15/29	4.375%	1,300,000	1,421,875
Total			18,435,685
Pennsylvania 2.3%
Allegheny County Higher Education Building Authority Revenue Bonds Duquesne University Series 2008 03/01/28	5.000%	490,000	527,250
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds Series 2012A 05/01/42	5.000%	5,500,000	5,890,665
Berks County Municipal Authority Revenue Bonds Reading Hospital Medical Center Project Series 1993 (NPFGC) 10/01/14	5.700%	370,000	384,966

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Butler County Hospital Authority Revenue Bonds Butler Health Systems Project Series 2009 07/01/39	7.250%	7,000,000	8,646,190
Chester County Industrial Development Authority 1st Mortgage RHA/Pennsylvania Nursing Home Series 2002(d) 05/01/32	8.500%	5,910,000	6,071,402
Commonwealth of Pennsylvania Unlimited General Obligation Bonds 1st Series 2010A 02/15/19	5.000%	10,000,000	12,207,200
Dauphin County Industrial Development Authority Revenue Bonds Dauphin Consolidated Water Supply Series 1992A AMT(a) 06/01/24	6.900%	3,400,000	4,424,930
Delaware Valley Regional Financial Authority Revenue Bonds Series 1997C (AMBAC) 07/01/27	7.750%	1,000,000	1,456,400
Montgomery County Industrial Development Authority Revenue Bonds Whitemarsh Continuing Care Series 2005 02/01/28	6.125%	2,000,000	2,038,700
Northampton County General Purpose Authority Revenue Bonds Saint Luke's Hospital Project Series 2008A 08/15/28	5.375%	4,000,000	4,380,920
Pennsylvania Convention Center Authority Revenue Bonds Series 1989A Escrowed to Maturity (FGIC) 09/01/19	6.000%	14,010,000	17,937,703
Pennsylvania Economic Development Financing Authority Revenue Bonds Allegheny Energy Supply Co. Series 2009 07/15/39	7.000%	13,000,000	15,591,810
Philadelphia Biosolids Facility Series 2009 01/01/32	6.250%	5,325,000	6,090,895
Pennsylvania Economic Development Financing Authority(a) Revenue Bonds Proctor & Gamble Paper Project Series 2001 AMT 03/01/31	5.375%	1,000,000	1,281,650

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Higher Educational Facilities Authority Revenue Bonds Edinboro University Series 2008 07/01/28	5.750%	3,000,000	3,290,010
Edinboro University Foundation Series 2010 07/01/43	6.000%	4,750,000	5,383,650
Pennsylvania State University Refunding Revenue Bonds Series 2002 08/15/16	5.250%	1,000,000	1,157,240
Philadelphia Municipal Authority Revenue Bonds Lease Series 2009 04/01/34	6.500%	2,500,000	2,908,100
Philadelphia Redevelopment Authority Revenue Bonds Subordinated Series 1986B Escrowed to Maturity (GNMA) 06/01/17	9.000%	450,000	602,829
Washington County Industrial Development Authority Revenue Bonds Washington Jefferson College Series 2010 11/01/36	5.000%	4,850,000	5,328,307
Washington County Industrial Development Authority(d) 1st Mortgage Central Project Series 2003 01/01/29	8.500%	1,891,000	1,986,912
Westmoreland County Municipal Authority Revenue Bonds Capital Appreciation Series 1999A (NPFGC)(f) 08/15/22	0.000%	2,000,000	1,544,920
Total			109,132,649
Puerto Rico 2.2%
Puerto Rico Electric Power Authority(c) Refunding Revenue Bonds Series 2007UU (AGM) 07/01/23	5.000%	1,000,000	1,031,100
Series 2007VV (NPFGC/FGIC) 07/01/34	5.250%	10,870,000	11,152,076
Revenue Bonds Series 2003NN (NPFGC) 07/01/21	5.250%	3,500,000	3,722,425
Series 2008WW 07/01/23	5.375%	2,500,000	2,615,025
Series 2010XX 07/01/40	5.250%	14,500,000	14,587,725

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Highway & Transportation Authority(c) Refunding Revenue Bonds Series 1996Z Escrowed to Maturity (AGM) 07/01/18	6.000%	5,360,000	6,587,815
Series 2003AA (NPFGC) 07/01/20	5.500%	180,000	191,646
Series 2003AA Escrowed to Maturity (NPFGC) 07/01/20	5.500%	320,000	412,768
Revenue Bonds Series 2005K 07/01/20	5.000%	11,130,000	11,355,271
Puerto Rico Public Buildings Authority(c) Prerefunded 07/01/14 Revenue Bonds Government Facilities Series 2004I 07/01/33	5.250%	130,000	138,956
Refunding Revenue Bonds Government Facilities Series 2002F 07/01/20	5.250%	2,000,000	2,144,420
Series 2007M 07/01/31	6.250%	27,000,000	30,573,990
Puerto Rico Public Finance Corp.(c) Revenue Bonds Commonwealth Appropriations Series 1998A (AMBAC)
06/01/24	5.125%	3,000,000	3,735,840
Unrefunded Revenue Bonds Commonwealth Appropriations Series 2002E Escrowed to Maturity 08/01/26	6.000%	2,470,000	3,541,437
Puerto Rico Sales Tax Financing Corp. 1st Subordinated Revenue Bonds Series 2010C(c) 08/01/41	5.250%	10,000,000	10,544,500
Total			102,334,994
Rhode Island 0.1%
Rhode Island Student Loan Authority Revenue Bonds Series 2007-2 (AMBAC) AMT(a) 12/01/37	4.850%	3,395,000	3,472,813
South Carolina 1.0%
Charleston Educational Excellence Finance Corp. Revenue Bonds Charleston County School District Series 2005 12/01/30	5.250%	5,500,000	6,053,300
City of Myrtle Beach Tax Allocation Bonds Myrtle Beach Air Force Base Series 2006A 10/01/26	5.250%	1,800,000	1,653,102

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Berkeley Unrefunded Unlimited General Obligation Refunding & Improvement Bonds Series 2003 09/01/28	5.000%	735,000	752,537
County of Georgetown Refunding Revenue Bonds International Paper Co. Project Series 2000A 03/15/14	5.950%	1,000,000	1,048,630
County of Richland Revenue Bonds International Paper Series 2003 AMT(a) 04/01/23	6.100%	1,000,000	1,017,260
Piedmont Municipal Power Agency Refunding Revenue Bonds Electric Series 1991 (NPFGC/FGIC) 01/01/21	6.250%	1,250,000	1,600,263
Unrefunded Revenue Bonds Series 1993 (NPFGC) 01/01/25	5.375%	11,370,000	14,318,923
Piedmont Municipal Power Agency(f) Refunding Revenue Bonds Capital Appreciation Subordinated Series 2004A-2 (NPFGC/FGIC) 01/01/24	0.000%	5,000,000	3,438,200
Scago Educational Facilities Corp. Revenue Bonds School District No. 5 Spartanburg County Series 2005 (AGM) 04/01/22	4.600%	8,885,000	9,696,734
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds The Woodlands at Furman Project Series 2012 11/15/42	6.000%	2,994,390	1,961,415
Unrefunded Revenue Bonds Bon Secours Series 2002A 11/15/30	5.625%	3,165,000	3,169,716
South Carolina Jobs-Economic Development Authority(f) Refunding Subordinated Revenue Bonds The Woodlands at Furman Project Series 2012 11/15/47	0.000%	1,283,310	1,283
South Carolina State Public Service Authority Revenue Bonds Santee Cooper Series 2006A (NPFGC) 01/01/27	5.000%	2,600,000	2,865,772

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008A 01/01/28	5.375%	250,000	297,010
Total			47,874,145
South Dakota 0.4%
Heartland Consumers Power District Revenue Bonds Series 1992 Escrowed to Maturity (AGM) 01/01/17	6.000%	2,555,000	2,688,218
Unrefunded Revenue Bonds Series 1992 (AGM) 01/01/17	6.000%	8,635,000	9,708,762
State of South Dakota Revenue Bonds Series 1993A (AGM) 09/01/17	6.700%	7,260,000	8,215,706
Total			20,612,686
Tennessee 0.1%
Knox County Health Educational & Housing Facilities Board Refunding Revenue Bonds Fort Sanders Alliance Series 1993 (NPFGC) 01/01/15	5.250%	5,000,000	5,399,400
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board 1st Mortgage AHF Project Series 2003(d) 01/01/29	8.500%	391,000	410,832
Total			5,810,232
Texas 8.1%
Bexar County Health Facilities Development Corp. Revenue Bonds Army Retirement Residence Project Series 2010 07/01/30	5.875%	1,370,000	1,539,949
07/01/45	6.200%	7,200,000	8,079,984
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B 04/01/45	6.125%	13,450,000	15,268,574
Central Texas Regional Mobility Authority Revenue Bonds Senior Lien Series 2011 01/01/41	6.000%	8,620,000	10,053,161
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Central Texas Regional Mobility Authority(f) Revenue Bonds Capital Appreciation Series 2010 01/01/25	0.000%	2,000,000	1,194,820
City Public Service Board of San Antonio Revenue Bonds Series 1997 Escrowed to Maturity 02/01/20	5.500%	1,055,000	1,306,818
City of Austin Electric Utility Refunding Revenue Bonds Series 2008A 11/15/35	5.250%	8,000,000	9,147,200
City of Dallas Prerefunded 02/15/14 Limited General Obligation Bonds Series 2005 02/15/25	5.000%	820,000	860,164
City of Houston Airport System Refunding Revenue Bonds Senior Lien Series 2009A 07/01/34	5.500%	10,500,000	12,149,655
City of Houston Airport System(a) Refunding Revenue Bonds Continental-Special Facilities Series 2011AAMT 07/15/30	6.500%	5,555,000	6,176,327
Subordinated Lien Series 2012A AMT 07/01/31	5.000%	5,000,000	5,648,500
City of Houston Utility System(f) Refunding Revenue Bonds Capital Appreciation Series 1998A Escrowed to Maturity (AGM) 12/01/19	0.000%	26,955,000	24,392,927
Unrefunded Revenue Bonds Capital Appreciation Series 1998A (AGM) 12/01/19	0.000%	9,545,000	8,412,963
City of Houston Revenue Bonds Capital Appreciation-Convention Series 2001B (AMBAC)(f) 09/01/17	0.000%	2,000,000	1,829,220
Clifton Higher Education Finance Corp. Revenue Bonds Idea Public Schools Series 2011 08/15/41	5.750%	2,000,000	2,269,600
Series 2012 08/15/32	5.000%	2,165,000	2,393,104
08/15/42	5.000%	2,350,000	2,558,140

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Corpus Christi Business & Job Development Corp. Improvement Refunding Revenue Bonds Arena Project Series 2002 (AMBAC) 09/01/25	5.000%	3,550,000	3,635,093
Dallas County Flood Control District No. 1 Unlimited General Obligation Refunding Bonds Series 2002 04/01/32	7.250%	7,500,000	7,547,250
Dallas-Fort Worth International Airport Facilities Improvement Corp. Refunding Revenue Bonds Series 2012B 11/01/35	5.000%	15,000,000	16,883,400
Deaf Smith County Hospital District Limited General Obligation Bonds Series 2010A 03/01/40	6.500%	4,000,000	4,627,400
Harris County Health Facilities Development Corp. Refunding Revenue Bonds Memorial Hermann Healthcare System Series 2008B 12/01/35	7.250%	8,800,000	10,963,304
Revenue Bonds St. Luke's Episcopal Hospital Project Series 1991 Escrowed to Maturity 02/15/21	6.750%	1,975,000	2,370,830
Harris County-Houston Sports Authority(f) Refunding Revenue Bonds Capital Appreciation-Senior Lien Series 2001A (NPFGC) 11/15/14	0.000%	3,905,000	3,604,276
11/15/15	0.000%	3,975,000	3,503,406
11/15/16	0.000%	4,040,000	3,396,751
Houston Higher Education Finance Corp. Revenue Bonds Cosmos Foundation, Inc. Series 2011A 05/15/41	6.875%	4,045,000	5,143,865
La Vernia Higher Education Finance Corp. Revenue Bonds Kipp, Inc. Series 2009A 08/15/44	6.375%	7,500,000	8,783,850
Matagorda County Navigation District No. 1 Refunding Revenue Bonds Central Power & Light Co. Project Series 2001A 11/01/29	6.300%	2,800,000	3,302,460
Mission Economic Development Corp Revenue Bonds Dallas Clean Energy McCommas Series 2011 AMT(a) 12/01/24	6.875%	15,000,000	16,131,300

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North East Independent School District Unlimited General Obligation Refunding Bonds Series 2007 (Permanent School Fund Guarantee) 02/01/31	5.250%	10,000,000	13,668,200
North Texas Tollway Authority Refunding Revenue Bonds 1st Tier Series 2009C 01/01/44	5.250%	10,000,000	10,899,700
Series 2011 01/01/38	5.000%	5,500,000	6,110,170
First Tier Series 2012B 01/01/42	5.000%	12,845,000	14,319,863
Toll 2nd Tier Series 2008F 01/01/38	5.750%	11,355,000	12,602,347
Permanent University Fund Refunding Revenue Bonds Series 2007B 07/01/23	5.250%	1,000,000	1,303,120
San Juan Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2010A 08/15/40	6.700%	2,700,000	3,203,199
Sanger Industrial Development Corp. Revenue Bonds Texas Pellets Project Series 2012B AMT(a) 07/01/38	8.000%	35,000,000	37,505,650
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Air Force Obligation Group Series 2007 05/15/27	5.125%	2,000,000	2,048,900
CC Young Memorial Home Series 2009A 02/15/38	8.000%	4,000,000	4,587,080
Stayton at Museum Way Series 2009A 11/15/44	8.250%	12,000,000	13,386,720
Texas City Industrial Development Corp. Refunding Revenue Bonds Arco Pipe Line Co. Project Series 1990 10/01/20	7.375%	2,000,000	2,754,500
Texas Municipal Gas Acquisition & Supply Corp III Revenue Bonds Series 2012 12/15/29	5.000%	8,300,000	9,056,711

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds Series 2012 12/15/32	5.000%	7,500,000	8,119,125
Texas State Turnpike Authority(f) Revenue Bonds Capital Appreciation 1st Tier Series 2002A (AMBAC) 08/15/16	0.000%	7,000,000	6,626,620
08/15/18	0.000%	10,000,000	8,947,500
08/15/19	0.000%	10,330,000	8,884,316
Texas Transportation Commission Refunding Revenue Bonds 1st Tier Series 2012-A 08/15/41	5.000%	8,000,000	8,829,360
Travis County Health Facilities Development Corp. Revenue Bonds Querencia Barton Creek Project Series 2005 11/15/25	5.500%	1,000,000	1,027,970
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009 09/01/29	5.500%	500,000	560,200
Total			377,615,542
Utah 0.5%
City of Eagle Mountain Special Assessment Bonds Special Improvement District No. 2000-1 Series 2006 02/01/21	8.250%	1,846,000	1,848,492
City of Provo Energy System Revenue Bonds Series 1980 Escrowed to Maturity 04/01/15	10.125%	635,000	705,199
Utah Housing Corp. Revenue Bonds Series 2003A-1 AMT(a) 07/01/24	5.125%	785,000	805,661
Utah State Building Ownership Authority Refunding Revenue Bonds State Facilities Master Lease Program Series 1998C Escrowed to Maturity (AGM) 05/15/19	5.500%	3,450,000	4,011,281
Utah Transit Authority Refunding Revenue Bonds Series 2006C (AGM) 06/15/29	5.250%	10,000,000	13,482,800

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Series 2008A 06/15/25	5.000%	2,000,000	2,353,760
Total			23,207,193
Virgin Islands 0.1%
Virgin Islands Public Finance Authority Refunding Revenue Bonds Gross Receipts Taxes Loan Series 2012-A(c) 10/01/32	5.000%	4,000,000	4,391,880
Virginia 1.4%
City of Chesapeake Expressway Toll Road Revenue Bonds Transportation System Senior Series 2012A 07/15/47	5.000%	7,505,000	8,006,859
Fairfax County Industrial Development Authority Refunding Revenue Bonds Inova Health Systems Project Series 1993 08/15/23	5.000%	10,000,000	12,361,000
Fairfax County Water Authority Refunding Revenue Bonds Subordinated Series 2005B 04/01/24	5.250%	6,175,000	8,170,698
Mosaic District Community Development Authority Special Assessment Bonds Series 2011A 03/01/26	6.625%	2,145,000	2,496,716
Richmond Metropolitan Authority Refunding Revenue Bonds Series 1998 (NPFGC/FGIC) 07/15/22	5.250%	5,380,000	6,343,289
Escrowed to Maturity 07/15/22	5.250%	2,420,000	2,903,952
Tobacco Settlement Financing Corp. Prerefunded 06/01/15 Asset-Backed Revenue Bonds Series 2005 06/01/26	5.500%	9,125,000	9,787,566
06/01/37	5.625%	5,500,000	6,119,630
Virginia College Building Authority Revenue Bonds Washington & Lee University Series 2001 01/01/21	5.375%	5,000,000	5,997,150
Virginia Resources Authority Revenue Bonds State Revolving Fund Series 2009 10/01/26	5.000%	1,500,000	1,796,385
Total			63,983,245

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington 3.4%
Clark County School District No. 37 Vancouver Unlimited General Obligation Bonds Series 2001C (NPFGC/FGIC)(f) 12/01/16	0.000%	3,000,000	2,895,390
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds Series 2012A 09/01/27	5.000%	1,000,000	1,062,550
09/01/32	5.250%	1,000,000	1,059,420
NJB Properties Revenue Bonds King County Washington Project Series 2006A 12/01/25	5.000%	6,445,000	7,305,343
12/01/26	5.000%	7,290,000	8,110,344
Skagit County Public Hospital District No. 1 Revenue Bonds Skagit Valley Hospital Series 2005 12/01/30	5.500%	1,235,000	1,302,715
Series 2007 12/01/28	5.750%	1,500,000	1,609,470
12/01/32	5.750%	2,000,000	2,128,800
Snohomish County Public Utility District No. 1 Refunding Revenue Bonds Generation System Series 1986A Escrowed to Maturity 01/01/20	5.000%	17,750,000	22,147,207
Spokane Public Facilities District Revenue Bonds Series 2003 (NPFGC) 12/01/28	5.750%	3,195,000	3,317,944
State of Washington Unlimited General Obligation Bonds Series 2007D (AGM) 01/01/30	4.500%	24,470,000	26,918,468
Various Purpose Series 2008A 07/01/27	5.000%	9,730,000	11,354,521
Washington Health Care Facilities Authority Revenue Bonds Kadlec Regional Medical Center Series 2012 12/01/42	5.000%	8,220,000	8,614,067
Overlake Hospital Medical Center Series 2010 07/01/30	5.500%	3,000,000	3,332,970
Swedish Health Services Series 2009A 11/15/33	6.500%	11,800,000	13,081,716

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington Higher Education Facilities Authority Refunding Revenue Bonds Whitworth University Project Series 2009 10/01/40	5.625%	4,685,000	5,103,511
Washington State Housing Finance Commission Refunding Revenue Bonds Nonprofit Housing Revenue-Mirabella Series 2012 10/01/32	6.500%	10,000,000	10,084,500
10/01/47	6.750%	1,000,000	1,015,470
Skyline At First Hill Project Series 2012 01/01/19	7.000%	6,320,000	7,023,290
Revenue Bonds Skyline At First Hill Project Series 2007A 01/01/27	5.625%	2,500,000	2,536,650
01/01/38	5.625%	19,450,000	19,564,171
Total			159,568,517
West Virginia 0.4%
West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Amos Series 2010A 12/01/38	5.375%	3,850,000	4,264,183
West Virginia State Building Commission Refunding Revenue Bonds West Virginia Regional Jail Series 1998A (AMBAC) 07/01/21	5.375%	3,215,000	3,636,069
West Virginia University Revenue Bonds University System Projects Series 1998A (NFPGC) 04/01/28	5.250%	5,000,000	6,592,650
West Virginia University(f) Revenue Bonds University System Projects Series 2000A (AMBAC) 04/01/16	0.000%	3,300,000	3,174,798
Total			17,667,700
Wisconsin 3.2%
City of La Crosse Refunding Revenue Bonds Northern States Power Co. Project Series 1996 AMT(a) 11/01/21	6.000%	6,000,000	7,517,640

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Monroe Redevelopment Authority Revenue Bonds Monroe Clinic, Inc. Series 2009 02/15/39	5.875%	5,000,000	5,652,900
Public Finance Authority(a) Refunding Revenue Bonds TRIPS Senior Obligation Group Series 2012 AMT 07/01/28	5.250%	4,000,000	4,359,480
07/01/42	5.000%	2,000,000	2,077,400
State of Wisconsin Revenue Bonds Series 2009A 05/01/33	5.750%	17,700,000	21,365,847
Wisconsin Health & Educational Facilities Authority Refunding Revenue Bonds Wheaton Healthcare Series 2006B 08/15/24	5.125%	15,910,000	17,584,369
08/15/25	5.125%	15,500,000	17,131,220
Revenue Bonds Aurora Health Care, Inc. Series 2003 04/15/33	6.400%	4,250,000	4,276,180
Series 2010A 04/15/39	5.625%	6,100,000	6,956,440
Medical College of Wisconsin Series 2008A 12/01/35	5.250%	14,400,000	15,718,608
ProHealth Care, Inc. Series 2012 08/15/28	5.000%	1,570,000	1,773,409
ProHealth Care, Inc. Obligation Group Series 2009 02/15/32	6.625%	1,000,000	1,065,370
02/15/39	6.625%	25,150,000	29,588,975
Riverview Hospital Association Series 2008 04/01/33	5.750%	6,000,000	6,591,060
04/01/38	5.750%	4,000,000	4,372,360
St. John's Community, Inc. Series 2009A 09/15/29	7.250%	1,000,000	1,146,690
09/15/39	7.625%	1,000,000	1,156,420
Total			148,334,368
Wyoming 0.2%
County of Campbell Revenue Bonds Basin Electric Power Cooperative Series 2009A 07/15/39	5.750%	7,900,000	9,056,481
Total Municipal Bonds (Cost: $3,971,150,694)			4,505,688,091

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Municipal Bonds Held in Trust 0.6%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts 0.4%
Massachusetts Health & Educational Facilities Authority Revenue Bonds Harvard University Series 2009A(b)(g)(h) 11/15/36	5.500%	16,000,000	19,230,400
Texas 0.2%
Texas Department of Housing & Community Affairs(a)(b)(g)(h) Revenue Bonds Mortgage Series 2002A (NPFGC) AMT 03/01/34	5.550%	4,895,000	4,901,674
Series 2002B (NPFGC) AMT 09/01/33	5.550%	4,345,000	4,350,797
Total			9,252,471
Total Municipal Bonds Held in Trust (Cost: $26,696,431)			28,482,871

Municipal Preferred Stocks 0.2%

Maryland 0.2%
Munimae TE Bond Subsidiary LLC(a)(b)(d) Series 2000B AMT 06/30/50	7.750%	10,000,000	9,499,500
Series 2005C-3 AMT 11/29/49	5.500%	1,000,000	669,950
Total			10,169,450
Total Municipal Preferred Stocks (Cost: $11,000,000)			10,169,450

Floating Rate Notes 1.2%

Issue Description	Effective Yield	Amount Payable at Maturity ($)	Value ($)
Colorado 0.2%
Colorado Educational & Cultural Facilities Authority(i)(j) Revenue Bonds Series 2007 VRDN (U.S. Bank) 06/01/37	0.090%	1,200,000	1,200,000
UJA Federation of Northern New Jersey VRDN Series 2007 (JPMorgan Chase Bank) 05/01/37	0.090%	2,750,000	2,750,000

Floating Rate Notes (continued)

Issue Description	Effective Yield	Amount Payable at Maturity ($)	Value ($)
County of Pitkin Refunding Revenue Bonds Aspen Skiing Co. VRDN Series 1994B (JP Morgan Chase Bank) AMT(a)(i)(j) 04/01/14	0.110%	5,000,000	5,000,000
Total			8,950,000
Florida —%
Orange County School Board Certificate of Participation Series 2008E VRDN (Wells Fargo Bank)(i)(j) 08/01/22	0.080%	800,000	800,000
Illinois 0.4%
City of Chicago Unlimited General Obligation Bonds Series 2003 (JPMorgan Chase Bank)(g)(i) 01/01/34	0.090%	21,220,000	21,220,000
Iowa 0.1%
Iowa Finance Authority Revenue Bonds Wahlert High School VRDN Series 2006 (Wells Fargo Bank)(i)(j) 03/01/36	0.090%	1,000,000	1,000,000
Iowa Higher Education Loan Authority(g)(i) Revenue Bonds Des Moines University Osteopath Series 2003 (U.S. Bank) 10/01/33	0.090%	600,000	600,000
Iowa Higher Education Loan Authority(i)(j) Revenue Bonds Cornell College Series 2008 VRDN (JPMorgan Chase Bank) 10/01/38	0.100%	1,820,000	1,820,000
Total			3,420,000
Kentucky 0.1%
County of Christian Revenue Bonds Series 2007 VRDN (U.S. Bank)(i)(j) 04/01/37	0.090%	600,000	600,000
County of Shelby Revenue Bonds VRDN Series 2004A (U.S. Bank)(i)(j) 09/01/34	0.090%	1,755,000	1,755,000
Lexington-Fayette Urban County Airport Board Revenue Bonds VRDN Series 2009 (JP Morgan Chase Bank)(i)(j) 07/01/38	0.090%	800,000	800,000
Total			3,155,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Floating Rate Notes (continued)

Issue Description	Effective Yield	Amount Payable at Maturity ($)	Value ($)
Minnesota 0.1%
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds Allina Health Systems VRDN Series 2009B-2 (JP Morgan Chase Bank)(i)(j) 11/15/35	0.090%	1,050,000	1,050,000
Minnesota Higher Education Facilities Authority Revenue Bonds St. Olaf College VRDN Series 2002 (Harris)(i)(j) 10/01/20	0.090%	6,200,000	6,200,000
Total			7,250,000
Missouri —%
Missouri Development Finance Board Revenue Bonds VRDN Series 2000C (U.S. Bank)(i)(j) 12/01/20	0.090%	1,000,000	1,000,000
Missouri State Health & Educational Facilities Authority Revenue Bonds Bethesda Health Group, Inc. Series 2009 (U.S. Bank)(g)(i) 08/01/41	0.090%	595,000	595,000
Total			1,595,000
New Hampshire 0.1%
New Hampshire Business Finance Authority Revenue Bonds Littleton Regional Hospital VRDN Series 2007 (TD Banknorth)(i)(j) 10/01/42	0.070%	3,445,000	3,445,000
Vermont 0.1%
Vermont Educational & Health Buildings Financing Agency(i)(j) Revenue Bonds North Country Hospital & Health VRDN Series 2007A (TD Banknorth) 10/01/34	0.080%	1,200,000	1,200,000

Floating Rate Notes (continued)

Issue Description	Effective Yield	Amount Payable at Maturity ($)	Value ($)
Northeastern VT Regional Hospital VRDN Series 2004A (Banknorth) 10/01/29	0.080%	1,400,000	1,400,000
Total			2,600,000
Wisconsin 0.1%
Wisconsin Health & Educational Facilities Authority(i)(j) Revenue Bonds Fort Healthcare, Inc. VRDN Series 2007A (JP Morgan Chase Bank) 05/01/37	0.100%	3,600,000	3,600,000
Meriter Hospital, Inc. VRDN Series 2002 (JP Morgan Chase & Co.) 12/01/32	0.100%	2,405,000	2,405,000
Total			6,005,000
Total Floating Rate Notes (Cost: $58,440,000)			58,440,000

Money Market Funds 0.5%

	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, 0.000%(k)	10,716,812	10,716,812
JPMorgan Municipal Money Market Fund, 0.000%(k)	10,915,271	10,915,271
Total Money Market Funds (Cost: $21,632,083)		21,632,083
Total Investments (Cost: $4,088,919,208)		4,624,412,495
Other Assets & Liabilities, Net		65,659,202
Net Assets		4,690,071,697

Notes to Portfolio of Investments

(a)  Income from this security may be subject to alternative minimum tax.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of these securities amounted to $77,894,988 or 1.66% of net assets.

(c)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2013, the value of these securities amounted to $133,908,884 or 2.86% of net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

(d)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2013 was $61,127,562, representing 1.30% of net assets. Information concerning such security holdings at January 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Boston Industrial Development Financing Authority Revenue Bonds Crosstown Center Project Senior Series 2002 AMT 6.500% 09/01/35	09/20/02	2,811,636
Broward County Housing Finance Authority Revenue Bonds Chaves Lake Apartments Project Series 2000A AMT 7.500% 07/01/40	03/07/00	7,725,933
Cabazon Band Mission Indians Revenue Bonds Series 2004 13.000% 06/01/11	05/14/10	365,949
Cabazon Band Mission Indians Revenue Bonds Series 2004 8.375% 10/01/15	10/04/04 - 05/14/10	1,691,224
Cabazon Band Mission Indians Revenue Bonds Series 2004 8.750% 10/01/19	10/04/04 - 05/14/10	8,381,812
Cabazon Band Mission Indians Revenue Bonds Series 2010 8.375% 10/01/20	05/14/10	1,415,000
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy-Waste Water Series 2011 AMT 3.950% 12/01/15	12/22/11	1,415,000
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy-Waste Water Series 2011 AMT 7.500% 12/01/32	12/22/11	1,925,000
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B 7.000% 07/15/32	07/23/08	1,895,000
Chester County Industrial Development Authority RHA/Pennsylvania Nursing Home-1st Mortgage Series 2002 8.500% 05/01/32	05/01/02	5,510,060
Revenue Bonds Series 2005 AMT 5.650% 02/01/38	12/18/06	3,177,613

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Acquisition Dates	Cost ($)
Hickory Chase Community Authority Revenue Bonds Hickory Chase Project Series 2008 6.750% 12/01/27	04/23/08	5,644,000
Indianapolis Airport Authority Revenue Bonds Special Facilities-United Air Lines Project Series 1995A AMT 6.500% 11/15/31	10/17/95	803,250
Mashantucket Western Pequot Tribe Revenue Bonds Subordinated Series 2007A 5.750% 09/01/34	11/09/07	3,865,989
Massachusetts Development Finance Agency Revenue Bonds Groves-Lincoln Series 20009A 7.750% 06/01/39	11/12/09 - 11/16/09	2,224,004
Massachusetts Development Finance Agency Revenue Bonds Linden Ponds, Inc. Facility Series 2011B 0.000% 11/15/56	06/04/11	1,617
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board 1st Mortgage-AHF Project Series 2003 8.500% 01/01/29	12/30/03	369,468
Michigan Strategic Fund Refunding Revenue Bonds Michigan Sugar Co.-Carollton Series 1998C AMT 6.550% 11/01/25	11/24/98	4,250,000
Middlesex County Improvement Authority Subordinated Revenue Bonds Heldrich Center Hotel Series 2005B 6.250% 01/01/37	03/18/05	3,865,993
Middlesex County Improvement Authority Revenue Bonds Heldrich Center Hotel Series 2005C 8.750% 01/01/37	09/25/07	1,461,135
Munimae TE Bond Subsidiary LLC Series 2000B AMT 9.640% 06/30/50	05/30/00	10,000,000
Munimae TE Bond Subsidiary LLC Series 2005C-3 AMT 5.500% 11/29/49	11/02/05	1,000,000
Rankin County Five Lakes Utility District Series 1994 7.000% 07/15/37	10/02/07	465,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Acquisition Dates	Cost ($)
Resolution Trust Corp. Pass-Through Certificates Series 1993A 8.500% 12/01/16	08/27/93	6,667,770
Washington County Industrial Development Authority 1st Mortgage Central Project Series 2003 8.500% 01/01/29	12/30/03	1,786,863

(e)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2013, the value of these securities amounted to $12,805,573, which represents 0.27% of net assets.

(f)  Zero coupon bond.

(g)  Variable rate security.

(h)  The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties, which are included as a liability in the Fund's Statement of Assets and Liabilities. The liability approximates fair value. The municipal bonds transferred to the trusts remain in the Fund's Portfolio of Investments.

(i)  The Fund is entitled to receive principal and interest from the guarantor after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(j)  Interest rate varies to reflect current market conditions; rate shown is the effective rate on January 31, 2013.

(k)  The rate shown is the seven-day current annualized yield at January 31, 2013.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

CHF  Collegiate Housing Foundation

FGIC  Financial Guaranty Insurance Company

FHA  Federal Housing Authority

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

IBC  Insurance Bond Certificate

MGIC  Mortgage Guaranty Insurance Corporation

NPFGC  National Public Finance Guarantee Corporation

TCRS  Transferable Custodial Receipts

VRDN  Variable Rate Demand Note

XLCA  XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Fair Value Measurements (continued)

that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Municipal Preferred Stocks		10,169,450		10,169,450
Total Equity Securities	—	10,169,450	—	10,169,450
Bonds
Municipal Bonds	—	4,505,688,091	—	4,505,688,091
Municipal Bonds Held in Trust	—	28,482,871	—	28,482,871
Total Bonds	—	4,534,170,962	—	4,534,170,962
Short-Term Securities
Floating Rate Notes	—	58,440,000	—	58,440,000
Total Short-Term Securities	—	58,440,000	—	58,440,000
Other
Money Market Funds	21,632,083	—	—	21,632,083
Total Other	21,632,083	—	—	21,632,083
Total	21,632,083	4,602,780,412	—	4,624,412,495

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Statement of Assets and Liabilities

January 31, 2013 (Unaudited)

Assets
Investments, at value
(identified cost $4,088,919,208)	$4,624,412,495
Receivable for:
Investments sold	42,916,201
Capital shares sold	12,806,276
Interest	49,936,219
Prepaid expenses	35,945
Trustees' deferred compensation plan	260,438
Total assets	4,730,367,574
Liabilities
Short-term floating rate notes outstanding	17,590,000
Payable for:
Capital shares purchased	5,402,806
Dividend distributions to shareholders	15,786,159
Investment management fees	47,073
Distribution and/or service fees	23,176
Transfer agent fees	595,500
Administration fees	7,440
Compensation of board members	88,656
Chief compliance officer expenses	451
Other expenses	494,178
Trustees' deferred compensation plan	260,438
Total liabilities	40,295,877
Net assets applicable to outstanding capital stock	$4,690,071,697
Represented by
Paid-in capital	$4,247,875,984
Undistributed net investment income	14,457,125
Accumulated net realized loss	(107,754,699)
Unrealized appreciation (depreciation) on:
Investments	535,493,287
Total — representing net assets applicable to outstanding capital stock	$4,690,071,697

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Statement of Assets and Liabilities (continued)

January 31, 2013 (Unaudited)

Class A
Net assets	$3,805,728,642
Shares outstanding	265,372,474
Net asset value per share	$14.34
Maximum offering price per share(a)	$15.06
Class B
Net assets	$8,104,159
Shares outstanding	565,674
Net asset value per share	$14.33
Class C
Net assets	$99,032,325
Shares outstanding	6,908,491
Net asset value per share	$14.33
Class Z
Net assets	$777,206,571
Shares outstanding	54,189,621
Net asset value per share	$14.34

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Statement of Operations

Six Months Ended January 31, 2013 (Unaudited)

Net investment income
Income:
Dividends	$5,290
Interest	112,956,740
Total income	112,962,030
Expenses:
Investment management fees	8,732,342
Distribution and/or service fees
Class A	3,860,700
Class B	41,484
Class C	464,622
Transfer agent fees
Class A	2,126,315
Class B	4,808
Class C	53,786
Class Z	438,279
Administration fees	1,379,342
Compensation of board members	72,538
Custodian fees	17,789
Printing and postage fees	165,739
Registration fees	62,437
Professional fees	105,021
Interest expense	56,565
Chief compliance officer expenses	1,996
Other	101,566
Total expenses	17,685,329
Fees waived by Distributor — Class C	(74,061)
Total net expenses	17,611,268
Net investment income	95,350,762
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	10,479,390
Net realized gain	10,479,390
Net change in unrealized appreciation (depreciation) on:
Investments	12,098,811
Net change in unrealized appreciation (depreciation)	12,098,811
Net realized and unrealized gain	22,578,201
Net increase in net assets resulting from operations	$117,928,963

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012(a)	Year Ended November 30, 2011
Operations
Net investment income	$95,350,762	$129,889,495	$143,826,131
Net realized gain (loss)	10,479,390	(5,924,021)	(9,818,214)
Net change in unrealized appreciation (depreciation)	12,098,811	283,886,630	106,690,130
Net increase in net assets resulting from operations	117,928,963	407,852,104	240,698,047
Distributions to shareholders
Net investment income
Class A	(76,298,164)	(103,615,875)	(109,526,581)
Class B	(139,788)	(274,672)	(376,116)
Class C	(1,635,409)	(2,071,509)	(2,194,051)
Class Z	(16,519,622)	(21,546,227)	(33,366,448)
Total distributions to shareholders	(94,592,983)	(127,508,283)	(145,463,196)
Increase (decrease) in net assets from capital stock activity	(65,181,573)	(68,386,578)	2,281,307,620
Proceeds from regulatory settlements (Note 6)	—	1,263	—
Total increase (decrease) in net assets	(41,845,593)	211,958,506	2,376,542,471
Net assets at beginning of period	4,731,917,290	4,519,958,784	2,143,416,313
Net assets at end of period	$4,690,071,697	$4,731,917,290	$4,519,958,784
Undistributed net investment income	$14,457,125	$13,699,346	$10,904,960

(a) For the period from December 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from November 30 to July 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31, 2012(a)		Year Ended November 30, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	6,362,001	91,279,124	7,682,634	107,162,181	6,323,418	83,458,835
Fund merger	—	—	—	—	190,123,507	2,497,521,878
Distributions reinvested	4,224,430	60,578,882	5,692,109	79,689,322	6,053,123	79,801,662
Redemptions	(14,928,098)	(213,858,140)	(19,805,586)	(275,674,737)	(25,833,279)	(338,087,704)
Net increase (decrease)	(4,341,667)	(62,000,134)	(6,430,843)	(88,823,234)	176,666,769	2,322,694,671
Class B shares
Subscriptions	17,724	253,694	25,006	349,550	24,424	324,482
Fund merger	—	—	—	—	1,348,328	17,698,627
Distributions reinvested	8,229	117,876	15,940	222,656	19,494	256,930
Redemptions(b)	(92,134)	(1,318,517)	(350,098)	(4,926,501)	(970,488)	(12,716,353)
Net increase (decrease)	(66,181)	(946,947)	(309,152)	(4,354,295)	421,758	5,563,686
Class C shares
Subscriptions	813,891	11,658,803	943,493	13,161,965	641,064	8,476,571
Fund merger	—	—	—	—	3,452,081	45,338,027
Distributions reinvested	89,643	1,284,958	110,114	1,541,112	100,543	1,325,678
Redemptions	(523,054)	(7,497,361)	(612,772)	(8,544,171)	(953,671)	(12,399,708)
Net increase	380,480	5,446,400	440,835	6,158,906	3,240,017	42,740,568
Class Z shares
Subscriptions	3,807,865	54,466,475	4,868,436	68,006,637	4,272,588	55,792,716
Distributions reinvested	340,893	4,888,586	414,083	5,800,063	632,731	8,244,270
Redemptions	(4,671,158)	(67,035,953)	(3,945,590)	(55,174,655)	(11,959,938)	(153,728,291)
Net increase (decrease)	(522,400)	(7,680,892)	1,336,929	18,632,045	(7,054,619)	(89,691,305)
Total net increase (decrease)	(4,549,768)	(65,181,573)	(4,962,231)	(68,386,578)	173,273,925	2,281,307,620

(a) For the period from December 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from November 30 to July 31.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended November 30,
Class A	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$14.27		$13.43		$13.13		$13.05		$11.95		$13.52		$13.88
Income from investment operations:
Net investment income	0.29		0.39		0.58		0.59		0.60		0.59		0.60
Net realized and unrealized gain (loss)	0.06		0.83		0.31		0.08		1.09		(1.57)		(0.37)
Total from investment operations	0.35		1.22		0.89		0.67		1.69		(0.98)		0.23
Less distributions to shareholders:
Net investment income	(0.28)		(0.38)		(0.59)		(0.59)		(0.59)		(0.59)		(0.59)
Total distributions to shareholders	(0.28)		(0.38)		(0.59)		(0.59)		(0.59)		(0.59)		(0.59)
Proceeds from regulatory settlements	—		0.00	(b)	—		0.00	(b)	—		—		—
Net asset value, end of period	$14.34		$14.27		$13.43		$13.13		$13.05		$11.95		$13.52
Total return	2.50%		9.18%		7.00%		5.12%		14.42%		(7.48%)		1.74%
Ratios to average net assets(c)(d)
Total gross expenses	0.76	%(e)(f)	0.76	%(e)(f)	0.76	%(f)	0.80%		0.80	%(f)	0.80	%(g)	0.82	%(g)
Total net expenses(h)	0.76	%(e)(f)	0.76	%(e)(f)(i)	0.75	%(f)(i)	0.80	%(i)	0.80	%(f)(i)	0.80	%(g)(i)	0.82	%(g)(i)
Net investment income	3.98	%(e)	4.17	%(e)	4.41%		4.43%		4.73%		4.56%		4.40%
Supplemental data
Net assets, end of period (in thousands)	$3,805,729		$3,848,957		$3,708,744		$1,305,921		$1,362,545		$1,296,698		$1,533,614
Portfolio turnover	5%		5%		11%		11%		12%		14%		13%

Notes to Financial Highlights

(a)  For the period from December 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from November 30 to July 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which rounds to less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(g)  Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.02% and 0.04% for the years ended November 30, 2008 and November 30, 2007, respectively. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended November 30,
Class B	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$14.26		$13.42		$13.13		$13.05		$11.95		$13.52		$13.88
Income from investment operations:
Net investment income	0.23		0.32		0.48		0.49		0.50		0.50		0.50
Net realized and unrealized gain (loss)	0.07		0.84		0.30		0.08		1.10		(1.58)		(0.37)
Total from investment operations	0.30		1.16		0.78		0.57		1.60		(1.08)		0.13
Less distributions to shareholders:
Net investment income	(0.23)		(0.32)		(0.49)		(0.49)		(0.50)		(0.49)		(0.49)
Total distributions to shareholders	(0.23)		(0.32)		(0.49)		(0.49)		(0.50)		(0.49)		(0.49)
Proceeds from regulatory settlements	—		0.00	(b)	—		0.00	(b)	—		—		—
Net asset value, end of period	$14.33		$14.26		$13.42		$13.13		$13.05		$11.95		$13.52
Total return	2.12%		8.68%		6.12%		4.34%		13.57%		(8.17%)		0.98%
Ratios to average net assets(c)(d)
Total gross expenses	1.50	%(e)(f)	1.51	%(e)(f)	1.51	%(f)	1.55%		1.55	%(f)	1.55	%(g)	1.57	%(g)
Total net expenses(h)	1.50	%(e)(f)	1.51	%(e)(f)(i)	1.50	%(f)(i)	1.55	%(i)	1.55	%(f)(i)	1.55	%(g)(i)	1.57	%(g)(i)
Net investment income	3.23	%(e)	3.41	%(e)	3.65%		3.69%		4.00%		3.81%		3.65%
Supplemental data
Net assets, end of period (in thousands)	$8,104		$9,008		$12,630		$6,817		$12,775		$17,816		$27,047
Portfolio turnover	5%		5%		11%		11%		12%		14%		13%

Notes to Financial Highlights

(a)  For the period from December 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from November 30 to July 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which rounds to less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(g)  Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.02% and 0.04% for the years ended November 30, 2008 and November 30, 2007, respectively. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended November 30,
Class C	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$14.26		$13.43		$13.13		$13.05		$11.95		$13.52		$13.88
Income from investment operations:
Net investment income	0.24		0.33		0.50		0.51		0.52		0.51		0.51
Net realized and unrealized gain (loss)	0.07		0.83		0.31		0.08		1.09		(1.57)		(0.36)
Total from investment operations	0.31		1.16		0.81		0.59		1.61		(1.06)		0.15
Less distributions to shareholders:
Net investment income	(0.24)		(0.33)		(0.51)		(0.51)		(0.51)		(0.51)		(0.51)
Total distributions to shareholders	(0.24)		(0.33)		(0.51)		(0.51)		(0.51)		(0.51)		(0.51)
Proceeds from regulatory settlements	—		0.00	(b)	—		0.00	(b)	—		—		—
Net asset value, end of period	$14.33		$14.26		$13.43		$13.13		$13.05		$11.95		$13.52
Total return	2.20%		8.70%		6.36%		4.49%		13.74%		(8.05%)		1.13%
Ratios to average net assets(c)(d)
Total gross expenses	1.50	%(e)(f)	1.51	%(e)(f)	1.52	%(f)	1.55%		1.55	%(f)	1.55	%(g)	1.57	%(g)
Total net expenses(h)	1.35	%(e)(f)	1.36	%(e)(f)(i)	1.36	%(f)(i)	1.40	%(i)	1.40	%(f)(i)	1.40	%(g)(i)	1.42	%(g)(i)
Net investment income	3.37	%(e)	3.57	%(e)	3.82%		3.83%		4.11%		3.95%		3.78%
Supplemental data
Net assets, end of period (in thousands)	$99,032		$93,117		$81,742		$37,377		$34,079		$25,023		$22,650
Portfolio turnover	5%		5%		11%		11%		12%		14%		13%

Notes to Financial Highlights

(a)  For the period from December 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from November 30 to July 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which rounds to less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(g)  Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.02% and 0.04% for the years ended November 30, 2008 and November 30, 2007, respectively. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2013		Year Ended July 31,		Year Ended November 30,
Class Z	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$14.27		$13.43		$13.13		$13.05		$11.95		$13.52		$13.88
Income from investment operations:
Net investment income	0.30		0.41		0.61		0.62		0.62		0.62		0.62
Net realized and unrealized gain (loss)	0.07		0.83		0.30		0.07		1.10		(1.58)		(0.36)
Total from investment operations	0.37		1.24		0.91		0.69		1.72		(0.96)		0.26
Less distributions to shareholders:
Net investment income	(0.30)		(0.40)		(0.61)		(0.61)		(0.62)		(0.61)		(0.62)
Total distributions to shareholders	(0.30)		(0.40)		(0.61)		(0.61)		(0.62)		(0.61)		(0.62)
Proceeds from regulatory settlements	—		0.00	(b)	—		0.00	(b)	—		—		—
Net asset value, end of period	$14.34		$14.27		$13.43		$13.13		$13.05		$11.95		$13.52
Total return	2.61%		9.32%		7.16%		5.33%		14.64%		(7.30%)		1.94%
Ratios to average net assets(c)(d)
Total gross expenses	0.56	%(e)(f)	0.56	%(e)(f)	0.59	%(f)	0.60%		0.60	%(f)	0.60	%(g)	0.62	%(g)
Total net expenses(h)	0.56	%(e)(f)	0.56	%(e)(f)(i)	0.56	%(f)(i)	0.60	%(i)	0.60	%(f)(i)	0.60	%(g)(i)	0.62	%(g)(i)
Net investment income	4.17	%(e)	4.37	%(e)	4.68%		4.63%		4.93%		4.76%		4.59%
Supplemental data
Net assets, end of period (in thousands)	$777,207		$780,836		$716,844		$793,302		$833,847		$814,018		$884,741
Portfolio turnover	5%		5%		11%		11%		12%		14%		13%

Notes to Financial Highlights

(a)  For the period from December 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from November 30 to July 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which rounds to less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(g)  Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.02% and 0.04% for the years ended November 30, 2008 and November 30, 2007, respectively. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Notes to Financial Statements

January 31, 2013 (Unaudited)

Note 1. Organization

Columbia Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Delayed Delivery Securities and Forward Sale Commitments

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Inverse Floater Program Transactions

The Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (i) to cause the holders of the short-term floating rate notes to tender their notes at par, and (ii) to transfer the municipal bonds from the trusts to the Fund, thereby collapsing the trusts. The municipal bonds transferred to the trusts, if any, remain in the Fund's investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption "Short-term floating rate notes outstanding" in the Statement of Assets and Liabilities. The liability approximates the fair market value of the short-term notes. The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The income received by the inverse floating rate security holder varies inversely with the short-term rate paid to the floating rate note holders, and in most circumstances the inverse floating rate security holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The inverse floating rate security holder will be subject to greater interest rate risk than if they were to hold the underlying bond because the interest rate is dependent on both the fixed coupon rate of the underlying bond and the short-term interest rate paid on the floating rate notes. The inverse floating rate security holder is also subject to the credit risk, liquidity risk and market risk associated with the underlying bond. The bonds held by the trusts serve as collateral for the short-term floating rate notes outstanding. Contractual maturities and interest rates of the municipal bonds held in trusts, if any, at January 31, 2013 are presented in the Portfolio of Investments. Interest and fee expense related to the short-term floating rate notes, which is accrued daily, is presented in the Statement of Operations and corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. For the six months ended January 31, 2013, the average value of short-term floating rate notes outstanding was $17,711,108 and the annualized average interest rate and fees related to these short-term floating rate notes was 0.64%.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.41% to 0.25% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended January 31, 2013 was 0.37% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended January 31, 2013 was 0.06% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund.

Semiannual Report 2013

Columbia Tax-Exempt Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended January 31, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.11%
Class B	0.11
Class C	0.11
Class Z	0.11

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At January 31, 2013, the Fund's total potential future obligation over the life of the Guaranty is $683,058. The liability remaining at January 31, 2013 for non-recurring charges associated with the lease amounted to $365,488 and is recorded as a part of payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2013, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fee does not exceed 0.80% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $1,273,265 for Class A, $4,552 for Class B and $3,787 for Class C shares for the six months ended January 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective December 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through November 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.81%
Class B	1.56
Class C	1.56
Class Z	0.61

Semiannual Report 2013

Columbia Tax-Exempt Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

Prior to December 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.76%
Class B	1.51
Class C	1.51
Class Z	0.56

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2013, the cost of investments for federal income tax purposes was approximately $4,088,919,208 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$568,547,081
Unrealized depreciation	(33,053,794)
Net unrealized appreciation	$535,493,287

The following capital loss carryforward, determined as of July 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2015	$13,239,272
2016	57,869,171
2017	1,455,576
2018	6,621,391
2019	14,381,427
Unlimited long-term	8,423,040
Total	$101,989,877

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $250,266,971 and $308,145,796, respectively, for the six months ended January 31, 2013.

Note 6. Regulatory Settlements

During the year ended July 31, 2012, the Fund received $1,263 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund's portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The payments have been included in "Proceeds from regulatory settlements" in the Statement of Changes in Net Assets.

Note 7. Shareholder Concentration

At January 31, 2013, one unaffiliated shareholder account owned 10.4% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and

Semiannual Report 2013

Columbia Tax-Exempt Fund

Notes to Financial Statements (continued)

January 31, 2013 (Unaudited)

redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended January 31, 2013.

Note 9. Significant Risks

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013

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Semiannual Report 2013

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Semiannual Report 2013

Columbia Tax-Exempt Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013

Columbia Tax-Exempt Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR233_07_C01_(03/13)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         During November 2012, the registrant enhanced internal controls over financial reporting relating to the recording of certain last day trades.  These controls include (i) additional analysis of last day security purchase prices, (ii) comparisons of cost and market value for last day trades and (iii) analytical review of per share changes resulting from financial statement adjustments.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 22, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 22, 2013